UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31, 2014

Date of reporting period: NOVEMBER 1, 2013 - APRIL 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds I

April 30, 2014

AMG FQ Tax-Managed U.S. Equity Fund

Investor Class: MFQAX     |     Institutional Class: MFQTX

AMG FQ U.S. Equity Fund

Investor Class: FQUAX      |     Institutional Class: MEQFX

AMG FQ Global Alternatives Fund

Investor Class: MGAAX     |     Service Class: MGASX    |     Institutional Class: MGAIX

AMG FQ Global Risk-Balanced Fund

(formerly Managers AMG FQ Global Essentials Fund)

Investor Class: MMAVX    |     Service Class: MMASX    |     Institutional Class: MMAFX

www.amgfunds.com |	SAR016-0414

AMG FQ Funds

Semi-Annual Report—April 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG FQ Tax-Managed U.S. Equity Fund	5
AMG FQ U.S. Equity Fund	9
AMG FQ Global Alternatives Fund	14
AMG FQ Global Risk-Balanced Fund	15

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	27
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	29
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	30
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	32
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	38

NOTES TO FINANCIAL STATEMENTS	39
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2014	Expense Ratio for the Period	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.24%	$1,000	$1,103	$6.52
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.26
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,104	$5.16
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96
AMG FQ U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.04%	$1,000	$1,079	$5.36
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,080	$4.07
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
AMG FQ Global Alternatives Fund
Investor Class Shares
Based on Actual Fund Return	1.89%	$1,000	$982	$9.29
Hypothetical (5% return before expenses)	1.89%	$1,000	$1,015	$9.44
Service Class Shares
Based on Actual Fund Return	1.64%	$1,000	$983	$8.06
Hypothetical (5% return before expenses)	1.64%	$1,000	$1,017	$8.20
Institutional Class Shares
Based on Actual Fund Return	1.44%	$1,000	$984	$7.08
Hypothetical (5% return before expenses)	1.44%	$1,000	$1,017	$7.20
AMG FQ Global Risk-Balanced Fund
Investor Class Shares
Based on Actual Fund Return	1.39%	$1,000	$1,040	$7.03
Hypothetical (5% return before expenses)	1.39%	$1,000	$1,018	$6.95
Service Class Shares
Based on Actual Fund Return	0.91%	$1,000	$1,043	$4.61
Hypothetical (5% return before expenses)	0.91%	$1,000	$1,020	$4.56
Institutional Class Shares
Based on Actual Fund Return	0.89%	$1,000	$1,044	$4.51
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance

Periods ended April 30, 2014 (unaudited)

Average Annual Total Returns[1]	Six Months†	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund[2,3]
Investor Class	10.31%	25.91%	20.72%	—	7.02%	03/01/06
Institutional Class	10.38%	26.23%	21.01%	9.37%	6.62%	12/18/00
Russell 3000® Index[4]	7.83%	20.78%	19.54%	8.10%	5.27%	12/18/00
Return After Tax on Distributions:[5]
Investor Class	10.28%	25.88%	20.69%	—	6.96%	03/01/06
Institutional Class	10.30%	26.14%	20.92%	9.27%	6.52%	12/18/00
Return After Tax on Distributions & Sale of Shares:[5]
Investor Class	5.86%	14.69%	17.00%	—	5.62%	03/01/06
Institutional Class	5.94%	14.92%	17.24%	7.71%	5.42%	12/18/00
AMG FQ U.S. Equity Fund[2,6]
Investor Class	7.90%	19.28%	18.08%	—	6.43%	03/01/06
Institutional Class	7.97%	19.56%	18.38%	8.23%	8.39%	08/14/92
Russell 3000® Index[4,7]	7.83%	20.78%	19.54%	8.10%	9.52%	08/14/92
AMG FQ Global Alternatives Fund#2,8,9,10,11
Investor Class	(1.84)%	(1.40)%	(1.80)%	—	(0.26)%	03/30/06
Service Class*	(1.69)%	(1.03)%	—	—	(2.34)%	01/01/10
Institutional Class*	(1.63)%	(0.96)%	—	—	(2.22)%	01/01/10
Citigroup 1-month U.S Treasury Bill Index[7]	0.02%	0.03%	0.06%	1.47%	1.26%	03/30/06
AMG FQ Global Risk-Balanced Fund[2,9,11,12,13,14]
Investor Class*	4.03%	(0.87)%	—	—	7.16%	01/01/10
Service Class*	4.32%	(0.29)%	—	—	7.56%	01/01/10
Institutional Class	4.38%	(0.29)%	11.59%	4.60%	6.27%	11/18/88
AMG FQ Global Risk-Balanced Fund Composite Hedged Index[7,15]	3.87%	8.64%	9.12%	4.83%	5.82%	11/18/88
AMG FQ Global Risk-Balanced Fund Composite Unhedged Index[7,15,16]	4.51%	10.44%	11.42%	6.65%	7.04%[16]	11/30/88

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for AMG FQ Global Alternatives Fund commenced operations on January 1, 2010.
†	Not annualized.
#	Commenced operations on March 30, 2006.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
[4]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Also, the Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[7]	Date reflects the inception date of the Fund, not the index.
[8]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

Fund Performance (continued)

[9]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[10]	Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.
[11]	Because the Fund invests in exchange traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor.
Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.
[12]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.
[13]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[14]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.
[15]	The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond
Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 24 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[16]	The date reflects the closet available index date to the Fund’s inception date.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	21.6%	18.0%
Financials	15.1%	17.3%
Health Care	13.7%	12.8%
Industrials	12.7%	11.6%
Consumer Discretionary	10.4%	12.7%
Energy	9.4%	9.8%
Consumer Staples	8.3%	8.6%
Materials	3.7%	3.8%
Telecommunication Services	3.0%	2.2%
Utilities	0.7%	3.2%
Other Assets and Liabilities	1.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Exxon Mobil Corp.*	2.6%
Apple, Inc.*	2.6
International Business Machines Corp.*	2.4
Berkshire Hathaway, Inc., Class B*	2.4
DIRECTV*	2.2
Chevron Corp.*	2.1
MasterCard, Inc., Class A*	2.1
Visa, Inc., Class A*	2.0
Alaska Air Group, Inc.	1.9
Oracle Corp.	1.7

Top Ten as a Group	22.0%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 10.4%
Aaron’s, Inc.	3,300	$97,251
Bed Bath & Beyond, Inc.*	6,400	397,632
Dillard’s, Inc., Class A	8,900	871,577
DIRECTV*	15,500	1,202,800
Discovery Communications, Inc., Class A*	1,400	106,260
The Gap, Inc.	14,000	550,200
The Home Depot, Inc.	500	39,755
Jack in the Box, Inc.*	12,200	653,188
Lowe’s Cos., Inc.	7,000	321,370
Macy’s, Inc.	10,500	603,015
Ross Stores, Inc.	700	47,656
Target Corp.	2,000	123,500
The TJX Cos., Inc.	11,600	674,888
Visteon Corp.*	900	78,129
Total Consumer Discretionary		5,767,221
Consumer Staples - 8.3%
Archer-Daniels-Midland Co.	15,300	669,069
CVS Caremark Corp.	9,200	669,024
The Hershey Co.	1,700	163,608
The Kroger Co.	5,600	257,824
Nu Skin Enterprises, Inc., Class A	400	34,800
Philip Morris International, Inc.	5,600	478,408
Pilgrim’s Pride Corp.*	35,800	782,588
Sanderson Farms, Inc.	3,600	296,172
Tyson Foods, Inc., Class A	16,200	679,914
Wal-Mart Stores, Inc.	7,400	589,854
Total Consumer Staples		4,621,261
Energy - 9.4%
Adams Resources & Energy, Inc.	1,200	86,472
Chevron Corp.	9,400	1,179,888
ConocoPhillips	10,800	802,548
Dawson Geophysical Co.	1,800	50,868
Exxon Mobil Corp.	14,200	1,454,222
Marathon Petroleum Corp.	4,700	436,865
Occidental Petroleum Corp.	3,500	335,125
Phillips 66	4,600	382,812
Schlumberger, Ltd.	2,900	294,495
VAALCO Energy, Inc.*	20,900	192,698
Total Energy		5,215,993

	Shares	Value
Financials - 15.1%
American Financial Group, Inc.	1,800	$105,174
American International Group, Inc.	4,900	260,337
American Tower Corp.	800	66,816
Arch Capital Group, Ltd.*	11,700	670,644
Bank of America Corp.	29,200	442,088
Berkshire Hathaway, Inc., Class A*	1	193,275
Berkshire Hathaway, Inc., Class B*	10,287	1,325,480
Central Pacific Financial Corp.	7,800	146,406
The Chubb Corp.	2,200	202,576
Citigroup, Inc.	3,600	172,476
Crawford & Co., Class B	7,100	81,082
Discover Financial Services	10,500	586,950
Everest Re Group, Ltd.	2,200	347,666
FelCor Lodging Trust, Inc.	7,300	67,379
First Bancorp	1,900	32,699
First Interstate Bancsystem, Inc.	8,600	214,054
Franklin Resources, Inc.	1,800	94,230
GAMCO Investors, Inc., Class A	6,700	508,731
Hanmi Financial Corp.	16,900	359,463
JPMorgan Chase & Co.	10,400	582,192
KeyCorp	25,800	351,912
Morgan Stanley	1,200	37,116
The PNC Financial Services Group, Inc.	800	67,232
PrivateBancorp, Inc.	15,300	421,821
Pzena Investment Management, Inc., Class A	3,600	39,132
RenaissanceRe Holdings, Ltd.	1,200	121,452
SunTrust Banks, Inc.	15,800	604,508
Wells Fargo & Co.	2,800	138,992
World Acceptance Corp.*	2,500	181,500
Total Financials		8,423,383
Health Care - 13.7%
Actavis PLC*	424	86,636
Align Technology, Inc.*	2,400	120,936
Amgen, Inc.	6,300	704,025
Anika Therapeutics, Inc.*	9,800	418,852
Atrion Corp.	251	72,371
Biogen Idec, Inc.*	2,350	674,732
CareFusion Corp.*	13,900	542,934
CR Bard, Inc.	2,100	288,393
Depomed, Inc.*	11,200	156,912

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 13.7% (continued)
Eli Lilly & Co.	1,300	$76,830
Emergent Biosolutions, Inc.*	20,700	545,652
Humana, Inc.	1,800	197,550
Johnson & Johnson	3,500	354,515
Lannett Co., Inc.*	8,900	307,317
McKesson Corp.	1,800	304,542
Medtronic, Inc.	11,500	676,430
Pfizer, Inc.	29,900	935,272
SurModics, Inc.*	18,500	402,560
UnitedHealth Group, Inc.	10,100	757,904
Total Health Care		7,624,363
Industrials - 12.7%
Alaska Air Group, Inc.	11,200	1,053,696
AMERCO	2,600	650,286
Argan, Inc.	7,700	206,129
Delta Air Lines, Inc.	20,650	760,539
Deluxe Corp.	1,400	76,930
FedEx Corp.	700	95,375
General Dynamics Corp.	5,900	645,755
General Electric Co.	5,500	147,895
Navigant Consulting, Inc.*	30,700	515,760
Oshkosh Corp.	9,800	543,998
Swift Transportation Co.*	32,100	772,005
UniFirst Corp.	5,000	481,200
Union Pacific Corp.	3,800	723,634
United Technologies Corp.	1,200	141,996
Universal Forest Products, Inc.	1,700	85,833
VSE Corp.	2,700	168,669
Total Industrials		7,069,700
Information Technology - 21.6%
Activision Blizzard, Inc.	9,400	188,094
Aeroflex Holding Corp.*	5,700	43,605
Apple, Inc.	2,463	1,453,392
Aspen Technology, Inc.*	9,600	412,704
Belden, Inc.	1,300	95,953
Benchmark Electronics, Inc.*	17,000	394,060
Brocade Communications Systems, Inc.*	48,300	449,673
Cisco Systems, Inc.	6,300	145,593
EMC Corp.	3,700	95,460

	Shares	Value
Fabrinet*	10,000	$216,000
Facebook, Inc., Class A*	2,200	131,516
Google, Inc., Class A*	301	160,999
Google, Inc., Class C*	301	158,525
Insight Enterprises, Inc.*	1,600	41,792
International Business Machines Corp.	6,800	1,335,996
Lattice Semiconductor Corp.*	14,600	122,932
Lexmark International, Inc., Class A	1,200	51,600
MasterCard, Inc., Class A	15,580	1,145,909
Microsoft Corp.	22,700	917,080
Oracle Corp.	23,600	964,768
PC Connection, Inc.	6,900	138,069
QUALCOMM, Inc.	7,300	574,583
SYNNEX Corp.*	9,400	633,372
TiVo, Inc.*	39,100	463,726
Visa, Inc., Class A	5,600	1,134,616
VMware, Inc., Class A*	3,000	277,530
Xerox Corp.	20,900	252,681
Total Information Technology		12,000,228
Materials - 3.7%
CF Industries Holdings, Inc.	2,205	540,600
Graphic Packaging Holding Co.*	25,300	259,578
KapStone Paper and Packaging Corp.*	2,100	55,398
LyondellBasell Industries N.V., Class A	8,100	749,250
Westlake Chemical Corp.	6,200	441,440
Total Materials		2,046,266
Telecommunication Services - 3.0%
AT&T, Inc.	15,100	539,070
Inteliquent, Inc.	14,500	197,780
T-Mobile US, Inc.*	6,750	197,707
USA Mobility, Inc.	7,300	125,049
Verizon Communications, Inc.	8,800	411,224
Windstream Holdings, Inc.[1]	21,000	190,470
Total Telecommunication Services		1,661,300
Utilities - 0.7%
AES Corp.	27,000	390,150
Total Common Stocks (cost $35,953,727)		54,819,865

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.5%
Repurchase Agreements - 0.1%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/01/14, 0.040%, total to be received $54,391 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 11/30/16 - 04/15/28, totaling $55,479)	$54,391	$54,391

	Shares	Value
Other Investment Companies - 1.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	761,086	$761,086
Total Short-Term Investments (cost $815,477)		815,477
Total Investments - 100.1% (cost $36,769,204)		55,635,342
Other Assets, less Liabilities - (0.1)%		(69,354)
Net Assets - 100.0%		$55,565,988

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG FQ U.S. Equity Fund**	Russell 3000® Index
Information Technology	20.4%	18.0%
Financials	17.5%	17.3%
Industrials	13.0%	11.6%
Health Care	13.0%	12.8%
Consumer Discretionary	11.4%	12.7%
Energy	8.4%	9.8%
Consumer Staples	7.8%	8.6%
Telecommunication Services	2.8%	2.2%
Materials	2.5%	3.8%
Utilities	2.0%	3.2%
Other Assets and Liabilities	1.2%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Exxon Mobil Corp.*	2.9%
Berkshire Hathaway, Inc., Class B*	2.2
Microsoft Corp.*	2.1
Pfizer, Inc.	2.1
JPMorgan Chase & Co.*	2.1
Schlumberger, Ltd.	1.8
QUALCOMM, Inc.	1.8
Apple, Inc.*	1.8
AT&T, Inc.*	1.8
Bank of America Corp.	1.8

Top Ten as a Group	20.4%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 11.4%
Burger King Worldwide, Inc.	2,500	$65,325
Capella Education Co.	5,200	303,472
CBS Corp., Class B	2,500	144,400
Comcast Corp., Class A	13,400	693,584
Delphi Automotive PLC	6,900	461,196
Domino’s Pizza, Inc.	9,600	714,048
The Gap, Inc.	16,600	652,380
Haverty Furniture Cos., Inc.	2,300	58,742
The Home Depot, Inc.[4]	9,600	763,296
HSN, Inc.	5,400	313,416
Interval Leisure Group, Inc.	5,500	141,735
Jack in the Box, Inc.*	1,300	69,602
Las Vegas Sands Corp.	9,100	720,083
Macy’s, Inc.	13,300	763,819
Nutrisystem, Inc.	2,400	36,000
PetMed Express, Inc.[1]	2,800	36,652
Pool Corp.	1,000	59,020
Scripps Networks Interactive, Inc., Class A	2,300	172,661
Tenneco, Inc.*	1,900	113,753
TripAdvisor, Inc.*	700	56,518
Viacom, Inc., Class B	7,300	620,354
The Walt Disney Co.	4,500	357,030
Wynn Resorts, Ltd.	700	142,723
Total Consumer Discretionary		7,459,809
Consumer Staples - 7.8%
Altria Group, Inc.	10,900	437,199
Archer-Daniels-Midland Co.	17,300	756,529
Brown-Forman Corp., Class B	450	40,374
Church & Dwight Co., Inc.	600	41,406
The Clorox Co.	500	45,350
CVS Caremark Corp.	5,700	414,504
The Hershey Co.	500	48,120
Hormel Foods Corp.	1,400	66,766
Keurig Green Mountain, Inc.	1,800	168,624
The Kroger Co.	900	41,436
Lancaster Colony Corp.	1,600	151,808
Nu Skin Enterprises, Inc., Class A	3,900	339,300
Pilgrim’s Pride Corp.*	15,200	332,272

	Shares	Value
The Procter & Gamble Co.[4]	8,800	$726,440
Sanderson Farms, Inc.	2,800	230,356
Tyson Foods, Inc., Class A4	21,600	906,552
USANA Health Sciences, Inc.*	1,000	67,860
Wal-Mart Stores, Inc.	1,400	111,594
WD-40 Co.	2,500	182,100
Total Consumer Staples		5,108,590
Energy - 8.4%
Chevron Corp.[4]	2,600	326,352
ConocoPhillips[4]	10,400	772,824
EOG Resources, Inc.	1,400	137,200
Exxon Mobil Corp.[4]	18,200	1,863,862
Helmerich & Payne, Inc.	1,900	206,435
Marathon Petroleum Corp.	500	46,475
Matrix Service Co.*	7,700	238,469
Occidental Petroleum Corp.[4]	6,100	584,075
Oceaneering International, Inc.	900	65,952
Phillips 66	800	66,576
Schlumberger, Ltd.	11,800	1,198,290
Total Energy		5,506,510
Financials - 17.5%
1st Source Corp.	4,800	141,552
Aflac, Inc.	10,100	633,472
Alexander’s, Inc.	200	69,152
The Allstate Corp.	7,900	449,905
American Capital Agency Corp.	3,400	77,214
American Express Co.[4]	8,400	734,412
AmTrust Financial Services, Inc.	3,900	150,813
Arch Capital Group, Ltd.*	7,000	401,240
AvalonBay Communities, Inc.	400	54,620
Axis Capital Holdings, Ltd.	2,600	118,950
Bancfirst Corp.	1,100	64,031
Bank of America Corp.[4]	75,500	1,143,070
Berkshire Hathaway, Inc., Class B*,4	11,300	1,456,005
Central Pacific Financial Corp.	11,800	221,486
Discover Financial Services	2,100	117,390
Eagle Bancorp, Inc.*	6,600	220,374
Everest Re Group, Ltd.	400	63,212
First Interstate Bancsystem, Inc.	11,100	276,279
Franklin Resources, Inc.	5,000	261,750

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.5% (continued)
GAMCO Investors, Inc., Class A	4,800	$364,464
The Geo Group, Inc.	1,400	46,942
Hanmi Financial Corp.	6,200	131,874
Health Care REIT, Inc.	700	44,163
Janus Capital Group, Inc.	6,100	73,993
JPMorgan Chase & Co.[4]	24,000	1,343,520
Potlatch Corp.	12,300	470,229
Regions Financial Corp.	14,300	145,002
Silver Bay Realty Trust Corp.	1	4
State Street Corp.	1,900	122,664
TD Ameritrade Holding Corp.	2,300	73,370
The Travelers Cos., Inc.	1,400	126,812
Universal Insurance Holdings, Inc.	24,300	355,509
Waddell & Reed Financial, Inc., Class A	3,300	222,585
Washington Federal, Inc.	2,800	60,424
Webster Financial Corp.	4,300	129,602
Wells Fargo & Co.[4]	14,900	739,636
XL Group PLC	9,000	282,150
Total Financials		11,387,870
Health Care - 13.0%
AbbVie, Inc.	1,600	83,328
Albany Molecular Research, Inc.*	11,200	179,872
Align Technology, Inc.*	11,900	599,641
Amgen, Inc.	2,300	257,025
AMN Healthcare Services, Inc.*	9,600	119,808
Anika Therapeutics, Inc.*	1,700	72,658
Biogen Idec, Inc.*	3,200	918,784
CR Bard, Inc.	2,600	357,058
CryoLife, Inc.	6,500	59,020
Eli Lilly & Co.	9,000	531,900
Emergent Biosolutions, Inc.*	16,900	445,484
Johnson & Johnson	6,900	698,901
Magellan Health Services, Inc.*	3,900	225,108
Medtronic, Inc.	12,100	711,722
Merck & Co., Inc.	3,300	193,248
Pfizer, Inc.[4]	43,000	1,345,040
PharMerica Corp.*	5,300	144,107
Questcor Pharmaceuticals, Inc.	1,000	82,180
Repligen Corp.*	38,300	607,055

	Shares	Value
SurModics, Inc.*	1,900	$41,344
Thoratec Corp.*	2,300	75,394
United Therapeutics Corp.*	3,900	390,039
UnitedHealth Group, Inc.[4]	3,800	285,152
Zimmer Holdings, Inc.	600	58,080
Total Health Care		8,481,948
Industrials - 13.0%
3M Co.	2,600	361,634
Alamo Group, Inc.	1,200	63,744
American Science & Engineering, Inc.	500	33,600
Argan, Inc.	8,200	219,514
Delta Air Lines, Inc.	2,800	103,124
Deluxe Corp.	9,100	500,045
Emerson Electric Co.	600	40,908
Exponent, Inc.	900	63,378
Federal Signal Corp.*	10,600	160,908
FedEx Corp.	300	40,875
General Dynamics Corp.	4,800	525,360
General Electric Co.	4,600	123,694
Hyster-Yale Materials Handling, Inc.	600	57,834
Lennox International, Inc.	6,600	553,278
Lockheed Martin Corp.[4]	6,000	984,840
Matson, Inc.	2,300	54,487
Navigant Consulting, Inc.*	11,200	188,160
Northrop Grumman Corp.[4]	7,000	850,570
Parker Hannifin Corp.	300	38,064
Rockwell Automation, Inc.	1,200	143,016
RR Donnelley & Sons Co.	2,972	52,304
Southwest Airlines Co.	39,400	952,298
Spirit Airlines, Inc.*	1,400	79,576
Swift Transportation Co.*	1,500	36,075
UniFirst Corp.	7,000	673,680
Union Pacific Corp.[4]	6,000	1,142,580
United Parcel Service, Inc., Class B	1,000	98,500
United Technologies Corp.	400	47,332
WABCO Holdings, Inc.*	2,900	310,329
Total Industrials		8,499,707
Information Technology - 20.4%
AOL, Inc.*	1,000	42,810
Apple, Inc.[4]	2,001	1,180,770
Aspen Technology, Inc.*	5,100	219,249

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.4% (continued)
Belden, Inc.	5,500	$405,955
Benchmark Electronics, Inc.*	29,100	674,538
Brocade Communications Systems, Inc.*	12,400	115,444
CA, Inc.	19,200	578,688
Cisco Systems, Inc.[4]	9,200	212,612
Conversant, Inc.*	2,100	51,324
Daktronics, Inc.	4,400	57,288
DST Systems, Inc.	500	46,095
Fabrinet*	25,300	546,480
Facebook, Inc., Class A*	3,500	209,230
First Solar, Inc.*	9,000	607,410
Google, Inc., Class A*,4	682	364,788
Google, Inc., Class C*,4	682	359,182
Harris Corp.	11,100	816,072
Hewlett-Packard Co.	14,000	462,840
iGATE Corp.*	3,300	120,780
Insight Enterprises, Inc.*	2,800	73,136
Lattice Semiconductor Corp.*	12,100	101,882
Lexmark International, Inc., Class A	6,900	296,700
Manhattan Associates, Inc.*	5,000	157,650
Microsoft Corp.[4]	34,400	1,389,760
NIC, Inc.	11,100	203,574
Oracle Corp.[4]	12,200	498,736
PC Connection, Inc.	1,600	32,016
QUALCOMM, Inc.[4]	15,100	1,188,521
SanDisk Corp.	3,800	322,886
Skyworks Solutions, Inc.*	2,300	94,415
Stamps.com, Inc.*	1,500	52,065
TiVo, Inc.*	31,500	373,590
Visa, Inc., Class A	2,700	547,047
VistaPrint NV*,1	5,000	197,350
VMware, Inc., Class A*	5,200	481,052
WebMD Health Corp.*	1,700	74,953
Xerox Corp.	12,800	154,752
Total Information Technology		13,311,640
Materials - 2.5%
CF Industries Holdings, Inc.	200	49,034
The Dow Chemical Co.	1,000	49,900
LyondellBasell Industries N.V., Class A	10,500	971,250

	Shares	Value
Myers Industries, Inc.	7,300	$136,510
Packaging Corp. of America	5,300	353,139
Schweitzer-Mauduit International, Inc.	1,000	43,640
Silgan Holdings, Inc.	500	24,875
Total Materials		1,628,348
Telecommunication Services - 2.8%
AT&T, Inc.[4]	33,000	1,178,100
Atlantic Tele-Network, Inc.	300	17,751
United States Cellular Corp.	1,500	62,310
USA Mobility, Inc.	4,000	68,520
Verizon Communications, Inc.	10,700	500,011
Total Telecommunication Services		1,826,692
Utilities - 2.0%
American Electric Power Co., Inc.	5,900	317,479
American States Water Co.	2,500	75,900
DTE Energy Co.	8,100	632,934
Duke Energy Corp.	1,800	134,082
Public Service Enterprise Group, Inc.	3,100	127,007
Total Utilities		1,287,402
Total Common Stocks (cost $53,348,287)		64,498,516

	Number of Contracts
Purchased Options - 0.4%
S&P 500 Puts, 1700 Strike Price, Expiration 05/17/14	105	6,615
S&P 500 Puts, 1700 Strike Price, Expiration 06/21/14	72	43,200
S&P 500 Puts, 1740 Strike Price, Expiration 07/19/14	170	229,500
Total Purchased Options (cost $615,170)		279,315

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.4%
Repurchase Agreements - 0.1%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/01/14, 0.040%, total to be received $54,560 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 11/30/16 - 04/15/28, totaling $55,651)	$54,560	$54,560
Other Investment Companies - 1.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	832,810	832,810
Total Short-Term Investments (cost $887,370)		887,370

Value
Total Investments - 100.6% (cost $54,850,827)	$65,665,201
Other Assets, less Liabilities - (0.6)%	(418,449)
Net Assets - 100.0%	$65,246,752

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Exchange Traded Funds - 30.4%
SPDR S&P 500 ETF Trust[1] (cost $17,597,996)	152,118	$28,663,595

	Principal Amount
U.S. Government Obligations - 51.1%
U.S. Treasury Bills,
0.018%, 05/29/14[5,6]	$28,625,000	28,624,542
0.028%, 09/04/14[5,6]	18,480,000	18,478,059
0.033%, 09/25/14[5,6]	1,000,000	999,857
Total U.S. Government Obligations (cost $48,098,304)		48,102,458
Short-Term Investments - 22.4%
Repurchase Agreements - 3.8%[2]
Barclays Capital, dated 04/30/14, due 05/01/14, 0.030%, total to be received $585,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.250%, 07/15/14 - 05/15/43, totaling $597,444)	585,729	585,729
Cantor Fitzgerald Securities, dated 04/30/14, due 05/01/14, 0.070%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 04/30/14, due 05/01/14, 0.070%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 1.323% - 6.500%, 06/01/17 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/01/14, 0.050%, total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.881% - 4.500%, 10/01/27 - 01/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,585,729

	Shares
Other Investment Companies - 18.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	7,582,997	7,582,997
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	9,887,183	9,887,183
Total Other Investment Companies		17,470,180
Total Short-Term Investments (cost $21,055,909)		21,055,909
Total Investments - 103.9% (cost $86,752,209)		97,821,962
Other Assets, less Liabilities - (3.9)%		(3,682,840)
Net Assets - 100.0%		$94,139,122

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

		Shares	Value
Exchange Traded Funds - 61.9%
iShares Barclays TIPS Bond Fund[4]		92,075	$10,457,879
iShares iBoxx $ High Yield Corporate Bond Fund[1,4]		275,960	26,034,066
Jefferies TR/J CRB Global Commodity Equity Index Fund		40,668	1,818,677
Market Vectors Gold Miners[1]		65,740	1,584,991
Market Vectors RVE Hard Assets Producers		43,130	1,678,188
Materials Select Sector SPDR Fund[1]		37,451	1,786,413
SPDR DB International Government Inflation-Protected Bond		32,271	1,974,985
Vanguard REIT[4]		82,890	6,045,997
Total Exchange Traded Funds (cost $50,324,725)			51,381,196
Exchange Traded Notes - 11.1%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]		39,347	1,448,756
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37		17,457	912,652
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36[1]		36,143	861,288
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38		96,864	886,228
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]		59,838	1,709,572
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22		396,925	3,429,432
Total Exchange Traded Notes (cost $9,979,210)			9,247,928

		Number of Contracts
Purchased Options - 0.4%
EURO STOXX 50 Puts, 2750 Strike Price, Expiration 06/20/14	EUR	55	5,647
EURO STOXX 50 Puts, 2750 Strike Price, Expiration 09/19/14	EUR	54	24,198
EURO STOXX 50 Puts, 2775 Strike Price, Expiration 06/20/14	EUR	54	6,367
EURO STOXX 50 Puts, 2825 Strike Price, Expiration 05/16/14	EUR	185	3,337
S&P 500 Puts, 1700 Strike Price, Expiration 05/17/14		127	8,001
S&P 500 Puts, 1700 Strike Price, Expiration 06/21/14		100	45,000
S&P 500 Puts, 1740 Strike Price, Expiration 07/19/14		142	191,700
Total Purchased Options (cost $787,466)			284,250

		Principal Amount
U.S. Government Obligations - 10.8%
U.S. Treasury Bills, 0.018%, 05/29/14[5,6] (cost $8,999,300)		$9,000,000	8,999,883

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 33.6%
Repurchase Agreements - 16.9%[2]
Cantor Fitzgerald Securities, dated 04/30/14, due 05/01/14, 0.070%, total to be received $3,334,663 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $3,401,350)	$3,334,657	$3,334,657
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $3,334,663 (collateralized by various U.S. Government Agency Obligations, 0.125% - 9.000%, 05/01/14 - 05/01/44, totaling $3,401,350)	3,334,657	3,334,657
HSBC Securities USA, Inc., dated 04/30/14, due 05/01/14, 0.040%, total to be received $3,334,661 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 05/06/14 - 07/15/32, totaling $3,401,387)	3,334,657	3,334,657
Nomura Securities, Inc., dated 04/30/14, due 05/01/14, 0.050%, total to be received $702,017 (collateralized by various U.S. Government Agency Obligations, 0.125% - 6.125%, 07/15/14 - 02/15/44, totaling $716,056)	702,016	702,016
RBC Capital Markets LLC, dated 04/30/14, due 05/01/14, 0.050%, total to be received $3,334,662 (collateralized by various U.S. Government Agency Obligations, 2.330% - 4.500%, 02/01/24 - 01/01/44, totaling $3,401,350)	3,334,657	3,334,657
Total Repurchase Agreements		14,040,644

	Shares
Other Investment Companies - 16.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,712,886	3,712,886
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	10,141,631	10,141,631
Total Other Investment Companies		13,854,517
Total Short-Term Investments (cost $27,895,161)		27,895,161
Total Investments - 117.8% (cost $97,985,862)		97,808,418
Other Assets, less Liabilities - (17.8)%		(14,781,213)
Net Assets - 100.0%		$83,027,205

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$36,769,204	$19,123,058	$(256,920)	$18,866,138
AMG FQ U.S. Equity Fund	54,904,245	12,041,380	(1,280,424)	10,760,956
AMG FQ Global Alternatives Fund	86,752,209	11,069,753	—	11,069,753
AMG FQ Global Risk-Balanced Fund	99,076,416	1,730,409	(2,998,407)	(1,267,998)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$53,332	0.1%
AMG FQ U.S. Equity Fund	47,224	0.1%
AMG FQ Global Alternatives Fund	3,521,397	3.7%
AMG FQ Global Risk-Balanced Fund	13,710,571	16.5%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the April 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for options written.
[5]	Represents yield to maturity at April 30, 2014.
[6]	Some or all of these securities were held as collateral for futures contracts as of April 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG FQ Global Alternatives Fund	$48,102,458	51.1%
AMG FQ Global Risk-Balanced Fund	8,999,883	10.8%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$54,819,865	—	—	$54,819,865
Short-Term Investments
Repurchase Agreements	—	$54,391	—	54,391
Other Investment Companies	761,086	—	—	761,086

Total Investments in Securities	$55,580,951	$54,391	—	$55,635,342

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$64,498,516	—	—	$64,498,516
Purchased Options††	279,315	—	—	279,315
Short-Term Investments
Repurchase Agreements	—	$54,560	—	54,560
Other Investment Companies	832,810	—	—	832,810

Total Investments in Securities	$65,610,641	$54,560	—	$65,665,201

Financial Derivative Instruments-Assets††
Equity Contracts	$3,806	—	—	$3,806

Financial Derivative Instruments-Liabilities††
Equity Contracts	(356,550)	—	—	(356,550)

Total Financial Derivative Instruments	$(352,744)	—	—	$(352,744)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$28,663,595	—	—	$28,663,595
U.S. Government Obligations††††	—	$48,102,458	—	48,102,458
Short-Term Investments
Repurchase Agreements	—	3,585,729	—	3,585,729
Other Investment Companies	17,470,180	—	—	17,470,180

Total Investments in Securities	$46,133,775	$51,688,187	—	$97,821,962

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$3,329,272	—	$3,329,272
Equity Contracts	$84,746	—	—	84,746
Interest Rate Contracts	1,360,247	—	—	1,360,247

	1,444,993	3,329,272	—	4,774,265

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(3,196,483)	—	(3,196,483)
Equity Contracts	(1,015,742)	—	—	(1,015,742)
Interest Rate Contracts	(2,402,795)	—	—	(2,402,795)

	(3,418,537)	(3,196,483)	—	(6,615,020)

Total Financial Derivative Instruments	$(1,973,544)	$132,789	—	$(1,840,755)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$51,381,196	—	—	$51,381,196
Exchange Traded Notes†††	9,247,928	—	—	9,247,928
U.S. Government Obligations††††	—	$8,999,883	—	8,999,883
Purchased Options††	284,250	—	—	284,250
Short-Term Investments
Repurchase Agreements	—	14,040,644	—	14,040,644
Other Investment Companies	13,854,517	—	—	13,854,517

Total Investments in Securities	$74,767,891	$23,040,527	—	$97,808,418

Financial Derivative Instruments-Assets††
Equity Contracts	$1,649,142	—	—	$1,649,142
Interest Rate Contracts	448,291	—	—	448,291

	2,097,433	—	—	2,097,433

Financial Derivative Instruments-Liabilities††
Equity Contracts	(1,097,697)	—	—	(1,097,697)

Total Financial Derivative Instruments	$999,736	—	—	$999,736

†	For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

The following schedule shows the fair value of derivative instruments at April 30, 2014:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ U.S. Equity Fund
	Equity contracts	Options purchased[2]	$279,315	Options written	$356,550
	Equity contracts	Receivable for variation margin*,1	3,806	Payable for variation margin*,1	—

Totals			$283,121		$356,550

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ Global Alternatives Fund
	Equity contracts	Receivable for variation margin*,1	$84,746	Payable for variation margin*,1	$1,015,742
	Interest rate contracts*	Receivable for variation margin*,1	1,360,247	Payable for variation margin*,1	2,402,795
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	3,329,272	Unrealized depreciation of foreign currency contracts	3,196,483

Totals			$4,774,265		$6,615,020

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Options purchased[2]	$284,250	Options Written	$381,832
	Equity contracts	Receivable for variation margin*,1	1,649,142	Payable for variation margin*,1	715,865
	Interest rate contracts	Receivable for variation margin*,1	448,291	Payable for variation margin*,1	—

Totals			$2,381,683		$1,097,697

*	Includes only the April 30, 2014 futures variation margin. Prior futures variation margin movements have been settled in cash on the Statement of Assets and Liabilities upon receipt or payment.

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended April 30, 2014, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ U.S. Equity Fund
	Equity contracts	Net realized loss on options purchased[2]	$(1,133,832)	Net change in unrealized appreciation-(depreciation) options purchased[2]	$95,170
	Equity contracts	Net realized loss on options written[2]	348,190	Net change in unrealized appreciation-(depreciation) options written	182,414
	Equity contracts	Net realized gain on futures contracts	17,438	Net change in unrealized appreciation-(depreciation) of futures contracts	(3,456)

Totals			$(768,204)		$274,128

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ Global Alternatives Fund
	Equity contracts	Net realized loss on futures contracts	$(3,341,973)	Net change in unrealized appreciation-(depreciation) of futures contracts	$108,760
	Interest rate contracts	Net realized loss on futures contracts	(771,073)	Net change in unrealized appreciation-(depreciation) of futures contracts	(1,215,620)
	Foreign exchange contracts	Net realized gain on foreign currency transactions	1,604,931	Net change in unrealized appreciation-(depreciation) of foreign currency translations	351,511

Totals			$(2,508,115)		$(755,349)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Net realized loss on options purchased[2]	$(1,540,965)	Net change in unrealized appreciation-(depreciation) options purchased[2]	$55,010
	Equity contracts	Net realized loss on options written[2]	477,917	Net change in unrealized appreciation-(depreciation) options written	483,469
	Equity contracts	Net realized gain on futures contracts	3,327,400	Net change in unrealized appreciation-(depreciation) of futures contracts	(1,643,084)
	Interest rate contracts	Net realized loss on futures contracts	795,564	Net change in unrealized appreciation-(depreciation) of futures contracts	(284,175)

Totals			$3,059,916		$(1,388,780)

[2]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain (loss) on options purchased/written and net change in unrealized appreciation (depreciation) options purchased are included in the net realized gain (loss) on investments on the Statement of Operations.

At April 30, 2014, the following Funds had open written options:

(See Note 10 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund
Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,940	05/17/14	105	$60,742	$53,603
S&P 500 Index (Call)	1,960	07/19/14	170	113,645	(31,705)
S&P 500 Index (Call)	1,965	06/21/14	72	50,292	29,052
S&P 500 Index (Put)	1,640	05/17/14	105	94,343	90,142
S&P 500 Index (Put)	1,650	06/21/14	72	71,892	51,372
S&P 500 Index (Put)	1,690	07/19/14	170	220,745	62,645

Totals				$611,659	$255,109

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund
Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,225	05/16/14	28	$4,557	$(66)
EURO STOXX 50 (Call)	3,250	05/16/14	92	14,696	6,528
EURO STOXX 50 (Call)	3,275	06/20/14	55	10,499	(4,533)
EURO STOXX 50 (Call)	3,275	05/16/14	65	9,891	7,095
EURO STOXX 50 (Call)	3,350	06/20/14	54	10,633	5,689
EURO STOXX 50 (Call)	3,425	09/19/14	54	13,722	(3,359)
EURO STOXX 50 (Put)	2,600	09/19/14	54	19,091	4,782
EURO STOXX 50 (Put)	2,625	06/20/14	55	13,292	10,163
EURO STOXX 50 (Put)	2,650	06/20/14	54	17,044	13,598
EURO STOXX 50 (Put)	2,700	05/16/14	129	27,286	26,213
EURO STOXX 50 (Put)	2,725	05/16/14	56	9,734	9,190
S&P 500 Index (Call)	1,940	05/17/14	127	75,932	67,296
S&P 500 Index (Call)	1,960	07/19/14	142	99,101	(22,310)
S&P 500 Index (Call)	1,980	06/21/14	100	86,789	69,289
S&P 500 Index (Put)	1,625	06/21/14	100	99,789	77,789
S&P 500 Index (Put)	1,640	05/17/14	127	114,032	108,952
S&P 500 Index (Put)	1,690	07/19/14	142	184,300	52,240

Totals				$810,388	$428,556

Transactions in written put and call options and swaptions for the six months ended April 30, 2014, were as follows:

(See Note 10 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	685	$564,713
Options written	1,396	1,168,046
Options exercised/expired/closed	(1,387)	(1,121,100)

Options outstanding at April 30, 2014	694	$611,659

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	1,162	$777,852
Options written	2,860	1,578,156
Options exercised/expired/closed	(2,588)	(1,545,620)

Options outstanding at April 30, 2014	1,434	$810,388

All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is either Morgan Stanley or Goldman Sachs. (See Note 9 in the Notes to Financial Statements.) At April 30, 2014, the following Funds had open futures contracts:

AMG FQ U.S. Equity Fund
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	2	Long	06/20/14	$3,806

AMG FQ Global Alternative Fund
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	1	Short	05/16/14	$(2,139)
Australia 10-Year Bond	AUD	384	Short	06/17/14	(521,870)
Australian SPI 200 Index	AUD	84	Short	06/20/14	(198,192)
CAC40 Index	EUR	11	Long	05/19/14	18,598
Canadian 10-Year bond	CAD	904	Short	06/30/14	(1,155,930)
Dax Index	EUR	5	Long	06/20/14	58,502
Euro-Bund 10-Year	EUR	285	Short	06/10/14	(724,995)
FTSE 100 Index	GBP	6	Short	06/23/14	(8,284)
FTSE/MIB Index	EUR	11	Long	06/20/14	2,795
Hang Seng Index	HKD	19	Long	05/30/14	(22,287)
IBEX 35 Index	EUR	16	Short	05/19/14	(70,293)
Japanese 10-Year Bond	JPY	6	Long	06/11/14	1,095
S&P 500 E-Mini Index	USD	273	Short	06/20/14	(505,393)
S&P/TSX 60 Index	CAD	1	Long	06/20/14	4,851
TOPIX Index	JPY	46	Long	06/13/14	(209,154)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
U.K. 10-Year Gilt	GBP	518	Long	06/30/14	$997,657
U.S. Treasury 10-Year Bond	USD	867	Long	06/30/14	361,495

Total					$(975,887)

AMG FQ Global Risk-Balanced Fund
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	25	Long	05/16/14	$53,677
Australia 10-Year Bond	AUD	55	Long	06/17/14	91,106
Australian SPI 200 Index	AUD	40	Long	06/20/14	99,286
CAC40 Index	EUR	44	Long	05/19/14 to 06/23/14	170,340
Canadian 10-Year bond	CAD	48	Long	06/30/14	62,925
Dax Index	EUR	8	Long	06/20/14	121,864
E-Mini MSCI Index	USD	197	Long	06/20/14	676,295
Euro-Bund 10-Year	EUR	19	Long	06/10/14	42,152
Euro-Bund 30 Year	EUR	13	Long	06/10/14	52,416
FTSE 100 Index	GBP	31	Long	06/23/14	127,699
FTSE/MIB Index	EUR	17	Long	06/20/14	106,943
Hang Seng Index	HKD	17	Long	05/30/14	(35,070)
IBEX 35 Index	EUR	17	Long	05/19/14	69,391
Russell 2000 Index	USD	101	Long	06/20/14	(484,523)
S&P 500 E-Mini Index	USD	48	Long	06/20/14	91,350
S&P/TSX 60 Index	CAD	30	Long	06/20/14	132,297
TOPIX Index	JPY	29	Long	06/13/14	(196,272)
U.K. 10-Year Gilt	GBP	41	Long	06/30/14	95,699
U.S. Treasury Long Bond	USD	37	Long	06/30/14	103,993

Total					$1,381,568

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

At April 30, 2014, the following Funds had foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to Financial Statements.)

AMG FQ Global Alternatives Fund
Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	06/18/14	MS	$8,886,204	$8,838,615	$47,589
British Pound	Long	06/18/14	GS	1,573,550	1,557,311	16,239
British Pound	Long	06/18/14	MS	20,774,267	20,523,564	250,703
Canadian Dollar	Long	06/18/14	GS	16,632,478	16,491,948	140,530
Canadian Dollar	Long	06/18/14	MS	9,630,863	9,442,537	188,326
Euro	Long	06/18/14	GS	43,001,847	42,590,888	410,959
Euro	Long	06/18/14	MS	17,967,793	17,868,313	99,480
Japanese Yen	Long	06/18/14	GS	15,606,125	15,599,901	6,224
Japanese Yen	Long	06/18/14	MS	41,201,893	41,211,873	(9,980)
New Zealand Dollar	Long	06/18/14	GS	7,166,042	7,170,016	(3,974)
New Zealand Dollar	Long	06/18/14	MS	64,913,840	63,679,355	1,234,485
Norwegian Krone	Long	06/18/14	GS	16,424,132	16,253,293	170,839
Norwegian Krone	Long	06/18/14	MS	29,143,777	28,807,480	336,297
Singapore Dollar	Long	06/18/14	GS	5,390,675	5,343,119	47,556
Swedish Krona	Long	06/18/14	GS	2,334,405	2,361,507	(27,102)
Swedish Krona	Long	06/18/14	MS	10,129,282	10,192,411	(63,129)
Swiss Franc	Long	06/18/14	GS	149,562	150,607	(1,045)
Swiss Franc	Long	06/18/14	MS	4,338,309	4,338,882	(573)
Australian Dollar	Short	06/18/14	GS	107,252	111,526	(4,274)
Australian Dollar	Short	06/18/14	MS	36,407,033	37,130,000	(722,967)
British Pound	Short	06/18/14	GS	3,908,816	3,983,976	(75,160)
British Pound	Short	06/18/14	MS	4,592,901	4,648,022	(55,121)
Canadian Dollar	Short	06/18/14	GS	30,151,463	30,503,583	(352,120)
Canadian Dollar	Short	06/18/14	MS	12,444,338	12,545,077	(100,739)
Euro	Short	06/18/14	GS	5,666,464	5,661,395	5,069
Euro	Short	06/18/14	MS	21,282,918	21,381,842	(98,924)
Japanese Yen	Short	06/18/14	GS	5,502,840	5,514,379	(11,539)
Japanese Yen	Short	06/18/14	MS	11,853,434	11,866,836	(13,402)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
New Zealand Dollar	Short	06/18/14	GS	$22,994,044	$23,660,856	$(666,812)
New Zealand Dollar	Short	06/18/14	MS	4,273,004	4,290,112	(17,108)
Norwegian Krone	Short	06/18/14	MS	18,616,815	18,712,560	(95,745)
Singapore Dollar	Short	06/18/14	GS	38,011,291	38,413,812	(402,521)
Singapore Dollar	Short	06/18/14	MS	3,031,233	3,055,868	(24,635)
Swedish Krona	Short	06/18/14	GS	43,422,189	43,067,835	354,354
Swedish Krona	Short	06/18/14	MS	22,690,838	22,673,817	17,021
Swiss Franc	Short	06/18/14	GS	30,222,746	30,441,081	(218,335)
Swiss Franc	Short	06/18/14	MS	26,816,504	27,044,181	(227,677)

Totals				$657,261,167	$657,128,378	$132,789

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
JPY:	Japanese Yen
USD:	U.S. Dollar
COUNTERPARTY ABBREVIATIONS:

MS:	Morgan Stanley
GS:	Goldman Sachs Group, Inc.
OTC:	Over-the-counter

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Assets:
Investments at value* (including securities on loan valued at $53,332, $47,224, $3,521,397, and $13,710,571, respectively)	$55,580,951	$65,610,641	$94,236,233	$83,767,774
Repurchase agreements at value**	54,391	54,560	3,585,729	14,040,644
Cash collateral for forward foreign currency contracts	—	—	400,000	—
Cash collateral for futures	—	77,000	—	—
Receivable for Fund shares sold	179,931	34,977	112,966	19,683
Dividends, interest and other receivables	31,171	40,830	879	18,706
Receivable for variation margin on futures contracts	—	610	558,356	216,714
Receivable for investments sold	—	—	—	172,231
Receivable from affiliate	3,271	2	54,319	10,415
Unrealized appreciation on forward foreign currency contracts	—	—	3,329,272	—
Prepaid expenses	24,300	26,679	45,094	35,593
Other Asset	—	123	—	6,707
Total assets	55,874,015	65,845,422	102,322,848	98,288,467
Liabilities:
Payable to custodian	—	—	434	—
Payable upon return of securities loaned	54,391	54,560	3,585,729	14,040,644
Payable for Fund shares repurchased	183,070	111,699	466,015	621,296
Written options (premium received $0, $0, $611,659 and $810,388, respectively)	—	356,550	—	381,832
Payable for variation margin on futures contracts	—	—	681,492	129,668
Unrealized depreciation on forward foreign currency contracts	—	—	3,196,483	—
Accrued expenses:
Investment management and advisory fees	38,770	18,812	135,318	41,440
Shareholder servicing fees - Investor Class	—	—	6,846	5,916
Shareholder servicing fees - Service	—	—	5,998	196
Administrative fees	—	13,437	19,900	17,267
Distribution fees - Investor Class	1,614	5,181	8,558	774
Trustees fees and expenses	225	98	1,083	544
Other	29,957	38,333	75,870	21,685
Total liabilities	308,027	598,670	8,183,726	15,261,262

Net Assets	$55,565,988	$65,246,752	$94,139,122	$83,027,205
* Investments at cost	$36,714,813	$54,796,267	$83,166,480	$83,945,218
** Repurchase agreements at cost	$54,391	$54,560	$3,585,729	$14,040,644

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Net Assets Represent:
Paid-in capital	$53,127,575	$57,636,085	$92,455,095	$95,787,061
Undistributed net investment income (loss)	28,011	39,878	(772,385)	707,581
Accumulated net realized loss from investments, options, futures and foreign currency transactions	(16,455,736)	(3,502,500)	(6,771,287)	(15,106,824)
Net unrealized appreciation of investments, options, futures and foreign currency translations	18,866,138	11,073,289	9,227,699	1,639,387
Net Assets	$55,565,988	$65,246,752	$94,139,122	$83,027,205

Investor Class:
Net Assets	$7,500,179	$25,226,911	$40,361,747	$3,751,773
Shares outstanding	339,956	1,540,386	4,952,315	274,380
Net asset value and redemption price per share	$22.06	$16.38	$8.15	$13.67
Service Class:
Net Assets	n/a	n/a	$35,016,087	$2,231,547
Shares outstanding	n/a	n/a	4,294,279	161,907
Net asset value and redemption price per share	n/a	n/a	$8.15	$13.78
Institutional Class:
Net Assets	$48,065,809	$40,019,841	$18,761,288	$77,043,885
Shares outstanding	2,183,357	2,441,161	2,297,019	5,578,906
Net asset value and redemption price per share	$22.01	$16.39	$8.17	$13.81

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended April 30, 2014 (unaudited)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Dividend income	$350,864	$610,983	$283,159	$1,078,551
Interest income	66	—	14,985	4,141
Securities lending income	664	6,222	401	18,527
Total investment income	351,594	617,205	298,545	1,101,219
Expenses:
Investment management and advisory fees	230,076	111,026	894,021	259,709
Administrative fees	—	79,305	131,474	108,212
Distribution fees - Investor Class	9,062	30,353	60,454	5,471
Shareholder servicing fees - Investor Class	—	—	47,099	5,471
Shareholder servicing fees - Service Class	—	—	35,732	390
Professional fees	15,293	16,917	11,362	20,300
Transfer agent	11,533	15,058	15,258	10,470
Registration fees	9,315	9,582	14,076	15,167
Reports to shareholders	5,618	6,979	19,296	8,818
Custodian	3,202	5,752	2,999	3,294
Trustees fees and expenses	934	1,038	1,478	1,608
Miscellaneous	939	1,099	1,857	1,544
Total expenses before offsets	285,972	277,109	1,235,106	440,454
Expense waiver	—	—	(5,677)	(3,017)
Expense reimbursements	(9,229)	(300)	(334,533)	(43,799)
Expense repayments	292	4,019	—	—
Net expenses	277,035	280,828	894,896	393,638

Net investment income (loss)	74,559	336,377	(596,351)	707,581
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,218,638	3,891,655	102	(2,075,924)
Net realized gain (loss) on futures contracts	—	17,438	(4,113,046)	4,122,964
Net realized gain (loss) on foreign currency transactions	—	—	1,659,684	(9,029)
Net realized gain on written options	—	348,190	—	477,917
Net change in unrealized appreciation (depreciation) of investments	2,954,338	94,654	1,936,658	1,483,746
Net change in unrealized appreciation (depreciation) of futures contracts	—	(3,456)	(1,106,860)	(1,927,259)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	352,643	2,180
Net change in unrealized appreciation (depreciation) on written options	—	182,414	—	483,469
Net realized and unrealized gain (loss)	5,172,976	4,530,895	(1,270,819)	2,558,064

Net increase (decrease) in net assets resulting from operations	$5,247,535	$4,867,272	$(1,867,170)	$3,265,645

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ U.S. Equity Fund
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$74,559	$265,978	$336,377	$861,768
Net realized gain on investments, options and futures	2,218,638	5,319,200	4,257,283	5,506,743
Net change in unrealized appreciation (depreciation) of investments, options and futures	2,954,338	6,683,434	273,612	5,835,124
Net increase in net assets resulting from operations	5,247,535	12,268,612	4,867,272	12,203,635
Distributions to Shareholders:
From net investment income:
Investor Class	(8,882)	(45,496)	(80,885)	(217,396)
Institutional Class	(145,414)	(329,833)	(237,900)	(638,539)
Total distributions to shareholders	(154,296)	(375,329)	(318,785)	(855,935)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	940,897	(5,096,506)	(364,553)	2,180,618

Total increase in net assets	6,034,136	6,796,777	4,183,934	13,528,318
Net Assets:
Beginning of period	49,531,852	42,735,075	61,062,818	47,534,500
End of period	$55,565,988	$49,531,852	$65,246,752	$61,062,818
End of period undistributed net investment income	$28,011	$107,748	$39,878	$22,286

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	AMG FQ Global Alternatives Fund		AMG FQ Global Risk-Balanced Fund
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(596,351)	$(1,843,313)	$707,581	$789,124
Net realized gain (loss) on investments, futures and foreign currency transactions	(2,453,260)	8,304,238	2,515,928	179,130
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	1,182,441	(9,464,913)	42,136	593,316
Net increase (decrease) in net assets resulting from operations	(1,867,170)	(3,003,988)	3,265,645	1,561,570
Distributions to Shareholders:
From net investment income:
Investor Class	(3,442,996)	(1,998,827)	—	(352,805)
Service Class	(2,525,748)	(922,404)	—	(399,327)
Institutional Class	(1,557,195)	(570,386)	—	(3,193,560)
Total distributions to shareholders	(7,525,939)	(3,491,617)	—	(3,945,692)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(15,306,153)	(196,130,478)	(20,021,517)	(21,786,490)

Total decrease in net assets	(24,699,262)	(202,626,083)	(16,755,872)	(24,170,612)
Net Assets:
Beginning of period	118,838,384	321,464,467	99,783,077	123,953,689
End of period	$94,139,122	$118,838,384	$83,027,205	$99,783,077
End of period undistributed net investment income (loss)	$(772,385)	$7,349,905	$707,581	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended		For the fiscal year ended October 31,
	April 30, 2014
Investor Class	(unaudited)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$20.02		$15.37	$13.63	$12.47	$10.01	$9.99
Income from Investment Operations:
Net investment income (loss)	0.00	#,3	0.06 [3,4]	0.05 [3,6]	(0.01)[3]	0.02 [3]	0.09
Net realized and unrealized gain on investments	2.06	[3]	4.71 [3]	1.69 [3]	1.18 [3]	2.44 [3]	0.04
Total from investment operations	2.06		4.77	1.74	1.17	2.46	0.13
Less Distributions to Shareholders from:
Net investment income	(0.02)		(0.12)	—	(0.01)	—	(0.11)
Net Asset Value, End of Period	$22.06		$20.02	$15.37	$13.63	$12.47	$10.01
Total Return[1]	10.31%[14]		31.31%	12.77%	9.40%	24.58%	1.53%
Ratio of net expenses to average net assets (with offsets/reductions)	1.24%[15]		1.26%[5]	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets (with offsets)	1.24%[15]		1.26%[5]	1.24%	1.24%	1.24%	1.24%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.27%[15]		1.35%[5]	1.39%	1.36%	1.44%	1.43%
Ratio of net investment income (loss) to average net assets[1]	0.06%[15]		0.35%[5]	0.35%	(0.07)%	0.22%	0.45%
Portfolio turnover	22%		49%	36%	40%	81%	147%
Net assets at end of period (000’s omitted)	$7,500		$6,324	$3,026	$3,049	$4,116	$7,175

	For the six months ended		For the fiscal year ended October 31,
	April 30, 2014
Institutional Class	(unaudited)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.99		$15.33	$13.58	$12.43	$9.98	$9.99
Income from Investment Operations:
Net investment income	0.03	[3]	0.11 [3,4]	0.09 [3,6]	0.02 [3]	0.05 [3]	0.07
Net realized and unrealized gain on investments	2.05	[3]	4.70 [3]	1.67 [3]	1.19 [3]	2.43 [3]	0.07
Total from investment operations	2.08		4.81	1.76	1.21	2.48	0.14
Less Distributions to Shareholders from:
Net investment income	(0.06)		(0.15)	(0.01)	(0.06)	(0.03)	(0.15)
Net Asset Value, End of Period	$22.01		$19.99	$15.33	$13.58	$12.43	$9.98
Total Return[1]	10.44%[9,14]		31.65%[9]	13.00%	9.70%	24.92%	1.65%
Ratio of net expenses to average net assets (with offsets/reductions)	0.99%[15]		1.01%[5]	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%[15]		1.01%[5]	0.99%	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.02%[15]		1.10%[5]	1.14%	1.11%	1.19%	1.18%
Ratio of net investment income to average net assets[1]	0.31%[15]		0.62%[5]	0.60%	0.18%	0.45%	0.69%
Portfolio turnover	22%		49%	36%	40%	81%	147%
Net assets at end of period (000’s omitted)	$48,066		$43,207	$36,884	$35,741	$39,420	$39,366

AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
Investor Class	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.23	$12.29	$11.30	$10.29	$8.93	$8.63
Income from Investment Operations:
Net investment income	0.07 [3]	0.19 [3,4]	0.22 [3]	0.09 [3]	0.10	0.11
Net realized and unrealized gain on investments	1.13 [3]	2.94 [3]	1.07 [3]	1.01 [3]	1.37	0.32
Total from investment operations	1.20	3.13	1.29	1.10	1.47	0.43
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.19)	(0.30)	(0.09)	(0.11)	(0.13)
Net Asset Value, End of Period	$16.38	$15.23	$12.29	$11.30	$10.29	$8.93
Total Return[1]	7.90%[14]	25.66%	11.50%	10.72%	16.57%	5.21%
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[15]	1.06%[7]	1.04%	1.04%[8]	1.04%	1.04%
Ratio of expenses to average net assets (with offsets)	1.04%[15]	1.06%[7]	1.04%	1.04%[8]	1.04%	1.04%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.04%[15]	1.10%[7]	1.15%	1.13%[8]	1.15%	1.29%
Ratio of net investment income to average net assets[1]	0.91%[15]	1.37%[7]	1.84%	0.83%[8]	0.98%	1.35%
Portfolio turnover	39%	91%	132%	138%	117%	151%
Net assets at end of period (000’s omitted)	$25,227	$23,103	$12,764	$12,966	$18,755	$18,588

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
Institutional Class	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.27	$12.34	$11.38	$10.35	$8.99	$8.68
Income from Investment Operations:
Net investment income	0.09 [3]	0.24 [3,4]	0.25 [3]	0.12 [3]	0.13	0.14
Net realized and unrealized gain on investments	1.13 [3]	2.93 [3]	1.07 [3]	1.03 [3]	1.37	0.32
Total from investment operations	1.22	3.17	1.32	1.15	1.50	0.46
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.24)	(0.36)	(0.12)	(0.14)	(0.15)
Net Asset Value, End of Period	$16.39	$15.27	$12.34	$11.38	$10.35	$8.99
Total Return[1]	7.97%[14]	26.00%	11.78%	11.12%	16.75%	5.56%
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%[15]	0.81%[7]	0.79%	0.79%[8]	0.79%	0.79%
Ratio of expenses to average net assets (with offsets)	0.79%[15]	0.81%[7]	0.79%	0.79%[8]	0.79%	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.79%[15]	0.85%[7]	0.90%	0.88%[8]	0.90%	1.04%
Ratio of net investment income to average net assets[1]	1.16%[15]	1.73%[7]	2.09%	1.08%[8]	1.22%	1.58%
Portfolio turnover	39%	91%	132%	138%	117%	151%
Net assets at end of period (000’s omitted)	$40,020	$37,960	$34,231	$33,250	$32,309	$31,175

AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
Investor Class	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.90	$9.17	$9.30	$10.24	$9.96	$11.00
Income (Loss) from Investment Operations:
Net investment loss[3]	(0.05)	(0.12)	(0.12)	(0.14)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments[3]	(0.12)	— #	(0.01)	(0.80)	0.42	(0.27)
Total from investment operations	(0.17)	(0.12)	(0.13)	(0.94)	0.28	(0.36)
Less Distributions to Shareholders from:
Net investment income	(0.58)	(0.15)[11]	—	—	—	(0.68)[11]
Net Asset Value, End of Period	$8.15	$8.90	$9.17	$9.30	$10.24	$9.96
Total Return[1]	(1.95)%[9,14]	(1.28)%[9]	(1.40)%	(9.18)%[9]	2.81%[9]	(3.15)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.88%[15]	1.90%[10]	1.92%	1.92%[12]	1.91%	2.00%
Ratio of expenses to average net assets (with offsets)	1.89%[15]	1.90%[10]	1.92%	1.92%[12]	1.92%	1.97%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	2.53%[15]	2.65%[10]	2.65%	2.58%[12]	2.55%	2.44%
Ratio of net investment loss to average net assets[1]	(1.31)%[15]	(1.37)%[10]	(1.35)%	(1.47)%[12]	(1.39)%	(0.88)%
Portfolio turnover	—	—	—	12%	17%	77%
Net assets at end of period (000’s omitted)	$40,362	$58,165	$237,013	$362,659	$518,118	$206,153

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Service Class	(unaudited)	2013	2012	2011	October 31, 2010##
Net Asset Value, Beginning of Period	$8.93	$9.25	$9.36	$10.27	$9.97
Income from Investment Operations:
Net investment loss[3]	(0.04)	(0.09)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments[3]	(0.12)	— #	(0.01)	(0.80)	0.40
Total from investment operations	(0.16)	(0.09)	(0.11)	(0.91)	0.30
Less Distributions to Shareholders from:
Net investment income	(0.62)	(0.23)[11]	—	—	—
Net Asset Value, End of Period	$8.15	$8.93	$9.25	$9.36	$10.27
Total Return[1]	(1.81)%[9,14]	(1.02)%	(1.18)%	(8.86)%	3.01%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.63%[15]	1.60%[10]	1.62%	1.63%[12]	1.70%[15]
Ratio of expenses to average net assets (with offsets)	1.64%[15]	1.60%[10]	1.62%	1.63%[12]	1.70%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	2.28%[15]	2.35%[10]	2.35%	2.29%[12]	2.36%[15]
Ratio of net investment loss to average net assets[1]	(1.06)%[15]	(1.03)%[10]	(1.05)%	(1.18)%[12]	(1.17)%[15]
Portfolio turnover	—	—	—	12%	17%
Net assets at end of period (000’s omitted)	$35,016	$39,060	$44,587	$43,870	$18,049

AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Institutional Class	(unaudited)	2013	2012	2011	October 31, 2010##
Net Asset Value, Beginning of Period	$8.96	$9.28	$9.38	$10.28	$9.97
Income (Loss) from Investment Operations:
Net investment loss[3]	(0.04)	(0.08)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments[3]	(0.11)	0.01	(0.02)	(0.80)	0.39
Total from investment operations	(0.15)	(0.07)	(0.10)	(0.90)	0.31
Less Distributions to Shareholders from:
Net investment income	(0.64)	(0.25)[11]	—	—	—
Net Asset Value, End of Period	$8.17	$8.96	$9.28	$9.38	$10.28
Total Return[1]	(1.74)%[9,14]	(0.77)%[9]	(1.07)%	(8.75)%[9]	3.11%[9,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.43%[15]	1.45%[10]	1.47%	1.48%[12]	1.48%[15]
Ratio of expenses to average net assets (with offsets)	1.44%[15]	1.45%[10]	1.47%	1.48%[12]	1.48%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	2.08%[15]	2.20%[10]	2.20%	2.14%[12]	2.14%[15]
Ratio of net investment loss to average net assets[1]	(0.86)%[15]	(0.89)%[10]	(0.90)%	(1.03)%[12]	(0.95)%[15]
Portfolio turnover	—	—	—	12%	17%
Net assets at end of period (000’s omitted)	$18,761	$21,613	$24,242	$31,045	$25,856

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Investor Class	(unaudited)	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.14	$13.36	$12.80	$12.73	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	0.08	0.03	(0.04)	0.01	(0.07)
Net realized and unrealized gain on investments[3]	0.45	0.13	1.11	0.62	1.44
Total from investment operations	0.53	0.16	1.07	0.63	1.37
Less Distributions to Shareholders from:
Net investment income	—	(0.38)[11]	(0.51)[11]	(0.56)[11]	—
Net Asset Value, End of Period	$13.67	$13.14	$13.36	$12.80	$12.73
Total Return[1]	4.03%[14]	1.16%	8.67%[9]	5.23%[9]	12.06%[9,14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.38%[15]	1.41%[13]	1.44%	1.47%	1.46%[15]
Ratio of expenses to average net assets (with offsets)	1.39%[15]	1.41%[13]	1.44%	1.47%	1.46%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.49%[15]	1.55%[13]	1.50%	1.49%	1.54%[15]
Ratio of net investment income (loss) to average net assets[1]	1.23%[15]	0.25%[13]	(0.32)%	0.06%	(0.72)%[15]
Portfolio turnover	3%	36%	43%	80%	127%
Net assets at end of period (000’s omitted)	$3,752	$5,520	$13,043	$7,824	$6,517

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Service Class	(unaudited)	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.21	$13.44	$12.86	$12.77	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	0.12	0.08	(0.02)	0.03	(0.04)
Net realized and unrealized gain on investments[3]	0.45	0.14	1.15	0.62	1.45
Total from investment operations	0.57	0.22	1.13	0.65	1.41
Less Distributions to Shareholders from:
Net investment income	—	(0.45)[11]	(0.55)[11]	(0.56)[11]	—
Net Asset Value, End of Period	$13.78	$13.21	$13.44	$12.86	$12.77
Total Return[1]	4.32%[14]	1.61%	9.11%	5.44%	12.41%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[15]	0.99%[13]	0.99%	1.15%	1.17%[15]
Ratio of expenses to average net assets (with offsets)	0.91%[15]	0.99%[13]	0.99%	1.15%	1.17%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.01%[15]	1.13%[13]	1.08%	1.17%	1.25%[15]
Ratio of net investment income (loss) to average net assets[1]	1.81%[15]	0.63%[13]	(0.14)%	0.24%	(0.43)%[15]
Portfolio turnover	3%	36%	43%	80%	127%
Net assets at end of period (000’s omitted)	$2,232	$5,844	$11,738	$1,103	$217

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
Institutional Class	(unaudited)	2013	2012	2011	2010**	2009
Net Asset Value, Beginning of Period	$13.23	$13.47	$12.88	$12.77	$11.16	$9.82
Income from Investment Operations:
Net investment income (loss)[3]	0.11	0.10	0.03	0.08	(0.01)	0.47
Net realized and unrealized gain on investments[3]	0.47	0.12	1.12	0.61	1.72	1.35
Total from investment operations	0.58	0.22	1.15	0.69	1.71	1.82
Less Distributions to Shareholders from:
Net investment income	—	(0.46)[11]	(0.56)[11]	(0.58)[11]	(0.10)	(0.48)
Net Asset Value, End of Period	$13.81	$13.23	$13.47	$12.88	$12.77	$11.16
Total Return[1]	4.38%[14]	1.61%	9.29%	5.70%[9]	15.41%[9,15]	19.67%
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[15]	0.91%[13]	0.94%	0.97%	0.97%	0.92%
Ratio of expenses to average net assets (with offsets)	0.89%[15]	0.91%[13]	0.94%	0.97%	0.97%	0.94%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.99%[15]	1.05%[13]	1.00%	0.99%	1.05%	1.17%
Ratio of net investment income (loss) to average net assets[1]	1.65%[15]	0.75%[13]	0.20%	0.64%	(0.09)%	4.82%
Portfolio turnover	3%	36%	43%	80%	127%	213%
Net assets at end of period (000’s omitted)	$77,044	$88,419	$99,173	$86,935	$93,903	$80,584

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
##	Commenced operations on January 1, 2010.
*	Investor Class and Service Class shares commenced operations on January 1, 2010.
**	Effective January 1, 2010, existing shares of AMG FQ Global Risk-Balanced Fund were reclassified and redesignated as Institutional Class shares.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.16 and $0.21 for AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class Shares, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Investor Class, and Institutional Class, respectively.
[8]	Excludes tax expense for the fiscal year ended October 31, 2011, of $2,454 or 0.01%.
[9]	The total return is based on the Financial Statement Net Asset Values as shown above.
[10]	Includes non-routine extraordinary expenses amounting to 0.020%, 0.018% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived primarily from foreign currency gains. (See Note 1(d)) of Notes to Financial Statements.)
[12]	Includes interest expense for the fiscal year ended October 31, 2011, of $62,878 or 0.01%.
[13]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Not annualized.
[15]	Annualized.

Notes to Financial Statements

April 30, 2014 (unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (formerly Managers Trust I) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”) (formerly Managers AMG FQ Tax-Managed U.S. Equity Fund), AMG FQ U.S. Equity Fund (“U.S. Equity”) (formerly Managers AMG FQ U.S. Equity Fund), AMG FQ Global Alternatives Fund (“Global Alternatives”) (formerly Managers AMG FQ Global Alternatives Fund) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”) (formerly Managers AMG FQ Global Essentials Fund), each a “Fund” and collectively the “Funds.”

Effective December 1, 2012, Class A shares of the Tax-Managed, U.S. Equity and Global Alternatives Funds were renamed Investor Class shares. On November 30, 2012, at the close of business, all outstanding Class C shares of the Tax-Managed, U.S. Equity and Global Alternatives Funds were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class C shares of each respective Fund.

Tax-Managed and U.S. Equity each offer two classes of shares: Investor Class and Institutional Class. Global Alternatives and Global Risk-Balanced each offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests

39

Notes to Financial Statements (continued)

primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2014, overdraft fees for Tax-Managed and U.S. Equity equaled $2 and $40, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some

40

Notes to Financial Statements (continued)

time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, REITs, foreign currency, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of October 31, 2013, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$18,674,374	—	2017
U.S. Equity
(Pre-Enactment)	$8,041,718	—	2017
Global Alternatives
(Post-Enactment)	$3,073,927	—	Unlimited
Global Risk-Balanced
(Pre-Enactment)	$15,051,266	—	2017

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013, the capital stock transactions by class for Tax-Managed, U.S. Equity, Global Alternatives and Global Risk-Balanced were as follows:

	Tax-Managed						U.S. Equity
	April 30, 2014		October 31, 2013				April 30, 2014		October 31, 2013
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Investor Class:
Proceeds from sale of shares†	178,671	$3,815,772	205,826		$3,228,327		147,418	$2,359,462	705,035		$9,826,464
Reinvestment of distributions	344	7,388	2,390		36,540		4,968	80,336	15,831		214,473
Cost of shares repurchased	(154,913)	(3,314,840)	(89,202)		(1,494,904)		(129,112)	(2,073,397)	(242,438)		(3,364,257)

Net increase	24,102	$508,320	119,014	[1]	$1,769,963	[1]	23,274	$366,401	478,428	[1]	$6,676,680	[1]

Notes to Financial Statements (continued)

	Tax-Managed				U.S. Equity
	April 30, 2014		October 31, 2013		April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class C:
Proceeds from sale of shares	—	—	46	$680	—	—	61	$731
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	—	—	(190,519)	(2,841,267)	—	—	(44,041)	(545,096)

Net decrease	—	—	(190,473)[2]	$(2,840,587)[2]	—	—	(43,980)[2]	$(544,365)[2]

Institutional Class:
Proceeds from sale of shares	279,181	$5,934,376	235,286	$4,059,672	86,380	$1,367,408	105,723	$1,479,746
Reinvestment of distributions	6,540	139,886	20,620	314,047	14,462	233,652	46,517	623,273
Cost of shares repurchased	(263,379)	(5,641,685)	(500,175)	(8,399,601)	(146,242)	(2,332,014)	(440,096)	(6,054,716)

Net increase (decrease)	22,342	$432,577	(244,269)	$(4,025,882)	(45,400)	$(730,954)	(287,856)	$(3,951,697)

†	For the fiscal year ended October 31, 2013, 183,714 shares and $2,840,671 are included due to the conversion of Class C shares into Investor Class shares for Tax-Managed and 43,914 shares and $544,417 are included due to the conversion of Class C shares into Investor Class shares for U.S. Equity.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

	Global Alternatives				Global Risk-Balanced
	April 30, 2014		October 31, 2013		April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	455,195	$3,839,754	4,690,722	$42,644,278	38,336	$508,246	135,790	$1,816,759
Reinvestment of distributions	382,414	3,143,440	179,330	1,617,558	—	—	26,780	352,700
Cost of shares repurchased	(2,422,643)	(20,455,562)	(24,188,615)	(218,773,799)	(184,083)	(2,385,195)	(718,516)	(9,297,354)

Net decrease	(1,585,034)	$(13,472,368)	(19,318,563)[1]	$(174,511,963)[1]	(145,747)	$(1,876,949)	(555,946)	$(7,127,895)

Class C:
Proceeds from sale of shares	—	—	485	$4,241	n/a	n/a	n/a	n/a
Reinvestment of distributions	—	—	—	—	n/a	n/a	n/a	n/a
Cost of shares repurchased	—	—	(1,768,034)	(15,520,802)	n/a	n/a	n/a	n/a

Net decrease	—	—	(1,767,549)[2]	$(15,516,561)[2]	n/a	n/a	n/a	n/a

Service Class:
Proceeds from sale of shares	841,827	$7,052,730	2,680,416	$24,037,223	19,777	$262,775	485,265	$6,476,211
Reinvestment of distributions	281,456	2,313,572	101,432	915,925	—	—	30,275	399,327
Cost of shares repurchased	(1,201,260)	(10,232,928)	(3,229,606)	(29,276,547)	(300,382)	(3,911,511)	(946,436)	(12,572,020)

Net decrease	(77,977)	$(866,626)	(447,758)	$(4,323,399)	(280,605)	$(3,648,736)	(430,896)	$(5,696,482)

Notes to Financial Statements (continued)

	Global Alternatives				Global Risk-Balanced
	April 30, 2014		October 31, 2013		April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	938,620	$7,906,416	1,772,695	$15,972,797	148,010	$1,956,002	788,526	$10,408,006
Reinvestment of distributions	168,735	1,388,688	62,451	564,557	—	—	235,952	3,116,920
Cost of shares repurchased	(1,223,833)	(10,262,263)	(2,033,565)	(18,315,909)	(1,252,029)	(16,451,834)	(1,705,440)	(22,487,039)

Net decrease	(116,478)	$(967,159)	(198,419)	$(1,778,555)	(1,104,019)	$(14,495,832)	(680,962)	$(8,962,113)

†	For the fiscal year ended October 31, 2013, 1,610,344 shares and $14,666,848 are included due to the conversion of Class C shares into Investor Class shares.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

At April 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the funds as follows: Tax-Managed - one collectively owns 20% and Global Alternatives - three collectively own 47%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2014, the market value of repurchase agreements outstanding for Tax-Managed, U.S. Equity, Global Alternatives and Global Risk-Balanced was $54,391, $54,560, $3,585,729 and $14,040,644, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolios are managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Tax-Managed Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a reimbursement agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Risk-Balanced are obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the applicable Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

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Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax Managed and U.S. Equity to 0.99% and 0.79%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Effective July 1, 2013, the Investment Manager has contractually agreed through at least March 1, 2015, to waive management fees and/or reimburse Fund expenses in order to limit the Global Alternatives Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.44% of average daily net assets. Immediately prior to July 1, 2013, the Fund had a contractual expense limitation of 1.49%.

Effective July 1, 2012, the Investment Manager has contractually agreed through at least March 1, 2015, to limit the Global Risk-Balanced Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of average daily net assets. Immediately prior to July 1, 2012, the Fund had contractual expense limitation of 0.99%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Funds’ contractual expense limitation amount. For the six months ended April 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Tax-Managed	U.S. Equity	Global Alternatives	Global Risk- Balanced
Reimbursement Available - 10/31/13	$156,626	$113,315	$7,594,213	$218,608
Additional Reimbursements	9,229	300	334,533	43,799
Repayments	(292)	(4,019)	—	—
Expired Reimbursements	(28,840)	(18,004)	(1,955,129)	(7,216)

Reimbursement Available - 4/30/14	$136,723	$91,592	$5,973,617	$255,191

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended April 30, 2014, the management fee for Global Alternatives and Global Risk-Balanced was reduced by $5,677 or 0.01% and $3,017 or 0.01%, respectively.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through

44

Notes to Financial Statements (continued)

brokers, dealers or other financial intermediaries who have executed selling agreements with the distributor. Subject to the compensation arrangement discussed below, generally the distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, and, through November 30, 2012, Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and, through November 30, 2012, up to 1.00% annually of each Fund’s average daily net assets attributable to the Class C shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2014 was as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Tax-Managed
Investor Class	n/a	n/a
U.S. Equity
Investor Class	n/a	n/a
Global Alternatives
Investor Class	0.20%	0.20%
Service Class	0.25%	0.20%
Global Risk-Balanced
Investor Class	0.25%	0.25%
Service Class	0.25%	0.02%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending

Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2014, the following Funds either borrowed from or lent to other AMG Funds family: Tax-Managed lent varying amounts not exceeding $1,220,158 for five days earing interest of $67, Global Alternatives lent varying amounts not exceeding $4,863,765 for two days earning interest of $132 and Global Risk-Balanced lent varying amounts not exceeding $1,268,508 for seven days earning interest of $100. The interest amount is included in the Statement of Operations as interest income. At April 30, 2014, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2014, were as follows:

			U.S. Government
	Long-Term Securities		Obligations
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$13,029,332	$12,089,022	—	—
U.S. Equity	24,959,576	26,004,056	—	—
Global Alternatives	—	—	—	—
Global Risk-Balanced	1,915,819	13,221,822	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

45

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	U.S. Equity	Global Alternatives	Global Risk-Balanced
Financial futures contracts:
Average number of contracts purchased	2	1,020	889
Average number of contracts sold	—	1,437	—
Average notional value of contracts purchased	$181,637	$463,614,203	$330,829,877
Average notional value of contracts sold	—	$419,774,865	—
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	—	$628,842,648	—
Options:
Average notional value of option contracts purchased	$156,192	—	$436,996
Average notional value of option contracts written	$448,536	—	$589,246

8. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended April 30, 2014, Global Alternatives invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. FUTURES CONTRACTS

U.S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced and Global Alternatives entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. OPTIONS

For the six months ended April 30, 2014, U.S. Equity and Global Risk-Balanced entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options in order to manage their exposure to credit, currency, equity, interest rate and inflation risk.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. U.S. Equity and

Notes to Financial Statements (continued)

Global Risk-Balanced, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

12. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Alternatives and Global Risk-Balanced invest in securities and enter into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Funds may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. Each Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

13. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open securities lending, repurchase agreements and derivative instruments that are subject to a master netting agreement as of April 30, 2014:

		Gross Amounts Offset	Net Amounts of Assets Presented	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	in the Statement of Assets and Liabilities	in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Tax-Managed
Securities lending	$53,332	—	$53,332	—	$53,332	—
Repurchase agreements	54,391	—	54,391	$54,391	—	—

Total	$107,723	—	$107,723	$54,391	$53,332	—

U.S. Equity
Securities lending	$47,224	—	$47,224	—	$47,224	—
Repurchase agreements	54,560	—	54,560	$54,560	—	—

Total	$101,784	—	$101,784	$54,560	$47,224	—

Global Alternatives
Securities lending	$3,521,397	—	$3,521,397	—	$3,521,397	—
Repurchase agreements	3,585,729	—	3,585,729	$3,585,729	—	—
Foreign currency contracts	3,555,821	—	3,555,821	2,811,920	—	$743,901

Total	$10,662,947	—	$10,662,947	$6,397,649	$3,521,397	$743,901

Global Risk-Balanced
Securities lending	$13,710,571	—	$13,710,571	—	$13,710,571	—
Repurchase agreements	14,040,644	—	14,040,644	$14,040,644	—	—

Total	$27,751,215	—	$27,751,215	$14,040,644	$13,710,571	—

		Gross Amounts Offset	Net Amounts of Assets Presented	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	in the Statement of Assets and Liabilities	in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Global Alternatives
Foreign currency contracts	$3,423,032	$—	$3,423,032	$2,811,920	$—	$611,112

Total	$3,423,032	$—	$3,423,032	$2,811,920	$—	$611,112

14. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Manages AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

SAR016-0414	| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2014

AMG Managers Total Return Bond Fund: MBDFX

(formerly Managers PIMCO Bond Fund)

www.amgfunds.com |	SAR020-0414

AMG Managers Total Return Bond Fund

Semi-Annual Report—April 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	26
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	28
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	31
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2014	Expense Ratio for the Period	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During the Period*
AMG Managers Total Return Bond Fund
Based on Actual Fund Return	0.58%	$1,000	$1,014	$2.90
Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

2

Fund Performance

Periods ended April 30, 2014 (unaudited)

The table below shows the average annual total returns for the AMG Managers Total Return Bond Fund and the Barclays U.S. Aggregate Bond Index® for the same time periods ended April 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Total Return Bond Fund[2,3,4,5,6,7,8]	1.43%	(0.97)%	6.66%	5.79%
Barclays U.S. Aggregate Bond Index®[9]	1.74%	(0.26)%	4.88%	4.83%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in debtors’ perceived ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[4]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that the Fund could not close out a position when it would be most advantageous to do so.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[7]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[8]	Market risk associated with equity securities may become more pronounced for the Fund.
[9]	The Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Total Return Bond Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Category	AMG Managers Total Return Bond Fund**	Barclays U.S. Aggregate Bond Index®
U.S. Government and Agency Obligations	64.1%	39.4%
Corporate Bonds and Notes	16.9%	23.1%
Foreign Government and Agency Obligations	8.8%	6.2%
Asset-Backed Securities	4.1%	0.5%
Municipal Bonds	4.0%	0.0%
Mortgage-Backed Securities	3.2%	30.8%
Municipal Closed-End Bond Funds	0.5%	0.0%
Other Assets and Liabilities	(1.6)%	0.0%
** As a percentage of net assets.

Rating	AMG Managers Total Return Bond Fund***	Barclays U.S. Aggregate Bond Index®
U.S. Treasury & Agency	64.0%	68.6%
Aaa	0.5%	4.1%
Aa	8.4%	3.9%
A	9.9%	11.5%
Baa	9.8%	11.9%
Ba & lower	7.4%	0.0%
*** As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 1.625%, 03/31/19	9.6%
FNMA, 5.000%, TBA 30yr*	7.0
U.S. Treasury Notes, 1.500%, 02/28/2019	6.1
RBS Securities, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $43,300,072 (collateralized by $44,184,161 U.S. Treasury Notes, 1.500%, 08/31/18)	3.7
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/02/14, 0.050%, total to be received $38,700,108 (collateralized by $39,502,873 U.S. Treasury Notes, 4.630%, 2/15/40)	3.3
U.S. Treasury Floating Rate Note, 0.089%, 04/30/16 (07/31/14)	3.0
J.P. Morgan Securities LLC, dated 04/30/14, due 05/02/14, 0.050%, total to be received $26,600,074 (collateralized by $27,165,915 U.S. Treasury Notes, 1.500%, 8/31/18)	2.3
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $22,200,037 (collateralized by $22,674,647 U.S. Treasury Notes, 0.630%, 9/30/17)	1.9
BNP Paribas Securities Corp., dated 04/30/14, due 05/01/14, 0.060%, total to be received $20,000,033 (collateralized by $20,446,198 U.S. Treasury Notes, 0.750%, 10/31/17)	1.7
BNP Paribas Securities Corp., dated 04/30/14, due 05/02/14, 0.040%, total to be received $20,000,044 (collateralized by $20,396,357 U.S. Treasury Notes, 0.250%, 7/31/15)	1.7

Top Ten as a Group	40.3%

*	Top Ten Holding at October 31, 2013

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Principal Amount†	Value
Asset-Backed Securities - 4.1%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.732%, 07/25/32 (05/27/14)[1]	$77,398	$71,552
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.052%, 06/25/35 (05/27/14)[1]	3,300,000	2,709,482
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3, 0.502%, 04/25/36 (05/27/14)[1]	3,073,718	3,020,255
Series 2007-2, Class 2A2, 0.252%, 08/25/37 (05/27/14)[1]	9,976,201	9,876,100
EFS Volunteer No. 2 LLC, Series 2012-1, Class A1, 1.034%, 07/26/27 (05/27/14) (a)[1]	1,499,578	1,514,240
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.892%, 05/25/40 (05/27/14) (a)[1]	501,985	455,441
First NLC Trust, Series 2007-1, Class A1, 0.222%, 08/25/37 (05/27/14) (a)[1]	617,118	322,488
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.212%, 01/25/37 (05/27/14)[1]	36,856	18,689
JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, 0.324%, 04/25/36 (05/27/14)[1]	3,033,218	2,931,415
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.712%, 10/25/34 (05/27/14)[1]	55,661	50,790
Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.632%, 05/25/36 (05/27/14)[1]	2,832,000	2,514,873
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.202%, 11/25/36 (05/27/14)[1]	10,939	5,138
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.412%, 09/25/35 (05/27/14)[1]	1,587,551	1,569,068
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class M2, 0.582%, 11/25/35 (05/27/14)[1]	3,800,000	3,160,354
Residential Asset Securities Corporation,
Series 2006-EMX2, Class A2, 0.352%, 02/25/36 (05/27/14)[1]	262,702	257,849
Series 2006-KS4, Class M1, 0.432%, 06/25/36 (05/27/14)[1]	6,000,000	4,631,436
Securitized Asset Backed Receivables LLC, Series 2007-HE1, Class A2A, 0.212%, 12/25/36 (05/27/14)[1]	439,511	154,493
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	36,399	39,077
Series 2007-20K, Class 1, 5.510%, 11/01/27	2,602,031	2,888,763
Series 2008-10E, Class 1, 5.110%, 09/01/18	959,495	1,017,004
Series 2008-20I, Class 1, 5.600%, 09/01/28	5,675,343	6,355,629
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,584,561	3,862,140
Structured Asset Securities Corp., Series 2002-HF1, 0.732%, 01/25/33 (05/27/14)[1]	38,412	35,513
Total Asset-Backed Securities (cost $46,534,314)		47,461,789
Corporate Bonds and Notes - 16.9%
Financials - 13.2%
Ally Financial, Inc.,
2.750%, 01/30/17	1,000,000	1,015,000
5.500%, 02/15/17	3,300,000	3,594,938
7.500%, 09/15/20	1,000,000	1,188,750
8.300%, 02/12/15	800,000	845,000
American International Group, Inc.,
5.050%, 10/01/15	400,000	424,273
6.250%, 03/15/37	800,000	872,480
8.250%, 08/15/18	700,000	876,172
MTN, 5.600%, 10/18/16	800,000	886,070
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)	200,000	206,250

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Corporate Bonds and Notes - 16.9% (continued)
Financials - 13.2% (continued)
Bank of America Corp.,
4.500%, 04/01/15		$10,000,000	$10,352,260
6.500%, 08/01/16		2,800,000	3,125,256
6.500%, 07/15/18		5,000,000	5,844,575
GMTN, 6.400%, 08/28/17		3,400,000	3,897,464
Bank of Montreal, 2.850%, 06/09/15 (a)		400,000	410,979
Bank of Nova Scotia,
1.250%, 04/11/17		10,100,000	10,126,553
1.950%, 01/30/17 (a)		200,000	205,265
Barclays Bank PLC,
0.532%, 05/01/15 (06/02/14)[1]		15,300,000	15,299,250
7.625%, 11/21/22		2,900,000	3,300,563
7.750%, 04/10/23[2,3]		4,200,000	4,672,500
BB&T Corp., MTN, 1.093%, 06/15/18 (06/15/14)[1]		3,600,000	3,657,766
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	530,000
6.500%, 03/10/21 (a)		900,000	994,500
The Bear Stearns Cos. LLC, 5.300%, 10/30/15		2,400,000	2,561,328
Citigroup, Inc.,
5.000%, 09/15/14		4,200,000	4,267,771
6.010%, 01/15/15		600,000	622,457
6.125%, 08/25/36		3,200,000	3,585,219
MTN, 0.745%, 05/01/17 (08/01/14)[1]		7,500,000	7,501,110
MTN, 5.500%, 10/15/14		2,577,000	2,634,624
Cooperatieve Centrale Raiffeisen-Boerenleenbank, 0.558%, 04/28/17 (07/28/14)[1]		2,800,000	2,806,700
Credit Suisse, Series YCD, 0.465%, 03/17/15 (06/17/14)[1]		800,000	800,039
Ford Motor Credit Co. LLC,
1.006%, 01/17/17 (07/17/14)[1]		10,500,000	10,571,526
7.000%, 04/15/15		1,400,000	1,483,056
8.700%, 10/01/14		1,000,000	1,033,879
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	323,625
6.750%, 09/01/16 (a)		800,000	894,000
JPMorgan Chase & Co.,
3.150%, 07/05/16		292,000	305,464
MTN, 0.779%, 04/25/18 (07/25/14)[1]		2,000,000	2,000,412
JPMorgan Chase Bank, NA,
0.563%, 06/13/16 (06/13/14)[1]		1,300,000	1,294,514
1.029%, 05/31/17[3]	EUR	900,000	1,244,867

The accompanying notes are an integral part of these financial statements.

6

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Corporate Bonds and Notes - 16.9% (continued)
Financials - 13.2% (continued)
LBG Capital No.1 PLC, 8.500%, 12/29/49 (a)[3,4]		$400,000	$434,771
LBG Capital No.2 PLC, Series 21, 15.000%, 12/21/19	GBP	2,900,000	7,124,164
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	2,112,237
Principal Life Income Funding Trusts, MTN, 5.550%, 04/27/15		2,300,000	2,416,198
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	930,375
The Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[3,4]		2,600,000	2,886,000
Russian Agricultural Bank OJSC Via RSHB Capital SA, 9.000%, 06/11/14 (a)		1,800,000	1,810,800
SLM Corp., MTN, 6.250%, 01/25/16		300,000	324,750
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,999,711
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	3,003,350
Sumitomo Mitsui Banking Corp., 0.593%, 05/02/17 (08/02/14)[1]		11,700,000	11,692,803
US Bank NA, 0.349%, 04/22/16 (07/22/14)[1]		1,000,000	1,001,526
Wells Fargo & Co., Series K, 7.980%, 03/29/49[3,4]		1,600,000	1,824,000
Total Financials			154,817,140
Industrials - 3.4%
AbbVie, Inc., 0.983%, 11/06/15 (08/06/14)[1]		2,900,000	2,928,029
Apple, Inc.,
2.850%, 05/06/21		200,000	201,216
3.450%, 05/06/24		500,000	501,943
BellSouth Corp., 4.182%, 04/26/15 (a)[5]		10,700,000	11,078,705
Corp. Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,200,000	1,450,622
Gazprom OAO Via Gaz Capital SA, 8.125%, 07/31/14 (a)		3,800,000	3,842,750
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,406,012
5.875%, 03/01/18		2,300,000	2,496,604
Petroleos Mexicanos, 8.000%, 05/03/19		1,200,000	1,471,500
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		598,680	649,568
Rohm & Haas Co., 6.000%, 09/15/17		316,000	359,106
Statoil A.S.A, 0.697%, 11/08/18 (05/08/14)[1]		6,800,000	6,856,052
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,342,991
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		231,272	263,372
Verizon Communications, Inc.,
1.984%, 09/14/18 (06/14/14)[1]		500,000	528,462
2.500%, 09/15/16		700,000	724,882
3.650%, 09/14/18		1,800,000	1,923,678
Total Industrials			40,025,492
Utilities - 0.3%
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,276,545
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	806,750

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Corporate Bonds and Notes - 16.9% (continued)
Utilities - 0.3% (continued)
The Tokyo Electric Power Co., Inc.,
Series 513, 1.850%, 07/28/14	JPY	7,000,000	$68,336
Series 527, 1.500%, 05/30/14	JPY	1,000,000	9,773
Total Utilities			3,161,404
Total Corporate Bonds and Notes (cost $191,390,506)			198,004,036
Foreign Government and Agency Obligations - 8.8%
Autonomous Community of Valencia Spain, Notes, EMTN, 4.375%, 07/16/15	EUR	400,000	575,349
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 3.375%, 09/26/16 (a)		400,000	408,500
Notes, 4.125%, 09/15/17 (a)	EUR	400,000	590,733
Brazil Letras do Tesouro Nacional,
Notes, 11.620%, 04/01/15[6]	BRL	6,000,000	2,435,864
Notes, 12.425%, 01/01/17[6]	BRL	3,000,000	985,763
Italy Buoni Poliennali Del Tesoro,
Bonds, 3.750%, 08/01/15	EUR	6,100,000	8,781,419
Bonds, 3.750%, 08/01/16	EUR	2,000,000	2,951,398
Notes, 1.500%, 12/15/16	EUR	600,000	842,403
Notes, 2.250%, 05/15/16	EUR	4,200,000	5,994,941
Notes, 3.000%, 06/15/15	EUR	2,600,000	3,701,148
Notes, 3.000%, 11/01/15	EUR	900,000	1,290,411
Notes, 3.750%, 04/15/16	EUR	200,000	293,241
Notes, 4.500%, 07/15/15	EUR	9,800,000	14,215,724
Italy Certificati di Credito del Tesoro,
Notes, 0.725%, 06/30/15[6]	EUR	3,700,000	5,093,321
Notes, 0.818%, 12/31/15[6]	EUR	2,000,000	2,738,815
The Korea Development Bank Notes, 4.375%, 08/10/15		3,500,000	3,661,749
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	838,969
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15 (a)		500,000	527,997
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	600,000	556,349
4.000%, 06/02/21	CAD	2,200,000	2,173,324
4.200%, 06/02/20	CAD	1,900,000	1,903,276
4.400%, 06/02/19	CAD	1,000,000	1,008,932
MTN, 5.500%, 06/02/18	CAD	400,000	416,620
Ontario Notes, Province of,
1.000%, 07/22/16		100,000	100,765
1.650%, 09/27/19		1,100,000	1,074,690
3.000%, 07/16/18		400,000	422,085

The accompanying notes are an integral part of these financial statements.

8

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 8.8% (continued)
Quebec Bonds, Province of,
3.500%, 07/29/20		$500,000	$530,308
3.500%, 12/01/22	CAD	900,000	849,615
4.250%, 12/01/21	CAD	3,900,000	3,894,769
Spain Government,
Bonds, 3.150%, 01/31/16	EUR	1,700,000	2,460,415
Notes, 3.250%, 04/30/16	EUR	1,400,000	2,037,965
Notes, 3.300%, 07/30/16	EUR	3,400,000	4,976,873
Notes, 3.750%, 10/31/15	EUR	7,900,000	11,468,689
Notes, 4.000%, 07/30/15	EUR	8,900,000	12,863,500
Notes, 4.250%, 10/31/16	EUR	600,000	901,249
Total Foreign Government and Agency Obligations (cost $102,335,964)			103,567,169
Mortgage-Backed Securities - 3.2%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.329%, 02/25/45 (06/25/14)[1]		417,539	423,414
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.688%, 05/16/47 (05/16/14) (a)[1]	EUR	1,340,427	1,881,602
Bank of America Funding Corp., Series 2005-D, Class A1, 2.623%, 05/25/35 (06/25/14)[1]		456,424	470,450
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A1, 2.744%, 11/25/30 (06/25/14)[1]		10,250	10,486
Series 2002-11, Class 1A1, 2.344%, 02/25/33 (06/25/14)[1]		10,883	10,498
Series 2003-1, Class 6A1, 2.504%, 04/25/33 (06/25/14)[1]		196,934	201,337
Series 2005-2, Class A1, 2.580%, 03/25/35 (06/25/14)[1]		5,235,316	5,330,193
Series 2005-2, Class A2, 2.528%, 03/25/35 (06/25/14)[1]		2,532,798	2,573,248
Series 2005-5, Class A2, 2.280%, 08/25/35 (06/25/14)[1]		5,028,935	5,120,492
Series 2005-12, Class 13A1, 5.372%, 02/25/36 (06/25/14)[1]		168,349	159,325
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.533%, 05/25/35 (06/25/14)[1]		1,118,981	1,097,145
Series 2005-7, Class 22A1, 2.665%, 09/25/35 (06/25/14)[1]		552,177	489,799
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,145,278
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.200%, 09/25/35 (06/25/14)[1]		3,684,793	3,685,221
Series 2005-11, Class A2A, 2.530%, 10/25/35 (06/25/14)[1]		222,863	221,061
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.332%, 05/25/47 (05/27/14)[1]		1,050,849	881,730
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.417%, 02/20/36 (06/20/14)[1]		273,254	256,407
CSMC, Series 2010-18R, Class 4A4, 2.398%, 04/26/38 (a)[3]		1,200,000	1,173,871
GreenPoint Mortgage Funding Trust, Series 2006-AR6, Class A1A, 0.232%, 10/25/46 (05/27/14)[1]		4	4
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.013%, 11/25/35 (06/25/14)[1]		596,573	591,914
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.344%, 01/25/36 (06/25/14)[1]		1,340,532	1,079,581
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,291,920
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.251%, 02/25/35 (06/25/14)[1]		184,252	183,616

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Mortgage-Backed Securities - 3.2% (continued)
Merrill Lynch Mortgage Investors Trust,
Series MLCC 2005-3, Class 4A, 0.402%, 11/25/35 (05/25/14)[1]		$116,511	$110,194
Series MLMI 2005-A10, Class A, 0.362%, 02/25/36 (05/25/14)[1]		655,902	599,826
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.432%, 12/25/35 (05/27/14)[1]		2,072,478	1,853,398
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.552%, 02/25/34 (05/25/14)[1]		88,437	83,609
Series 2004-CL1, Class 2A2, 0.552%, 02/25/19 (05/25/14)[1]		1,326	1,305
Silenus European Loan Conduit No. 25, Ltd., Series 25X, Class A, 0.438%, 05/15/19 (05/15/14)[1]	EUR	34,528	47,375
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1, 0.812%, 09/19/32 (05/19/14)[1]		203,722	198,349
Series 2005-AR5, Class A2, 0.402%, 07/19/35 (05/19/14)[1]		692,516	656,376
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.218%, 01/25/32 (06/25/14)[1]		10,793	10,468
Series 2006-11, Class A1, 2.646%, 10/28/35 (06/28/14) (a)[1]		328,740	310,736
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.232%, 06/15/20 (05/15/14) (a)[1]		535,767	532,118
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.326%, 11/25/42 (06/25/14)[1]		106,871	103,665
Series 2005-AR13, Class A1A1, 0.442%, 10/25/45 (05/25/14)[1]		231,118	216,384
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR1, 1.955%, 02/25/31 (06/25/14)[1]		3,032	3,079
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.613%, 03/25/36[3]		1,092,988	1,097,739
Total Mortgage-Backed Securities (cost $36,253,001)			37,103,213
Municipal Bonds - 4.0%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,476,310
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,230,690
California State General Obligation, Build America Bonds, 7.500%, 04/01/34		1,300,000	1,796,665
California State General Obligation, Build America Bonds, 7.550%, 04/01/39		1,300,000	1,842,802
California State General Obligation, Build America Bonds, 7.600%, 11/01/40		1,000,000	1,438,740
California State General Obligation, Build America Bonds, 7.950%, 03/01/36		1,100,000	1,324,235
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38		500,000	548,125
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30		700,000	855,960
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40		1,000,000	1,119,260
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21		100,000	111,856
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40		1,600,000	1,938,368
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40		1,700,000	2,056,235
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45		800,000	1,073,872

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.0% (continued)
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	$800,000	$889,256
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000	249,234
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	391,281
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	3,980,916
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,267,840
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,166,140
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,100,304
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,080,100
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	700,000	873,145
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,221,572
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,000,000	1,101,850
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	984,438
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,332,864
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,247,490
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	203,632
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,757,675
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	382,413
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	237,636
Total Municipal Bonds (cost $37,614,422)		46,280,904

	Shares
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	342,000
DWS Municipal Income Trust	55,000	728,200
Invesco Advantage Municipal Income Trust II	61,796	689,643
Invesco Trust for Investment Grade Municipals	55,000	710,050
MFS Municipal Income Trust	53,800	356,156
Nuveen Performance Plus Municipal Fund	55,000	810,150
Nuveen Premium Income Municipal Fund II	55,000	756,250
Nuveen Premium Income Municipal Fund IV	55,000	699,600
Nuveen Quality Income Municipal Fund[2]	55,000	756,250
Total Municipal Closed-End Bond Funds (cost $6,147,228)		5,848,299

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government and Agency Obligations - 64.1%
Federal Home Loan Mortgage Corporation - 6.6%
FHLMC,
0.875%, 03/07/18	$600,000	$588,866
1.000%, 03/08/17 to 09/29/17[2]	28,000,000	27,999,852
1.250%, 08/01/19 to 10/02/19[2]	5,600,000	5,421,091
2.533%, 07/01/30 (07/15/14)[1]	1,677	1,745
2.618%, 11/01/34 (07/15/14)[1]	1,016,605	1,090,067
3.750%, 03/27/19	1,200,000	1,315,098
5.159%, 08/01/35 (07/15/14)[1]	40,945	43,394
5.500%, 08/23/17	100,000	114,375
FHLMC Gold Pool,
4.000%, 09/01/40	3,244,736	3,403,071
4.000%, TBA 30yr8	13,000,000	13,605,821
4.500%, 06/01/23	33,580	36,060
4.500%, TBA 30yr8	3,000,000	3,211,875
5.500%, 11/01/26 to 05/01/40	8,373,498	9,236,970
6.000%, 02/01/16 to 11/01/37	5,037,413	5,616,379
6.500%, 01/01/26	14,411	16,241
FHLMC REMICS,
0.302%, 07/15/19 to 08/15/19 (05/15/14)[1]	1,243,281	1,243,792
0.452%, 05/15/36 (05/15/14)[1]	703,203	701,862
0.652%, 09/15/30 (05/15/14)[1]	20,523	20,775
6.500%, 08/15/31	2,442,753	2,752,556
7.000%, 11/15/20	10,620	11,385
7.500%, 08/15/30	142,470	165,333
FHLMC Structured Pass Through Securities, 1.329%, 02/25/45 (06/25/14)[1]	108,218	109,956
Total Federal Home Loan Mortgage Corporation		76,706,564
Federal National Mortgage Association - 26.1%
FNMA,
0.875%, 08/28/17 to 05/21/18[2]	8,700,000	8,607,942
1.250%, 01/30/17[2]	2,400,000	2,430,562
1.329%, 07/01/44 (06/25/14)[1]	124,229	126,844
1.875%, 09/18/18[2]	300,000	303,563
2.302%, 09/01/35 (06/25/14)[1]	731,078	773,564
2.310%, 08/01/22	1,800,000	1,742,083
2.467%, 06/01/35 (06/25/14)[1]	1,507,256	1,618,525
2.870%, 09/01/27	1,100,000	1,032,460
3.000%, TBA 15yr8	18,000,000	18,580,781
3.307%, 05/01/36 (06/25/14)[1]	692,647	725,729
3.330%, 11/01/21	95,887	99,927

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 26.1% (continued)
FNMA,
3.500%, TBA 15yr8	$7,000,000	$7,374,063
3.808%, 05/01/36 (06/25/14)[1]	326,787	342,310
4.000%, 07/01/18 to 10/01/31	22,640,967	24,079,191
4.500%, 06/01/18 to 10/01/43	20,238,076	21,727,657
4.500%, TBA 15yr8	1,000,000	1,061,797
4.500%, TBA 30yr8	13,000,000	13,960,782
5.000%, 02/13/17 to 03/01/42	29,337,029	32,391,951
5.000%, TBA 30yr8	75,000,000	82,171,581
5.120%, 05/01/35 (06/25/14)[1]	65,178	70,030
5.375%, 06/12/17	1,300,000	1,474,238
5.500%, 11/01/17 to 09/01/41	39,656,046	43,906,880
5.500%, TBA 30yr8	7,000,000	7,740,471
6.000%, 05/01/16 to 05/01/41	20,125,325	22,522,137
6.000%, TBA 30yr8	6,000,000	6,704,064
6.500%, 11/01/35	52,400	59,035
FNMA REMICS,
0.212%, 12/25/36 (05/25/14)[1]	219,792	214,455
0.462%, 04/25/37 (05/25/14)[1]	424,695	424,180
0.602%, 09/25/35 (05/25/14)[1]	1,024,015	1,026,649
2.281%, 05/25/35 (06/25/14)[1]	124,645	128,399
5.000%, 04/25/33	838,133	915,862
7.200%, 05/25/23	328,787	370,072
FNMA Whole Loan, 5.931%, 12/25/42[3]	198,181	224,088
Total Federal National Mortgage Association		304,931,872
Government National Mortgage Association - 0.8%
GNMA,
1.625%, 03/20/24 to 11/20/29 (06/20/14)[1]	247,011	256,696
2.000%, 04/20/21 (06/20/14)[1]	4,374	4,560
5.000%, 07/15/34 to 12/15/41	7,310,969	8,048,393
6.500%, 06/20/28	392,750	438,432
6.750%, 10/16/40[3]	843,496	941,687
Total Government National Mortgage Association		9,689,768
U.S. Government Obligations - 30.6%
U.S. Treasury Floating Rate Note, 0.089%, 04/30/16 (07/31/14)[1,9]	35,000,000	35,000,000
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	145,160	200,559
U.S. Treasury Inflation Indexed Notes,
0.125%, 04/15/17 to 07/15/22[10]	5,516,040	5,462,268
0.625%, 07/15/21	7,083,492	7,357,425
1.125%, 01/15/21	11,913,297	12,746,299

The accompanying notes are an integral part of these financial statements.

13

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government Obligations - 30.6% (continued)
U.S. Treasury Inflation Indexed Notes,
1.250%, 07/15/20	$538,280	$584,496
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	15,631,527	18,632,045
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	672,414	758,698
2.000%, 01/15/26	8,871,825	10,259,432
2.375%, 01/15/27	13,621,374	16,436,108
2.500%, 01/15/29	3,718,002	4,597,540
3.875%, 04/15/29	1,713,804	2,460,246
U.S. Treasury Notes,
0.500%, 07/31/17	1,900,000	1,869,421
0.625%, 11/15/16 to 08/31/17[10]	14,900,000	14,808,400
0.750%, 06/30/17 to 02/28/18[9]	488,000	483,647
0.875%, 09/15/16 to 04/30/17[10]	8,400,000	8,414,015
1.000%, 03/31/17 to 05/31/18	3,400,000	3,369,750
1.250%, 11/30/18[10]	8,200,000	8,085,651
1.500%, 01/31/19 to 02/28/19	83,600,000	83,082,867
1.625%, 03/31/19 to 04/30/19	124,000,000	123,781,186
Total U.S. Government Obligations		358,390,053
Total U.S. Government and Agency Obligations (cost $744,564,407)		749,718,257
Short-Term Investments - 24.5%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.000%, 10/31/14[6]	1,100,000	1,093,773
Commercial Paper - 1.6%
Entergy Corp., 0.000%, 08/06/14[6]	1,200,000	1,198,422
Mohawk Industries, Inc., 0.000%, 07/08/14[6]	5,900,000	5,894,844
Thermo Fisher Scientific Inc., 0.000%, 07/09/14[6]	4,704,000	4,699,820
Thermo Fisher Scientific, Inc., 0.000%, 07/07/14[6]	7,696,000	7,689,386
Total Commercial Paper		19,482,472
Repurchase Agreements - 21.5%
Barclays Capital, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $14,400,024 (collateralized by $14,615,934 U.S. Treasury Inflation Protected Securities, 2.380%, 01/15/17)	14,400,000	14,400,000
Barclays Capital, Inc., dated 04/30/14, due 05/02/14, 0.050%, total to be received $4,800,013 (collateralized by $4,897,863 U.S. Treasury Inflation Protected Securities, 0.130%, 04/15/16)	4,800,000	4,800,000
BNP Paribas Securities Corp., dated 04/30/14, due 05/01/14, 0.060%, total to be received $20,000,033 (collateralized by $20,446,198 U.S. Treasury Notes, 0.750%, 10/31/17)	20,000,000	20,000,000
BNP Paribas Securities Corp., dated 04/30/14, due 05/02/14, 0.040%, total to be received $20,000,044 (collateralized by $20,396,357 U.S. Treasury Notes, 0.250%, 07/31/15)	20,000,000	20,000,000
Cantor Fitzgerald Securities, dated 04/30/14, due 05/01/14, 0.070%, total to be received $4,440,204 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $4,528,999)[11]	4,440,195	4,440,195
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $22,200,037 (collateralized by $22,674,647 U.S. Treasury Notes, 0.630%, 09/30/17)	22,200,000	22,200,000

The accompanying notes are an integral part of these financial statements.

14

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 24.5%
Repurchase Agreements - 21.5% (continued)
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $4,440,202 (collateralized by various U.S. Government Agency Obligations, 0.125% - 9.000%, 05/01/14 - 05/01/44, totaling $4,528,999)[11]	$4,440,195	$4,440,195
Citigroup Global Markets, Inc., dated 04/30/14, due 05/02/14, 0.050%, total to be received $11,100,031 (collateralized by $11,307,344 U.S. Treasury Notes, 0.880%, 07/31/19)	11,100,000	11,100,000
HSBC Securities USA, Inc., dated 04/30/14, due 05/01/14, 0.040%, total to be received $4,440,200 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 05/06/14 - 07/15/32, totaling $4,529,048)[11]	4,440,195	4,440,195
J.P. Morgan Securities LLC, dated 04/30/14, due 05/01/14, 0.060%, total to be received $19,000,032 (collateralized by $19,394,913 U.S. Treasury Notes, 1.500%, 08/31/18)	19,000,000	19,000,000
J.P. Morgan Securities LLC, dated 04/30/14, due 05/02/14, 0.050%, total to be received $26,600,074 (collateralized by $27,165,915 U.S. Treasury Notes, 1.500%, 08/31/18)	26,600,000	26,600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/30/14, due 05/02/14, 0.050%, total to be received $38,700,108 (collateralized by $39,502,873 U.S. Treasury Notes, 4.630%, 02/15/40)	38,700,000	38,700,000
Nomura Securities, Inc., dated 04/30/14, due 05/01/14, 0.050%, total to be received $934,757 (collateralized by various U.S. Government Agency Obligations, 0.125% - 6.125%, 07/15/14 - 02/15/44, totaling $953,451)[11]	934,756	934,756
RBC Capital Markets LLC, dated 04/30/14, due 05/01/14, 0.050%, total to be received $4,440,201 (collateralized by various U.S. Government Agency Obligations, 2.330% - 4.500%, 02/01/24 - 01/01/44, totaling $4,528,999)[11]	4,440,195	4,440,195
RBS Securities, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $43,300,072 (collateralized by $44,184,161 U.S. Treasury Notes, 1.500%, 08/31/18)	43,300,000	43,300,000
RBS Securities, Inc., dated 04/30/14, due 05/02/14, 0.050%, total to be received $8,300,023 (collateralized by $8,470,073 U.S. Treasury Notes, 0.250%, 02/15/15)	8,300,000	8,300,000
TD Securities (USA) LLC, dated 04/30/14, due 05/02/14, 0.050%, total to be received $3,900,011 (collateralized by $3,985,250 U.S. Treasury Notes, 2.000%, 09/30/20)	3,900,000	3,900,000
Total Repurchase Agreements		250,995,536

	Shares
Other Investment Companies - 1.3%[12]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.060%	14,973,747	14,973,747
Total Short-Term Investments (cost $286,538,331)		286,545,528
Total Investments - 126.1% (cost $1,451,378,173)		1,474,529,195
Other Assets, less Liabilities - (26.1)%		(305,340,316)
Net Assets - 100.0%		$1,169,188,879

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,451,629,589 for Federal income tax purposes at April 30, 2014, the aggregate gross unrealized appreciation and depreciation were $27,451,477 and $4,551,871, respectively, resulting in net unrealized appreciation of investments of $22,899,606.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2014, the value of these securities amounted to $41,227,234, or 3.5% of net assets.
[1]	Floating Rate Security. The rate listed is as of April 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Some or all of these securities, amounting to a market value of $18,311,858, or 1.6% of net assets, were out on loan to various brokers.
[3]	Variable Rate Security. The rate listed is as of April 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Perpetuity Bond. The date shown is the final call date.
[5]	Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at April 30, 2014, amounted to $11,078,705, or 0.9% of net assets.
[6]	Represents yield to maturity at April 30, 2014.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,184,548, or 0.4% of net assets.
[8]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[9]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $165,319, or 0.01% of net assets.
[10]	Some or all of this security is held with brokers as collateral for swap contracts, amounting to a market value of $4,125,335, or 0.4% of net assets.
[11]	Collateral received from brokers for securities lending was invested in these short-term investments.
[12]	Yield shown represents the April 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
REMICS:	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of April 30, 2014:

(See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	$47,461,789	—	$47,461,789
Corporate Bonds and Notes†	—	198,004,036	—	198,004,036
Foreign Government and Agency Obligations	—	103,567,169	—	103,567,169
Mortgage-Backed Securities	—	37,103,213	—	37,103,213
Municipal Bonds	—	46,280,904	—	46,280,904
Municipal Closed-End Bond Funds	$5,848,299	—	—	5,848,299
U.S. Government and Agency Obligations†	—	749,718,257	—	749,718,257
Short-Term Investments
Certificates of Deposit	—	1,093,773	—	1,093,773
Commercial Paper	—	19,482,472	—	19,482,472
Repurchase Agreements	—	250,995,536	—	250,995,536
Other Investment Companies	14,973,747	—	—	14,973,747

Total Investments in Securities	$20,822,046	$1,453,707,149	—	$1,474,529,195

Financial Derivative Instruments-Assets††
Credit Contracts	—	$1,393,292	—	$1,393,292
Foreign Exchange Contracts	—	615,104	—	615,104
Interest Rate Contracts	$123,344	4,805,307	—	4,928,651

	123,344	6,813,703	—	6,937,047

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(1,366)	—	(1,366)
Foreign Exchange Contracts	—	(1,400,353)	—	(1,400,353)
Interest Rate Contracts	(817,928)	(1,362,932)	—	(2,180,860)

	(817,928)	(2,764,651)	—	(3,582,579)

Total Financial Derivative Instruments	$(694,584)	$4,049,052	—	$3,354,468

†	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.

As of April 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedule of Portfolio Investments (continued)

The following schedule is the fair value of derivative instruments at April 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	—	Options written	$169
Credit contracts	Receivable for Variation margin[1]	$62,872	Payable for Variation margin[1]	—
Credit contracts	Unrealized appreciation on swaps	1,072,955	Unrealized depreciation on swaps	1,366
Interest rate contracts	Unrealized appreciation on swaps	252,723	Unrealized depreciation on swaps	34,286
Interest rate contracts	—	—	Options written	741,915
Interest rate contracts	Receivable for Variation margin[1]	1,204,594	Payable for Variation margin[1]	303,648
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	615,104	Unrealized depreciation on foreign currency contracts	1,400,353

Totals		$3,208,248		$2,481,737

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) of $(694,584) and centrally cleared swaps cumulative appreciation/(depreciation) of $2,691,611 as reported in the Notes to Schedule of Portfolio Investments.

For the six months ended April 30, 2014, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income were as follows:

	Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/(Loss)
Credit contracts	Net realized gain on written option contracts	$6,672	Net change in unrealized appreciation (depreciation) of written option contracts	$(1,539)
Credit contracts	Net realized gain on swap contracts	883,992	Net change in unrealized appreciation (depreciation) of swap contracts	236,229
Interest rate contracts	Net realized gain on futures contracts	4,587,983	Net change in unrealized appreciation (depreciation) of futures contracts	(5,637,564)
Interest rate contracts	Net realized gain on written option contracts	1,343,553	Net change in unrealized appreciation (depreciation) of written option contracts	166,422
Interest rate contracts	Net realized loss on swap contracts	(1,166,448)	Net change in unrealized appreciation (depreciation) of swap contracts	(1,167,703)
Foreign exchange contracts	Net realized loss on foreign currency transactions	(1,143,183)	Net change in unrealized appreciation (depreciation) of foreign currency translations	(43,989)

Totals		$4,512,569		$(6,448,144)

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2014, the Fund had futures contracts as follows:

(See Note 9 in the Notes to the Financial Statements.)

Future Contracts
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Euribor	140	Long	03/16/15 to 12/14/15	$59,271
90-Day Eurodollar	4,727	Long	03/16/15 to 03/13/17	(303,102)
U.S. Treasury 2-Year Note	160	Long	07/03/14	17,749
U.S. Treasury 5-Year Note	1,240	Long	07/03/14	(514,826)
U.S. Treasury 10-Year Bond	105	Long	06/30/14	46,324

Total				$(694,584)

At April 30, 2014, the Fund had swap contracts as follows:

(See Note 10 in the Notes to the Financial Statements.)

Centrally Cleared Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	10/15/17	USD	48,200,000	$(53,246)	$(487,447)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	(480,319)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	BOA	03/18/16	USD	24,100,000	(729)	194,983
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	CS	03/18/16	USD	9,900,000	68,108	11,688
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	GS	03/18/16	USD	59,900,000	487,357	(4,551)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	MS	03/18/16	USD	42,900,000	327,618	18,165
Receive	3 Month USD LIBOR Rate	2.75%	BRC	06/19/43	USD	7,800,000	585,000	466,031
Receive	3 Month USD LIBOR Rate	2.75%	GS	06/19/43	USD	20,600,000	1,551,180	1,224,620
Receive	3 Month USD LIBOR Rate	2.75%	JPM	06/19/43	USD	8,200,000	564,561	540,369
Receive	3 Month USD LIBOR Rate	2.75%	MS	06/19/43	USD	12,600,000	931,392	766,427
Receive	3 Month USD LIBOR Rate	3.00%	GS	09/21/17	USD	64,600,000	662,533	(188,164)
Receive	3 Month USD LIBOR Rate	3.00%	MS	09/21/17	USD	83,500,000	138,443	474,706
Receive	3 Month USD LIBOR Rate	3.50%	GS	12/18/43	USD	3,400,000	127,770	(163,696)

Totals							$5,329,612	$2,372,812

The accompanying notes are an integral part of these financial statements.

19

Notes to Schedule of Portfolio Investments (continued)

Interest Rate Swaps
Pay/Receive							Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
Pay	1-Year BRL-CDI	9.10%	GS	01/02/17	BRL	900,000	—	$(23,560)
Pay	1-Year BRL-CDI	10.63%	DUB	01/02/17	BRL	1,000,000	$205	(10,435)
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	(13,867)	68,909
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(4,240)	22,526
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(129)	(286)
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	13,360	108,912
Pay	28-Day MXN TIIE	5.70%	DUB	01/18/19	MXN	22,000,000	(8,708)	34,037
Pay	28-Day MXN TIIE	5.70%	GS	01/18/19	MXN	5,000,000	(1,381)	7,107
Pay	28-Day MXN TIIE	5.70%	JPM	01/18/19	MXN	5,000,000	(1,621)	7,360
Pay	28-Day MXN TIIE	6.00%	JPM	06/05/23	MXN	11,000,000	(24,794)	(5)
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	691	3,872

Totals							$(40,484)	$218,437

Centrally Cleared Credit Default Swaps-Sell Protection †
							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	Gain/(Loss)
ITraxx Europe 5-Year Index	1.00%	BNP	06/20/19	A-	EUR	5,500,000	$71,083	$41,374
ITraxx Europe 5-Year Index	1.00%	CS	06/20/19	A-	EUR	700,000	10,261	4,052
ITraxx Europe 5-Year Index	1.00%	DUB	06/20/19	A-	EUR	18,850,000	244,750	140,671
ITraxx Europe 5-Year Index	1.00%	GS	06/20/19	A-	EUR	3,650,000	53,733	20,898
ITraxx Europe 5-Year Index	1.00%	JPM	06/20/19	A-	EUR	9,900,000	134,144	68,278
Markit CDX.NA.HY.22 5-Year Index	5.00%	CS	06/20/19	B	USD	5,700,000	400,781	3
Markit CDX.NA.IG.22 5-Year Index	1.00%	BOA	06/20/19	BAA+	USD	3,900,000	56,845	11,678
Markit CDX.NA.IG.22 5-Year Index	1.00%	JPM	06/20/19	BAA+	USD	12,100,000	180,752	31,845

Total							$1,152,349	$318,799

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedule of Portfolio Investments (continued)

Credit Default Swaps-Sell Protection †
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
Berkshire Hathaway Inc.	1.00%	DUB	09/20/16	AA	USD	400,000	$4,922	$1,274
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BAA	USD	4,300,000	(5,590)	43,373
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BAA	USD	1,400,000	(1,980)	14,319
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BAA	USD	1,400,000	(4,323)	17,554
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BAA	USD	1,000,000	(2,617)	11,899
Brazil Federative Republic Bond	1.95%	MS	08/20/16	BAA	USD	3,500,000	—	103,011
China Government	1.00%	MS	06/20/16	AA-	USD	1,800,000	(25,043)	57,718
China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	7,063	8,409
Colombia Government	1.00%	GS	03/20/19	BAA	USD	2,500,000	(21,987)	33,989
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	AA-	USD	300,000	(7,922)	11,336
General Electric Capital Corp.	1.00%	BRC	09/20/16	AA+	USD	900,000	7,851	5,212
General Electric Capital Corp.	1.00%	DUB	09/20/15	AA+	USD	1,000,000	8,475	(1,193)
General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(5,814)	11,398
General Electric Capital Corp.	1.00%	MS	06/20/16	AA+	USD	700,000	(1,113)	11,966
Italian Government	1.00%	BRC	06/20/17	BAA	USD	1,000,000	3,682	2,194
Italian Government	1.00%	BRC	06/20/19	BAA	USD	400,000	(2,686)	21
Italian Government	1.00%	BRC	06/20/19	BAA	USD	400,000	(2,495)	(173)
Italian Government	1.00%	DUB	06/20/19	BAA	USD	300,000	(2,164)	157
Italian Government	1.00%	HSBC	06/20/19	BAA	USD	300,000	(2,164)	157
JPMorgan Chase & Co.	1.00%	DUB	09/20/16	A	USD	900,000	9,138	4,058
Mexico Government	1.00%	BRC	03/20/15	A-	USD	600,000	(2,332)	8,004
Mexico Government	1.00%	CITI	06/20/16	A-	USD	9,800,000	(1,092)	141,485
Mexico Government	1.00%	DUB	03/20/15	A-	USD	1,100,000	(4,362)	14,780
Mexico Government	1.00%	DUB	03/20/16	A-	USD	2,300,000	(6,278)	37,817
Mexico Government	1.00%	GS	06/20/16	A-	USD	8,400,000	(128,329)	278,190
Mexico Government	1.00%	HSBC	09/20/16	A-	USD	100,000	430	977
Mexico Government	1.00%	HSBC	12/20/16	A-	USD	100,000	831	572
Mexico Government	1.00%	JPM	09/20/16	A-	USD	200,000	885	1,912
Mexico Government	1.00%	MS	09/20/16	A-	USD	600,000	(1,293)	10,511

The accompanying notes are an integral part of these financial statements.

21

Notes to Schedule of Portfolio Investments (continued)

							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	Gain/(Loss)
Mexico Government	1.00%	MS	03/20/19	A-	USD	10,000,000	$51,430	$50,888
Mexico Government	1.00%	UBS	09/20/15	A-	USD	1,000,000	(3,913)	15,707
Republic of Indonesia	1.00%	MS	09/20/16	BAA-	USD	2,700,000	(99,017)	133,136
Republic of Indonesia	1.00%	UBS	09/20/16	BAA-	USD	300,000	(2,203)	4,170
U.S. Treasury Notes	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	(17,946)	36,761

Total							$(257,956)	$1,071,589

†  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

At April 30, 2014, the Fund had written put and call options, swaptions and inflation floors as follows:

(See Note 10 in the Notes to the Financial Statements.)

Credit Default Swaptions
Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain
Receive	5-Year Credit Default Swap (Put)	JPM	CDX.NA.IG Series 21	0.90%	06/18/14	$1,200,000	$1,473	$1,327
Receive	5-Year Credit Default Swap (Put)	CITI	CDX.NA.IG Series21	0.90%	06/18/14	200,000	235	211

Totals							$1,708	$1,538

Interest Rate Swaptions
Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Receive	5-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	1.40%	05/06/14	$7,000,000	$18,025	$18,024
Receive	5-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.55%	07/28/14	10,000,000	25,750	17,230
Receive	5-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.56%	09/02/14	12,700,000	22,860	7,221
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.40%	05/06/14	9,200,000	22,540	22,539
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.49%	04/28/14	12,600,000	22,680	22,680
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.50%	05/19/14	7,300,000	9,490	9,012
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.55%	07/28/14	13,900,000	33,360	21,517
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.60%	04/28/14	2,600,000	3,900	3,900
Receive	5-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	1.55%	07/28/14	5,300,000	16,032	11,517
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.90%	05/06/14	7,000,000	59,535	56,793
Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.86%	09/02/14	12,700,000	186,690	43,273

The accompanying notes are an integral part of these financial statements.

22

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.80%	05/19/14	$7,300,000	$46,173	$22,963
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.00%	04/28/14	2,600,000	19,630	19,630
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.40%	07/28/14	15,000,000	94,208	78,212
Receive	10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	2.64%	06/11/14	9,500,000	33,250	11,427
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	2.75%	06/16/14	7,300,000	43,800	2,184
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	2.63%	09/02/14	7,000,000	35,000	2,327
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	2.68%	09/02/14	21,000,000	119,700	(4,469)
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.04%	06/11/14	9,500,000	61,750	46,235
Receive	10-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	3.05%	06/16/14	7,300,000	90,885	77,584
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.03%	09/02/14	28,000,000	487,725	240,824

Totals							$1,452,983	$730,623

Inflation Floor Options
Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain
Inflation Floor - OTC CPURNSA Index	DUB	216	03/10/20	$(11,400,000)	$85,500	$79,351

Options on Exchange-Traded Futures
		Expiration	Number of		Unrealized
Description	Exercise Price	Date	Contracts	Premium	Gain
U.S. Treasury 10-Year Note Futures (Call)	$125	05/23/14	33	$25,217	$13,873
U.S. Treasury 10-Year Note Futures (Put)	$122	05/23/14	33	29,342	27,279

Totals				$54,559	$41,152

Transactions in written put and call options and swaptions for the six months ended April 30, 2014, were as follows:

(See Note 10 in the Notes to the Financial Statements.)

	Number of		Amount of
	Contracts	Notional Amount	Premiums
Options and swaptions outstanding at October 31, 2013	137	$295,500,000	$1,236,109
Options and swaptions written	66	261,400,000	1,708,986
Options and swaptions exercised/expired/closed	(137)	(329,300,000)	(1,350,345)

Options and swaptions outstanding at April 30, 2014	66	$227,600,000	$1,594,750

The accompanying notes are an integral part of these financial statements.

23

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2014, the following Fund had forward foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to the Financial Statements.)

Foreign Currency
						Unrealized
				Receivable		Gain/
	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Brazilian Real	Long	05/05/14	CS	$1,213,557	$1,203,529	$10,028
Brazilian Real	Long	05/05/14	GS	666,312	665,535	777
Brazilian Real	Long	05/05/14	MS	1,213,557	1,212,141	1,416
Brazilian Real	Long	05/05/14	UBS	1,671,607	1,678,666	(7,059)
British Pound	Long	06/12/14	BRC	2,746,101	2,699,340	46,761
British Pound	Long	06/12/14	CITI	1,508,921	1,481,320	27,601
Canadian Dollar	Long	06/19/14	JPM	1,810,660	1,800,763	9,897
Euro	Long	05/02/14	CITI	1,061,316	1,048,563	12,753
Euro	Long	05/02/14	UBS	85,659,981	85,299,336	360,645
Mexican Peso	Long	05/14/14	DUB	1,736,652	1,700,000	36,652
Mexican Peso	Long	08/25/14	GS	4,355,774	4,367,820	(12,046)
Mexican Peso	Long	05/14/14	HSBC	2,655,977	2,600,000	55,977
Brazilian Real	Short	05/05/14	CS	1,212,141	1,213,557	(1,416)
Brazilian Real	Short	04/02/15	CS	1,217,680	1,224,363	(6,683)
Brazilian Real	Short	05/05/14	GS	672,200	666,312	5,888
Brazilian Real	Short	04/02/15	HSBC	1,218,126	1,224,363	(6,237)
Brazilian Real	Short	05/05/14	MS	1,204,385	1,213,557	(9,172)
Brazilian Real	Short	05/05/14	UBS	1,604,838	1,671,606	(66,768)
Brazilian Real	Short	06/03/14	UBS	1,664,891	1,656,216	8,675
British Pound	Short	06/12/14	DUB	7,013,797	7,115,896	(102,099)
British Pound	Short	06/12/14	GS	4,021,236	4,050,795	(29,559)
Canadian Dollar	Short	06/19/14	CITI	12,495,158	12,639,080	(143,922)
Euro	Short	05/02/14	CITI	1,784,526	1,795,219	(10,693)
Euro	Short	06/02/14	CS	507,200	554,896	(47,696)
Euro	Short	05/02/14	RBS	84,331,559	84,926,078	(594,519)

The accompanying notes are an integral part of these financial statements.

24

Notes to Schedule of Portfolio Investments (continued)

						Unrealized
				Receivable		Gain/
	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Euro	Short	06/03/14	UBS	$85,291,001	$85,653,485	$(362,484)
Japanese Yen	Short	05/13/14	CITI	11,316,388	11,288,641	27,747
Mexican Peso	Short	05/14/14	GS	4,402,916	4,392,629	10,287

Totals				$326,258,457	$327,043,706	$(785,249)

COUNTERPARTY ABBREVIATIONS:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

BRL:	Brazilian Real
EUR:	Euro
MXN:	Mexican Peso

INVESTMENT ABBREVIATIONS AND DEFINITIONS:

CDI:	Brazil Interbank Deposit Rate
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $18,311,858)	$1,223,533,659
Repurchase agreements at value**	250,995,536
Cash	165,047
Cash collateral on financial derivative instruments	2,348,000
Receivable for delayed delivery investments sold	66,961,758
Dividends, interest and other receivables	5,570,936
Receivable for investments sold	2,264,890
Foreign currency***	2,021,916
Receivable for Fund shares sold	1,734,652
Unrealized appreciation on swaps	1,325,678
Variation margin receivable on financial derivative instruments	1,267,466
Unrealized appreciation on foreign currency contracts	615,104
Swap premiums paid	108,963
Receivable from affiliate	93,655
Prepaid expenses	45,410
Total assets	1,559,052,670
Liabilities:
Payable for delayed delivery investments purchased	220,560,078
Payable for investments purchased	144,442,931
Payable upon return of securities loaned	18,695,536
Payable for Fund shares repurchased	2,286,987
Unrealized depreciation on foreign currency contracts	1,400,353
Options written (premiums received $1,594,749)	742,084
Swap premiums received	407,403
Variation margin payable on financial derivative instruments	303,648
Unrealized depreciation on swaps	35,652
Accrued expenses:
Investment advisory and management fees	383,771
Administrative fees	191,886
Trustee fees and expenses	4,096
Shareholder servicing fees	3,450
Other	405,916
Total liabilities	389,863,791

Net Assets	$1,169,188,879

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

Net Assets Represent:
Paid-in capital	$1,138,382,282
Undistributed net investment income	1,984,190
Accumulated net realized gain from investments, options, futures contracts, swaps and foreign currency transactions	2,296,221
Net unrealized appreciation of investments, options, futures contracts, swaps and foreign currency translations	26,526,186
Net Assets	$1,169,188,879
Shares outstanding	109,335,789
Net asset value, offering and redemption price per share	$10.69

* Investments at cost	$1,200,382,637
** Repurchase agreements at cost	$250,995,536
*** Foreign currency at cost	$2,014,526

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the six months ended April 30, 2014 (unaudited)

Investment Income:
Interest income	$14,552,962
Dividend income	261,060
Securities lending income	21,590
Foreign withholding tax	(19,274)
Total investment income	14,816,338
Expenses:
Investment advisory and management fees	2,404,454
Administrative fees	1,202,227
Custodian	146,575
Transfer agent	96,359
Reports to shareholders	73,363
Professional fees	66,093
Trustees fees and expenses	23,974
Shareholder servicing fees	21,547
Registration fees	16,659
Miscellaneous	12,936
Total expenses before offsets	4,064,187
Expense reimbursements	(577,124)
Net expenses	3,487,063

Net investment income	11,329,275
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,182,109
Net realized gain on futures contracts	4,587,983
Net realized loss on foreign currency transactions	(1,276,401)
Net realized gain on written options	1,350,225
Net realized loss on swap transactions	(282,456)
Net change in unrealized appreciation (depreciation) of investments	5,391,558
Net change in unrealized appreciation (depreciation) of futures contracts	(5,637,564)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(15,596)
Net change in unrealized appreciation (depreciation) on written options	164,883
Net change in unrealized appreciation (depreciation) on swap transactions	(931,474)
Net realized and unrealized gain	6,533,267

Net increase in net assets resulting from operations	$17,862,542

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	April 30,	October 31,
	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$11,329,275	$20,245,641
Net realized gain on investments, options, futures contracts, swaps and foreign currency transactions	7,561,460	3,806,382
Net change in unrealized appreciation (depreciation) of investments, options, futures contracts, swaps and foreign currency translations	(1,028,193)	(38,647,898)
Net increase (decrease) in net assets resulting from operations	17,862,542	(14,595,875)
Distributions to Shareholders:
From net investment income	(10,054,724)	(34,138,855)
From net realized gain on investments	—	(20,101,151)
From return of capital	—	(2,501,308)
Total distributions to shareholders	(10,054,724)	(56,741,314)
Capital Share Transactions:
Proceeds from sale of shares	130,665,311	358,066,861
Reinvestment of dividends	8,421,014	48,296,615
Cost of shares repurchased	(221,215,700)	(538,187,094)
Net decrease from capital share transactions	(82,129,375)	(131,823,618)

Total decrease in net assets	(74,321,557)	(203,160,807)
Net Assets:
Beginning of period	1,243,510,436	1,446,671,243
End of period	$1,169,188,879	$1,243,510,436
End of period undistributed net investment income	$1,984,190	$709,639

Share Transactions:
Sale of shares	12,339,762	33,118,087
Shares issued in connection with reinvestment of dividends and distributions	793,140	4,454,829
Shares repurchased	(20,823,583)	(50,389,826)
Net decrease in shares	(7,690,681)	(12,816,910)

The accompanying notes are an integral part of these financial statements.

29

AMG Managers Total Return Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2014 (unaudited)
		For the fiscal year ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.63	$11.14	$10.53	$11.24	$10.61	$9.85
Net investment income	0.10 [3]	0.16 [3]	0.24 [3]	0.38	0.35	0.49
Net realized and unrealized gain (loss) on investments	0.05 [3]	(0.24)[3]	0.72 [3]	(0.25)	0.73	1.44
Total from investment operations	0.15	(0.08)	0.96	0.13	1.08	1.93
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.26)	(0.35)	(0.35)	(0.32)	(0.49)
Net realized gain on investments	—	(0.15)	—	(0.49)	(0.13)	(0.68)
Return of capital	—	(0.02)	—	—	—	—
Total distributions to shareholders	(0.09)	(0.43)	(0.35)	(0.84)	(0.45)	(1.17)
Net Asset Value, End of Period	$10.69	$10.63	$11.14	$10.53	$11.24	$10.61
Total Return[1]	1.43%[6]	(0.72)%	9.31%	1.45%	10.52%	20.62%
Ratio of net expenses to average net assets (with offsets and reductions)	0.58%[7]	0.61%[4]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets (with offsets)	0.58%[7]	0.61%[4]	0.58%	0.58%	0.58%	0.58%
Ratio of total expenses to average net assets (without offsets and reductions)[2]	0.68%[7]	0.70%[4]	0.70%	0.71%	0.74%	0.78%
Ratio of net investment income to average net assets[1]	1.89%[7]	1.45%[4]	2.22%	2.54%	2.38%	3.78%
Portfolio turnover	226%	255%	375%	495%[5]	359%[5]	531%[5]
Net assets at end of period (000’s omitted)	$1,169,189	$1,243,510	$1,446,671	$1,239,141	$1,425,341	$1,114,164

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expense, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.
[5]	Turnover ratio includes TBA dollar roll transactions. Had the TBA transactions been excluded the turnover ratios for the fiscal years ended 2011, 2010 and 2009 would have been 411%, 286% and 365%, respectively.
[6]	Not annualized.
[7]	Annualized.

30

Notes to Financial Statements

April 30, 2014 (unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (formerly Managers Trust I) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Total Return Bond Fund (formerly Managers PIMCO Bond Fund) (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value

31

Notes to Financial Statements (continued)

measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2014, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2014, overdraft fees for the Fund equaled $454.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared daily and paid monthly. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid on an annual basis and when required for Federal excise tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2013, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for Federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

32

Notes to Financial Statements (continued)

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS

As of April 30, 2014, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2014, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At April 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: three collectively own 53%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2014, the market value of repurchase agreements outstanding was $250,995,536.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

k. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2014, the Fund paid an investment management fee at the annual rate of 0.40% of the average daily net assets of the Fund.

33

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.58% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended April 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 10/31/13	$4,459,436
Additional Reimbursements	577,124
Repayments	—
Expired Reimbursements	(776,066)

Reimbursement Available - 4/30/14	$4,260,494

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2014, the Fund neither borrowed or lent to other AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2014, were $220,302,996 and $93,954,152, respectively. Purchases and sales of U.S. Government obligations for the six months ended April 30, 2014, were $2,530,407,457 and $2,649,623,999, respectively.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the

34

Notes to Financial Statements (continued)

value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments. For the six months ended April 30, 2014, the average quarterly balances of derivative financial instruments outstanding were as follows:

Financial futures contracts:
Average number of contracts purchased	5,862
Average notional value of contracts purchased	$1,132,980,494
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$208,438,893
Options:
Average notional value of option contracts written	$39,744
Average notional value of swaption written	$252,133,333
Credit default swaps:
Average notional value - sell protection	$93,166,667
Interest rate swaps:
Average notional value - pays fixed rate	$1,713,933,333
Average notional value - receives fixed rate	$411,233,333

8. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended April 30, 2014, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. FUTURES CONTRACTS

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

35

Notes to Financial Statements (continued)

10. INTEREST RATE CAPS AND FLOORS, SWAP CONTRACTS AND OPTIONS

For the six months ended April 30, 2014, the Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. The Fund, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOS”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayment or refinancing of the underlying mortgage instruments As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

12. DOLLAR ROLL AGREEMENTS

The Fund may enter into dollar rolls in which it sells debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its cost.

36

Notes to Financial Statements (continued)

13. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

14. MASTER NETTING AGREEMENT

The Fund may enter into master netting agreements with its counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following tables are a summary of the Fund’s open securities lending, repurchase agreements and derivative instruments that are subject to a master netting agreement as of April 30, 2014:

		Gross Amounts	Net Amounts of	Gross Amount Not Offset in the Statement of Assets and Liabilities
		Offset	Assets Presented
	Gross Amounts of	in the Statement	in the Statement
	Recognized	of Assets and	of Assets and	Financial	Cash Collateral
	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Securities lending	$18,311,858	—	$18,311,858	—	$18,311,858	—
Repurchase agreements	250,995,536	—	250,995,536	$250,995,536	—	—
Foreign currency contracts	615,104	—	615,104	518,603	—	$96,501
Swaps contracts	1,434,641	—	1,434,641	828,548	494,323	111,770

Total	$271,357,139	—	$271,357,139	$252,342,687	$18,806,181	$208,271

37

Notes to Financial Statements (continued)

		Gross Amounts	Net Amounts of	Gross Amount Not Offset In the Statement of Assets and Liabilities
		Offset	Assets Presented
	Gross Amounts of	in the Statement	in the Statement
	Recognized	of Assets and	of Assets and	Financial	Cash Collateral
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Foreign currency contracts	$1,400,353	—	$1,400,353	$750,406	—	$649,947
Swap contracts	443,055	—	443,055	443,055	—	—
Option contracts	728,679	—	728,679	153,690	—	574,989

Total	$2,572,087	—	$2,572,087	$1,347,151	—	$1,224,936

15. SUBSEQUENT EVENTS

Beginning on May 28, 2014, the AMG Managers Total Return Bond Fund will declare and pay out Fund distributions resulting from net investment income, if any, on a monthly basis. Prior to May 28, 2014, the Fund normally declared Fund distributions resulting from net investment income, if any, on a daily basis payable monthly.

The Fund has determined that no other material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

38

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Pacific Investment Management Co. LLC

840 Newport Center Drive

Newport Beach, CA 92660

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com
SAR020-0414

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2014

AMG Frontier Small Cap Growth Fund

Investor Class: MSSVX    |    Service Class: MSSCX    |    Institutional Class: MSSYX

AMG TimesSquare All Cap Growth Fund

(formerly Managers AMG TSCM Growth Equity Fund)

Investor Class: MTGVX    |    Service Class: MTGSX    |    Institutional Class: MTGIX

AMG Managers Emerging Opportunities Fund

(formerly Managers Micro-Cap Fund)

Service Class: MMCFX    |    Institutional Class: MIMFX

AMG Managers Real Estate Securities Fund: MRESX

www.amgfunds.com |	SAR021-0414

AMG Funds

Semi-Annual Report—April 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG Frontier Small Cap Growth Fund	5
AMG TimesSquare All Cap Growth Fund	8
AMG Managers Emerging Opportunities Fund	10
AMG Managers Real Estate Securities Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	22
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	31

NOTES TO FINANCIAL STATEMENTS	32
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2014	Expense Ratio for the Period	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.55%	$1,000	$1,038	$7.82
Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.75
Service Class
Based on Actual Fund Return	1.30%	$1,000	$1,039	$6.57
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.51
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,040	$5.31
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
AMG TimesSquare All Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.19%	$1,000	$1,033	$5.98
Hypothetical (5% return before expenses)	1.19%	$1,000	$1,019	$5.94
Service Class
Based on Actual Fund Return	0.89%	$1,000	$1,035	$4.49
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
Institutional Class
Based on Actual Fund Return	0.79%	$1,000	$1,036	$3.98
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
AMG Managers Emerging Opportunities Fund
Service Class
Based on Actual Fund Return	1.43%	$1,000	$1,022	$7.17
Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.15
Institutional Class
Based on Actual Fund Return	1.18%	$1,000	$1,023	$5.92
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.91
AMG Managers Real Estate Securities Fund
Based on Actual Fund Return	1.22%	$1,000	$1,083	$6.30
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance

Periods ended April 30, 2014 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund[2,3,4]
Investor Class	3.78%	24.89%	—	—	15.45%	01/01/10
Service Class	3.90%	25.22%	19.20%	9.35%	7.74%	09/24/97
Institutional Class	4.04%	25.51%	—	—	15.98%	01/01/10
Russell 2000® Growth Index[11]	1.27%	21.46%	20.50%	8.85%	5.14%	09/24/97	†
AMG TimesSquare All Cap Growth Fund[2,3,5,6,7]
Investor Class	3.30%	18.51%	—	—	15.52%	07/30/10
Service Class	3.51%	19.03%	—	—	16.00%	07/30/10
Institutional Class	3.56%	19.12%	—	—	16.01%	07/30/10
Russell 3000® Growth Index[12]	6.49%	20.72%	19.54%	8.06%	18.42%	07/30/10	†
AMG Managers Emerging Opportunities Fund[2,8]
Service Class	2.24%	30.78%	21.76%	8.49%	13.73%	06/30/94
Institutional Class	2.34%	31.09%	—	—	30.46%	10/01/11
Russell Microcap® Index[13]	5.10%	25.50%	20.71%	6.58%	7.50%	06/30/00
Russell 2000® Index[14]	3.08%	20.50%	19.84%	8.67%	9.56%	06/30/94	†
AMG Managers Real Estate Securities Fund[2,9,10]	8.33%	2.53%	23.14%	11.32%	9.05%	12/31/97
Dow Jones U.S. Select REIT Index[15]	8.73%	1.22%	22.70%	10.17%	9.23%	12/31/97	†
S&P 500 Index[16]	8.36%	20.44%	19.14%	7.67%	6.07%	12/31/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Fund is subject to the risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[7]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[8]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.
[9]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[10]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[11]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

3

Fund Performance (continued)

[12]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.
[14]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[15]	The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.
[16]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index and Russell Microcap® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Frontier Small Cap Growth Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	31.2%	24.1%
Industrials	26.4%	15.9%
Health Care	14.3%	21.0%
Consumer Discretionary	8.7%	15.9%
Financials	8.4%	7.5%
Energy	4.5%	4.2%
Materials	3.3%	5.2%
Telecommunication Services	1.8%	0.9%
Consumer Staples	0.0%	5.2%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MasTec, Inc.*	4.7%
Alkermes PLC*	3.5
Raymond James Financial, Inc.*	2.9
Watsco, Inc.*	2.8
WABCO Holdings, Inc.*	2.7
MEDNAX, Inc.*	2.5
Belden, Inc.*	2.4
ON Semiconductor Corp.	2.0
Cogent Communications Group, Inc.*	1.8
Tessera Technologies, Inc.	1.8

Top Ten as a Group	27.1%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 8.7%
American Eagle Outfitters, Inc.	15,395	$177,966
Chico’s FAS, Inc.	14,605	231,927
Crocs, Inc.*	14,016	212,062
Fiesta Restaurant Group, Inc.*	6,005	219,843
Fox Factory Holding Corp.*	11,359	192,989
Harman International Industries, Inc.	3,457	378,922
Imax Corp.*	8,501	217,966
LifeLock, Inc.*	10,780	169,246
LKQ Corp.*	19,832	577,508
Select Comfort Corp.*	16,094	296,130
Tilly’s, Inc., Class A*	18,252	206,248
Vera Bradley, Inc.*	4,446	125,822
Vitamin Shoppe, Inc.*	7,313	350,146
Total Consumer Discretionary		3,356,775
Energy - 4.5%
Carrizo Oil & Gas, Inc.*	9,648	530,833
Emerald Oil, Inc.*	5,991	42,356
InterOil Corp.*	1,778	112,387
KiOR, Inc., Class A*	61,218	37,349
Matrix Service Co.*	12,148	376,224
SandRidge Energy, Inc.*,1	93,432	640,943
Total Energy		1,740,092
Financials - 8.4%
Allied World Assurance Co. Holdings AG	5,235	563,757
Endurance Specialty Holdings, Ltd.	6,124	311,222
Jones Lang LaSalle, Inc.	3,067	355,435
Raymond James Financial, Inc.	22,417	1,114,125
RE/MAX Holdings, Inc., Class A	157	4,430
Signature Bank*	5,435	645,787
Waddell & Reed Financial, Inc., Class A	3,856	260,087
Total Financials		3,254,843
Health Care - 14.3%
Alkermes PLC*	28,945	1,338,996
Centene Corp.*	689	45,750
Covance, Inc.*	1,267	111,851
DexCom, Inc.*	15,676	508,529
Foundation Medicine, Inc.*	1,729	50,418
Incyte Corp., Ltd.*	1,300	63,128
Insulet Corp.*	10,442	392,932

	Shares	Value
InterMune, Inc.*	13,937	$447,099
Intrexon Corp.*,1	22,760	429,709
The Medicines Co.*	3,840	102,144
MEDNAX, Inc.*	16,010	948,592
PerkinElmer, Inc.	4,156	174,427
Sangamo BioSciences, Inc.*	17,770	245,937
Seattle Genetics, Inc.*	100	3,848
Unilife Corp.*	70,749	229,934
United Therapeutics Corp.*	4,608	460,846
Total Health Care		5,554,140
Industrials - 26.4%
A. O. Smith Corp.	12,537	586,230
The Advisory Board Co.*	6,823	390,685
Carlisle Cos., Inc.	6,024	495,474
Chart Industries, Inc.*,1	2,178	148,583
The ExOne Co.*	5,235	180,817
Hub Group, Inc., Class A*	11,458	511,600
Insperity, Inc.	11,948	383,053
KAR Auction Services, Inc.	16,633	495,331
MasTec, Inc.*	46,442	1,838,174
Meritor, Inc.*	31,898	378,629
MRC Global, Inc.*	5,988	174,790
MSA Safety, Inc.	5,335	281,421
Pall Corp.	200	16,830
Primoris Services Corp.	10,691	299,134
Quanta Services, Inc.*	13,327	470,177
RPX Corp.*	20,240	331,531
Stock Building Supply Holdings, Inc.*	15,189	262,922
Terex Corp.	9,358	405,108
WABCO Holdings, Inc.*	9,780	1,046,558
Watsco, Inc.	10,569	1,087,656
WESCO International, Inc.*	5,002	439,076
Total Industrials		10,223,779
Information Technology - 31.2%
Advanced Energy Industries, Inc.*	12,837	280,873
Atmel Corp.*	47,292	367,459
Belden, Inc.	12,537	925,356
Blackhawk Network Holdings, Inc.*	6,334	151,953
Cadence Design Systems, Inc.*	15,307	238,177
Callidus Software, Inc.*	19,351	184,705
Control4 Corp.*,1	4,835	85,386

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.2% (continued)
Ellie Mae, Inc.*	21,918	$534,580
Envestnet, Inc.*	10,193	375,612
FleetMatics Group PLC*	12,677	380,690
FLIR Systems, Inc.	8,235	280,319
Fortinet, Inc.*	15,206	334,228
Guidewire Software, Inc.*	878	33,153
Heartland Payment Systems, Inc.	9,591	392,656
Ingram Micro, Inc., Class A*	6,634	178,853
Integrated Device Technology, Inc.*	17,977	209,792
Jack Henry & Associates, Inc.	8,701	479,947
Jive Software, Inc.*	4,770	35,680
Kulicke & Soffa Industries, Inc.*	21,729	319,634
Microsemi Corp.*	17,264	406,049
Monolithic Power Systems, Inc.*	2,167	80,396
Move, Inc.*	4,724	50,500
ON Semiconductor Corp.*	81,981	771,441
Pandora Media, Inc.*	90	2,108
QuinStreet, Inc.*	21,356	130,272
RealPage, Inc.*	9,680	171,820
Rovi Corp.*	19,480	434,209
Semtech Corp.*	11,990	287,520
Silver Spring Networks, Inc.*	10,080	150,998
Synchronoss Technologies, Inc.*	6,569	199,960
Tangoe, Inc.*	31,528	474,181
Teradyne, Inc.*	7,102	125,492
Tessera Technologies, Inc.	32,528	713,339
TriQuint Semiconductor, Inc.*	40,759	577,963
Ultratech, Inc.*	11,969	318,615
Universal Display Corp.*,1	2,556	66,584
Virtusa Corp.*	6,224	205,205
Web.com Group, Inc.*	19,640	603,144
WEX, Inc.*	3,856	370,060

	Shares	Value
Yelp, Inc.*	2,639	$153,906
Total Information Technology		12,082,815
Materials - 3.3%
Boise Cascade Co.*	5,335	133,482
Caesarstone Sdot-Yam, Ltd.	7,013	365,938
Eagle Materials, Inc.	3,856	321,320
Globe Specialty Metals, Inc.	18,162	351,980
RTI International Metals, Inc.*	4,156	117,033
Total Materials		1,289,753
Telecommunication Services - 1.8%
Cogent Communications Group, Inc.	20,708	713,805
Total Common Stocks (cost $25,632,628)		38,216,002

	Principal Amount
Short-Term Investments - 3.6%
Repurchase Agreements - 2.4%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $943,703 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $962,575)	$943,701	943,701

	Shares
Other Investment Companies - 1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	464,936	464,936
Total Short-Term Investments (cost $1,408,637)		1,408,637
Total Investments - 102.2% (cost $27,041,265)		39,624,639
Other Assets, less Liabilities - (2.2)%		(852,894)
Net Assets - 100.0%		$38,771,745

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare All Cap Growth Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare All Cap Growth Fund**	Russell 3000® Growth Index
Information Technology	28.9%	26.6%
Consumer Discretionary	15.9%	18.6%
Industrials	15.3%	12.7%
Health Care	11.6%	13.0%
Financials	10.7%	5.7%
Materials	7.0%	4.6%
Energy	5.5%	5.0%
Consumer Staples	3.3%	11.6%
Telecommunication Services	0.0%	2.1%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.8%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Estee Lauder Cos., Inc., Class A*	3.3%
American Tower Corp.*	3.2
IntercontinentalExchange Group, Inc.*	3.1
The Walt Disney Co.	3.1
WABCO Holdings, Inc.	3.1
The Priceline Group, Inc.*	3.1
Schlumberger, Ltd.	3.0
MasterCard, Inc., Class A	3.0
On Assignment, Inc.	3.0
Envision Healthcare Holdings, Inc.	3.0

Top Ten as a Group	30.9%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 15.9%
GNC Holdings, Inc., Class A	20,770	$934,650
The Priceline Group, Inc. *	1,010	1,169,328
Ross Stores, Inc.	14,930	1,016,434
Starbucks Corp.	10,825	764,462
The Walt Disney Co.	14,890	1,181,373
Wyndham Worldwide Corp.	13,465	960,593
Total Consumer Discretionary		6,026,840
Consumer Staples - 3.3%
The Estee Lauder Cos., Inc., Class A	17,280	1,254,010
Energy - 5.5%
EOG Resources, Inc.	9,620	942,760
Schlumberger, Ltd.	11,215	1,138,883
Total Energy		2,081,643
Financials - 10.7%
American Tower Corp.	14,315	1,195,589
IntercontinentalExchange Group, Inc.	5,840	1,193,930
Marsh & McLennan Cos., Inc.	21,885	1,079,149
Prudential Financial, Inc.	7,045	568,391
Total Financials		4,037,059
Health Care - 11.6%
Actavis PLC *	4,965	1,014,498
Air Methods Corp. *	15,865	883,205
Celldex Therapeutics, Inc. *	20,365	305,475
DaVita HealthCare Partners, Inc. *	15,620	1,082,466
Envision Healthcare Holdings, Inc. *	33,165	1,120,645
Total Health Care		4,406,289
Industrials - 15.3%
The Corporate Executive Board Co.	14,640	1,010,453
DigitalGlobe, Inc. *	27,195	809,867
On Assignment, Inc. *	32,175	1,126,125
Union Pacific Corp.	5,380	1,024,513
WABCO Holdings, Inc. *	10,930	1,169,619

	Shares	Value
WW Grainger, Inc.	2,515	$639,816
Total Industrials		5,780,393
Information Technology - 28.9%
Alliance Data Systems Corp. *	4,470	1,081,293
Apple, Inc.	1,557	918,770
CommVault Systems, Inc. *	9,455	457,622
CoStar Group, Inc. *	4,395	707,112
eBay, Inc. *	15,710	814,249
Facebook, Inc., Class A *	12,810	765,782
Google, Inc., Class A *	1,606	859,017
Google, Inc., Class C *	1,596	840,549
MasterCard, Inc., Class A	15,380	1,131,199
Salesforce.com, Inc. *	11,340	585,711
Solera Holdings, Inc.	13,790	893,316
The Ultimate Software Group, Inc. *	8,675	1,037,790
WNS Holdings, Ltd., ADR *	44,825	834,641
Total Information Technology		10,927,051
Materials - 7.0%
Ecolab, Inc.	10,045	1,051,109
PolyOne Corp.	29,770	1,115,482
Reliance Steel & Aluminum Co.	6,635	469,891
Total Materials		2,636,482
Total Common Stocks (cost $30,474,966)		37,149,767
Other Investment Companies - 4.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $1,673,432)	1,673,432	1,673,432
Total Investments - 102.6% (cost $32,148,398)		38,823,199
Other Assets, less Liabilities - (2.6)%		(973,799)
Net Assets - 100.0%		$37,849,400

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Emerging Opportunities Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Managers Emerging Opportunities Fund**	Russell Microcap® Index	Russell 2000® Index
Industrials	21.4%	13.9%	14.6%
Information Technology	18.4%	14.6%	17.2%
Consumer Discretionary	16.8%	12.2%	13.0%
Health Care	13.2%	18.4%	12.9%
Financials	12.3%	27.3%	23.5%
Energy	4.6%	5.2%	6.1%
Materials	3.8%	2.7%	4.9%
Consumer Staples	2.7%	2.7%	3.8%
Telecommunication Services	1.8%	2.0%	0.7%
Utilities	0.6%	1.0%	3.3%
Other Assets and Liabilities	4.4%	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Universal Electronics, Inc.*	1.3%
Columbus McKinnon Corp.*	1.1
Tyler Technologies, Inc.*	1.1
Power Solutions International, Inc.*	1.1
Interactive Intelligence Group, Inc.*	1.0
Kona Grill, Inc.	1.0
Fluidigm Corp.*	0.9
Astronics Corp.	0.9
Chuy’s Holdings, Inc.	0.9
Gulfport Energy Corp.*	0.8

Top Ten as a Group	10.1%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 16.8%
1-800-Flowers.com, Inc., Class A*	50,800	$276,860
2U, Inc.*	38,941	581,000
Bravo Brio Restaurant Group, Inc.*	28,200	422,154
Bridgepoint Education, Inc.*	73,802	1,169,762
Build-A-Bear Workshop, Inc.*	11,200	125,664
Chuy’s Holdings, Inc.*	53,826	1,935,044
Culp, Inc.	14,300	258,115
Del Frisco’s Restaurant Group, Inc.*	37,497	975,297
Delta Apparel, Inc.*	54,963	837,086
Destination Maternity Corp.	44,785	1,104,398
Destination XL Group, Inc.*	216,720	1,170,288
Einstein Noah Restaurant Group, Inc.	33,700	517,632
Entravision Communications Corp., Class A	102,570	544,647
Famous Dave’s of America, Inc.*	5,125	135,761
Fiesta Restaurant Group, Inc.*	3,716	136,043
Frisch’s Restaurants, Inc.	6,100	144,448
Gentherm, Inc.*	16,260	591,051
Grand Canyon Education, Inc.*	31,300	1,349,656
Harte-Hanks, Inc.	33,900	272,556
Haverty Furniture Cos., Inc.	10,550	269,447
Hooker Furniture Corp.	19,085	264,327
iRobot Corp.*,1	21,450	718,575
Johnson Outdoors, Inc., Class A	6,125	128,196
JTH Holding, Inc., Class A*	860	23,392
Kirkland’s, Inc.*	15,700	268,627
Kona Grill, Inc.*	91,607	2,148,184
LGI Homes, Inc.*	47,453	698,508
Libbey, Inc.*	51,800	1,381,506
Lifetime Brands, Inc.	7,000	133,700
M/I Homes, Inc.*	18,013	401,150
Malibu Boats, Inc., Class A*	38,742	862,397
The Marcus Corp.	32,325	540,797
MarineMax, Inc.*	51,421	825,821
Modine Manufacturing Co.*	16,100	265,328
Noodles & Co.*,1	11,865	389,053
Quantum Fuel Systems Technologies Worldwide, Inc.*,1	97,635	645,367
Red Robin Gourmet Burgers, Inc.*	11,600	788,568
Rentrak Corp.*	30,073	1,713,860
RG Barry Corp.	47,086	860,732

	Shares	Value
Rocky Brands, Inc.	9,925	$145,302
Ruth’s Hospitality Group, Inc.	33,700	424,283
Saga Communications, Inc., Class A	2,700	119,610
Smith & Wesson Holding Corp.*	84,200	1,292,470
SodaStream International, Ltd.*	38,647	1,643,657
Stein Mart, Inc.	20,700	258,750
Summer Infant, Inc.*	67,600	128,440
Tandy Leather Factory, Inc.*	42,500	416,075
Tower International, Inc.*	9,300	258,633
Unifi, Inc.*	11,300	250,182
Universal Electronics, Inc.*	74,200	2,771,370
Vince Holding Corp.*	18,516	509,375
WCI Communities, Inc.*,1	38,314	734,479
West Marine, Inc.*	35,200	376,640
ZAGG, Inc.*	118,200	514,170
Zoe’s Kitchen, Inc.*	37,230	993,668
Total Consumer Discretionary		36,712,101
Consumer Staples - 2.7%
Amira Nature Foods, Ltd.*	37,598	585,025
Boulder Brands, Inc.*	43,890	647,816
Calavo Growers, Inc.	24,023	746,875
Craft Brew Alliance, Inc.*	70,072	1,048,978
Farmer Bros Co.*	19,500	384,345
Natural Grocers by Vitamin Cottage, Inc.*	41,566	1,479,750
Nature’s Sunshine Products, Inc.	9,700	129,592
The Pantry, Inc.*	43,375	652,360
Spartan Stores, Inc.	11,640	250,726
Total Consumer Staples		5,925,467
Energy - 4.6%
Abraxas Petroleum Corp.*	25,000	136,500
Bolt Technology Corp.	7,500	126,600
Dawson Geophysical Co.	25,000	706,500
Emerald Oil, Inc.*	75,100	530,957
GasLog, Ltd.	8,700	232,986
Geospace Technologies Corp.*	15,400	895,202
Gulf Island Fabrication, Inc.	22,891	459,193
Gulfport Energy Corp.*	25,000	1,841,750
Natural Gas Services Group, Inc.*	9,250	283,883
Panhandle Oil and Gas, Inc., Class A	6,250	274,063
Quicksilver Resources, Inc.*	84,900	276,774

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.6% (continued)
Rex Energy Corp.*	36,355	$765,636
RigNet, Inc.*	39,335	1,839,304
Ring Energy, Inc.*	53,900	991,760
Synergy Resources Corp.*	47,500	552,900
TGC Industries, Inc.*	24,582	124,384
Total Energy		10,038,392
Financials - 12.3%
AMERISAFE, Inc.	29,800	1,270,970
Arrow Financial Corp.	16,500	412,995
Asta Funding, Inc.*	48,800	398,696
The Bank of Kentucky Financial Corp.	8,000	276,080
Boston Private Financial Holdings, Inc.	32,100	401,571
Centerstate Banks, Inc.	39,500	433,315
Chatham Lodging Trust	33,000	670,890
CNB Financial Corp.	7,800	128,856
CoBiz Financial, Inc.	81,300	816,252
Community Trust Bancorp, Inc.	13,761	507,368
Compass Diversified Holdings*	99,200	1,834,208
Crawford & Co., Class B	23,700	270,654
Diamond Hill Investment Group, Inc.	3,300	391,776
eHealth, Inc.*	30,845	1,292,097
EMC Insurance Group, Inc.	12,400	409,076
Federated National Holding Co.	15,000	291,450
Financial Institutions, Inc.	17,575	406,861
First Defiance Financial Corp.	9,700	262,094
Flushing Financial Corp.	26,250	504,525
Fortegra Financial Corp.*	20,300	146,566
Heritage Financial Group, Inc.	7,300	140,525
HFF, Inc., Class A	30,291	1,029,894
Hilltop Holdings, Inc.*	19,800	442,332
ICG Group, Inc.*	58,100	1,184,078
JMP Group, Inc.	19,800	136,818
LaSalle Hotel Properties	25,800	853,464
MainSource Financial Group, Inc.	8,300	137,199
Marcus & Millichap, Inc.*	23,252	384,356
Marlin Business Services Corp.	7,137	122,542
National Interstate Corp.	4,600	128,892
Northrim BanCorp, Inc.	35,126	842,673
OceanFirst Financial Corp.	22,550	365,761
One Liberty Properties, Inc.	12,600	278,838

	Shares	Value
Oppenheimer Holdings, Inc., Class A	27,600	$702,696
Orrstown Financial Services, Inc.*	7,800	128,076
Pacific Continental Corp.	19,300	254,374
Peoples Bancorp, Inc.	10,500	273,735
Physicians Realty Trust	19,800	271,656
Pinnacle Financial Partners, Inc.	17,764	614,101
Piper Jaffray Cos.*	32,944	1,444,924
Silvercrest Asset Management Group, Inc., Class A	35,999	626,383
Square 1 Financial, Inc., Class A*	24,440	460,694
Stock Yards Bancorp, Inc.	17,990	530,345
Territorial Bancorp, Inc.	13,025	266,492
Trico Bancshares	23,000	557,750
Union Bankshares Corp.	39,477	1,010,221
Univest Corp. of Pennsylvania	21,800	429,678
ViewPoint Financial Group, Inc.	23,006	599,766
Washington Banking Co.	32,300	555,560
Washington Trust Bancorp, Inc.	11,275	385,605
West Bancorporation, Inc.	8,925	129,502
Whitestone REIT	40,400	566,812
Total Financials		26,982,042
Health Care - 13.2%
ABIOMED, Inc.*	29,632	701,982
Acceleron Pharma, Inc.*,1	11,037	379,121
AcelRx Pharmaceuticals, Inc.*,1	45,532	492,656
Addus HomeCare Corp.*	12,100	261,602
Agios Pharmaceuticals, Inc.*,1	17,896	752,706
Albany Molecular Research, Inc.*	7,700	123,662
AMN Healthcare Services, Inc.*	30,000	374,400
Anika Therapeutics, Inc.*	10,200	435,948
Arrowhead Research Corp.*,1	24,686	269,077
AtriCure, Inc.*	55,284	851,374
BioScrip, Inc.*,1	128,900	891,988
Cardiovascular Systems, Inc.*	62,931	1,809,266
Columbia Laboratories, Inc.*	58,700	393,290
Cross Country Healthcare, Inc.*	38,000	269,420
Cynosure, Inc., Class A*	14,928	366,333
Depomed, Inc.*	46,926	657,433
Epizyme, Inc.*,1	12,668	276,416
Exactech, Inc.*	46,700	1,037,674
ExamWorks Group, Inc.*	21,235	781,448

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 13.2% (continued)
Fluidigm Corp.*	53,522	$2,010,287
Foundation Medicine, Inc.*	17,882	521,439
GW Pharmaceuticals PLC, ADR*,1	8,870	648,397
HealthStream, Inc.*	14,904	337,576
Hyperion Therapeutics, Inc.*,1	18,685	460,398
Icad, Inc.*	16,425	142,569
Keryx Biopharmaceuticals, Inc.*,1	52,002	768,070
KYTHERA Biopharmaceuticals, Inc.*,1	12,266	399,994
Medical Action Industries, Inc.*	41,200	264,092
Meridian Bioscience, Inc.	12,200	243,634
NanoString Technologies, Inc.*	28,742	466,195
Natus Medical, Inc.*	26,100	648,063
Neurocrine Biosciences, Inc.*	28,233	395,827
Novadaq Technologies, Inc.*	9,248	144,731
Oxford Immunotec Global PLC*	25,981	465,060
The Providence Service Corp.*	12,900	523,869
Receptos, Inc.*	15,174	512,729
Revance Therapeutics, Inc.*	14,746	505,493
RTI Surgical, Inc.*	63,100	271,330
Sangamo BioSciences, Inc.*,1	31,913	441,676
Sarepta Therapeutics, Inc.*	11,536	428,332
Spectranetics Corp.*	29,520	627,595
Staar Surgical Co.*	38,773	659,529
Streamline Health Solutions, Inc.*	107,300	536,500
Supernus Pharmaceuticals, Inc.*	42,478	348,744
SurModics, Inc.*	58,000	1,262,080
Tandem Diabetes Care, Inc.*	20,346	357,479
TESARO, Inc.*	11,083	276,632
TherapeuticsMD, Inc.*,1	51,834	217,703
Ultragenyx Pharmaceutical, Inc.*	6,444	249,898
US Physical Therapy, Inc.	48,176	1,486,230
Utah Medical Products, Inc.	2,500	126,975
Verastem, Inc.*	38,758	323,629
Zeltiq Aesthetics, Inc.*	44,576	815,295
Total Health Care		29,013,846
Industrials - 21.4%
Acacia Research Corp.[1]	15,400	247,016
ACCO Brands Corp.*	140,400	860,652
Aceto Corp.	17,800	389,464

	Shares	Value
Adept Technology, Inc.*	43,211	$516,804
Aerovironment, Inc.*	20,656	697,553
Air Transport Services Group, Inc.*	73,400	574,722
Alamo Group, Inc.	9,759	518,398
The Allied Defense Group, Inc.*,4	38,600	3,088
Ameresco, Inc., Class A*	41,000	262,810
American Woodmark Corp.*	12,622	378,786
Apogee Enterprises, Inc.	22,723	721,910
ARC Group Worldwide, Inc.*,1	9,470	392,247
Astronics Corp.*	35,100	2,004,912
AZZ, Inc.	38,600	1,676,012
Barrett Business Services, Inc.	7,000	352,870
Builders FirstSource, Inc.*	180,538	1,417,223
Capstone Turbine Corp.*	423,410	872,225
Chart Industries, Inc.*	6,000	409,320
Columbus McKinnon Corp.*	92,100	2,439,729
CRA International, Inc.*	19,150	416,896
Ducommun, Inc.*	33,400	810,618
Dynamic Materials Corp.	16,100	325,220
Energy Recovery, Inc.*,1	81,523	416,583
Ennis, Inc.	104,250	1,559,580
FreightCar America, Inc.	20,100	527,826
Furmanite Corp.*	55,900	585,832
Gibraltar Industries, Inc.*	15,075	257,481
Global Power Equipment Group, Inc.	14,000	245,420
GP Strategies Corp.*	52,249	1,373,104
Graham Corp.	22,988	685,962
The Greenbrier Cos., Inc.*	33,500	1,756,740
H&E Equipment Services, Inc.*	24,570	947,174
Hudson Technologies, Inc.*	85,800	280,137
Interface, Inc.	49,300	886,907
The KEYW Holding Corp.*	65,600	842,960
Kforce, Inc.	42,877	991,316
Kimball International, Inc., Class B	7,200	120,672
LB Foster Co., Class A	11,250	532,688
LSI Industries, Inc.	16,300	124,043
Lydall, Inc.*	18,600	435,426
Marten Transport, Ltd.	49,738	1,166,842
Mistras Group, Inc.*	15,000	340,650
NN, Inc.	59,550	1,165,394
Northwest Pipe Co.*	7,700	275,429
Old Dominion Freight Line, Inc.*	17,725	1,074,667

The accompanying notes are an integral part of these financial statements.

13

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 21.4% (continued)
Orion Marine Group, Inc.*	51,000	$598,230
Patrick Industries, Inc.*	20,500	821,435
Paylocity Holding Corp.*	23,505	444,480
Performant Financial Corp.*	43,400	378,014
PGT, Inc.*	108,900	1,083,555
Pike Corp.*	25,700	246,720
Power Solutions International, Inc.*	28,274	2,339,674
PowerSecure International, Inc.*	54,807	1,218,360
Sparton Corp.*	41,600	1,129,856
Stock Building Supply Holdings, Inc.*	21,594	373,792
Sun Hydraulics Corp.	25,450	1,040,396
Taser International, Inc.*	89,117	1,439,239
Thermon Group Holdings, Inc.*	24,338	579,731
Trex Co., Inc.*	10,567	829,721
US Ecology, Inc.	34,067	1,521,091
XPO Logistics, Inc.*	1	19
Total Industrials		46,925,621
Information Technology - 18.4%
Actuate Corp.*	95,438	537,316
Aerohive Networks, Inc.*,1	38,895	403,341
Amber Road, Inc.*	24,786	330,150
American Software, Inc., Class A	41,750	402,470
Aspen Technology, Inc.*	21,900	941,481
Bel Fuse, Inc., Class B	11,800	256,768
Benefitfocus, Inc.*,1	12,664	410,314
Borderfree, Inc.*	21,445	321,461
Callidus Software, Inc.*	31,881	304,304
ChannelAdvisor Corp.*	32,881	862,797
Clearfield, Inc.*	40,174	633,142
Computer Task Group, Inc.	83,950	1,327,250
comScore, Inc.*	57,957	1,815,793
Control4 Corp.*,1	24,592	434,295
Cray, Inc.*	22,099	634,462
CTS Corp.	26,900	478,551
CYREN, Ltd.*	151,900	451,143
Digi International, Inc.*	28,783	255,017
E2open, Inc.*	22,631	390,837
ePlus, Inc.*	4,800	240,192
Evolving Systems, Inc.	14,000	122,080

	Shares	Value
Fabrinet*	21,521	$464,854
FARO Technologies, Inc.*	14,540	580,146
Glu Mobile, Inc.*	129,200	516,800
GSI Group, Inc.*	68,500	831,590
GSI Technology, Inc.*	19,300	122,555
The Hackett Group, Inc.	48,000	288,000
Infoblox, Inc.*	23,149	454,183
Information Services Group, Inc.*	5,040	24,948
Integrated Silicon Solution, Inc.*	68,447	989,744
Interactive Intelligence Group, Inc.*	34,500	2,158,665
InvenSense, Inc.*	24,509	527,679
IXYS Corp.	48,912	527,760
LogMeln, Inc.*	19,208	873,004
Luxoft Holding, Inc.*	20,156	544,010
Marchex, Inc., Class B	13,500	124,875
Mavenir Systems, Inc.*,1	27,919	416,551
Maxwell Technologies, Inc.*	56,261	847,291
Monolithic Power Systems, Inc.*	18,149	673,328
NCI, Inc., Class A*	11,100	110,667
NIC, Inc.	39,800	729,932
PC Connection, Inc.	26,846	537,188
PFSweb, Inc.*	16,700	134,268
Planet Payment, Inc.*	228,070	599,824
PLX Technology, Inc.*	64,400	373,520
Points International, Ltd.*	29,509	666,313
PROS Holdings, Inc.*	11,167	305,976
Q2 Holdings, Inc.*	25,051	307,626
QAD, Inc., Class A	7,100	135,255
Qualys, Inc.*	42,711	823,895
Rally Software Development Corp.*	2,000	26,160
RMG Networks Holding Corp.*	32,900	124,033
The Rubicon Project, Inc.*	3,000	43,110
Sapiens International Corp. N.V.*,1	57,000	448,590
Seachange International, Inc.*	40,100	375,737
Sierra Wireless, Inc.*,1	24,511	528,457
Silver Spring Networks, Inc.*	20,686	309,876
Spansion, Inc., Class A*	27,086	482,943
SPS Commerce, Inc.*	12,647	655,115
Tangoe, Inc.*	22,956	345,258
Tessco Technologies, Inc.	48,500	1,595,165
Trulia, Inc.*,1	27,399	931,566
Tyler Technologies, Inc.*	29,700	2,425,005

The accompanying notes are an integral part of these financial statements.

14

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.4% (continued)
Ultra Clean Holdings, Inc.*	75,400	$642,408
Varonis Systems, Inc.*	25,134	635,136
Violin Memory, Inc.*,1	105,620	380,232
Virtusa Corp.*	27,990	922,830
Vishay Precision Group, Inc.*	67,350	1,093,091
Wix.com, Ltd.*	10,583	216,846
Xoom Corp.*	41,687	930,037
Total Information Technology		40,355,206
Materials - 3.8%
AK Steel Holding Corp.*	87,375	611,625
Flotek Industries, Inc.*	33,350	934,133
Koppers Holdings, Inc.	30,200	1,289,540
Landec Corp.*	68,700	814,782
Materion Corp.	19,925	670,476
Myers Industries, Inc.	26,200	489,940
OMNOVA Solutions, Inc.*	171,700	1,565,904
Penford Corp.*	11,100	139,860
UFP Technologies, Inc.*	5,325	135,042
Universal Stainless & Alloy Products, Inc.*	46,000	1,650,940
Total Materials		8,302,242
Telecommunication Services - 1.8%
8x8, Inc.*	81,504	790,589
HickoryTech Corp.	21,900	259,953
IDT Corp., Class B	34,200	541,728
inContact, Inc.*	39,516	326,007
magicJack VocalTec, Ltd.*	17,000	300,560
NTELOS Holdings Corp.	10,100	139,279
Premiere Global Services, Inc.*	51,800	658,896
Shenandoah Telecommunications Co.	19,100	535,373
Towerstream Corp.*	181,500	335,775
Total Telecommunication Services		3,888,160
Utilities - 0.6%
Chesapeake Utilities Corp.	8,775	555,107
Unitil Corp.	21,000	697,200
Total Utilities		1,252,307
Total Common Stocks (cost $163,468,762)		209,395,384

	Shares	Value
Exchange Traded Funds - 0.8%
SPDR S&P Regional Banking ETF[1] (cost $1,680,037)	46,200	$1,778,238

	Principal Amount

Short-Term Investments - 7.0%
Repurchase Agreements - 4.1%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/14, due 05/01/14, 0.070%, total to be received $2,124,298 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/14 - 09/01/49, totaling $2,166,780)	$2,124,294	2,124,294
Citigroup Global Markets, Inc., dated 04/30/14, due 05/01/14, 0.060%, total to be received $2,124,298 (collateralized by various U.S. Government Agency Obligations, 0.125% - 9.000%, 05/01/14 - 05/01/44, totaling $2,166,780)	2,124,294	2,124,294
HSBC Securities USA Inc., dated 04/30/14, due 05/01/14, 0.040%, total to be received $2,124,296 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 05/06/14 - 07/15/32, totaling $2,166,804)	2,124,294	2,124,294
Nomura Securities, Inc., dated 04/30/14, due 05/01/14, 0.050%, total to be received $447,210 (collateralized by various U.S. Government Agency Obligations, 0.125% - 6.125%, 07/15/14 - 02/15/44, totaling $456,153)	447,209	447,209
RBC Capital Markets LLC, dated 04/30/14, due 05/01/14, 0.050%, total to be received $2,124,297 (collateralized by various U.S. Government Agency Obligations, 2.330% - 4.500%, 02/01/24 - 01/01/44, totaling $2,166,780)	2,124,294	2,124,294
Total Repurchase Agreements		8,944,385

	Shares
Other Investment Companies - 2.9%3
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,343,840	6,343,840
Total Short-Term Investments (cost $15,288,225)		15,288,225
Total Investments - 103.4% (cost $180,437,024)		226,461,847
Other Assets, less Liabilities - (3.4)%		(7,521,769)
Net Assets - 100.0%		$218,940,078

The accompanying notes are an integral part of these financial statements.

15

AMG Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2014 (unaudited)

PORTFOLIO BREAKDOWN

Sector	AMG Managers Real Estate Securities Fund**
REITs (Apartments)	17.5%
REITs (Office Properties)	17.2%
REITs (Regional Malls)	16.7%
REITs (Diversified)	10.9%
REITs (Shopping Centers)	8.2%
REITs (Hotels)	7.8%
REITs (Health Care)	7.6%
REITs (Warehouse/Industrials)	6.0%
REITs (Storage)	5.9%
Other Assets and Liabilities	2.2%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Simon Property Group, Inc.*	7.5%
Boston Properties, Inc.*	5.4
Prologis, Inc.*	4.8
General Growth Properties, Inc.	4.3
Essex Property Trust, Inc.	4.1
Public Storage*	3.8
Host Hotels & Resorts, Inc.	3.7
UDR, Inc.	3.6
Highwoods Properties, Inc.	3.4
Ventas, Inc.*	3.3

Top Ten as a Group	43.9%

*	Top Ten Holding at October 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2014 (unaudited)

	Shares	Value
REITs - 97.8%
Apartments - 17.5%
American Campus Communities, Inc.	67,990	$2,597,218
AvalonBay Communities, Inc.	43,070	5,881,209
Camden Property Trust	35,910	2,459,476
Education Realty Trust, Inc.	210,930	2,151,486
Equity Residential	110,470	6,566,337
Essex Property Trust, Inc.	61,230	10,608,710
Mid-America Apartment Communities, Inc.	79,910	5,565,731
UDR, Inc.	359,960	9,308,566
Total Apartments		45,138,733
Diversified - 10.9%
American Assets Trust, Inc.	68,290	2,318,446
Cousins Properties, Inc.	103,720	1,206,264
Digital Realty Trust, Inc.	35,570	1,899,438
Duke Realty Corp.	330,380	5,788,258
Liberty Property Trust	188,550	7,070,625
PS Business Parks, Inc.	15,390	1,320,000
Retail Properties of America, Inc., Class A	130,560	1,869,619
Vornado Realty Trust	63,800	6,545,880
Total Diversified		28,018,530
Health Care - 7.6%
Aviv REIT, Inc.	72,930	1,924,623
HCP, Inc.	121,020	5,065,897
Health Care REIT, Inc.	66,520	4,196,747
Ventas, Inc.	128,920	8,519,034
Total Health Care		19,706,301
Hotels - 7.8%
Ashford Hospitality Prime, Inc.	38,750	594,425
DiamondRock Hospitality Co.	35,150	431,291
Host Hotels & Resorts, Inc.	448,770	9,626,116
RLJ Lodging Trust	17,950	478,726
Strategic Hotels & Resorts, Inc. *	248,570	2,682,070
Sunstone Hotel Investors, Inc.	441,190	6,313,429
Total Hotels		20,126,057
Office Properties - 17.2%
Alexandria Real Estate Equities, Inc.	49,550	3,657,781
Boston Properties, Inc.	119,200	13,963,088
Brandywine Realty Trust	168,070	2,445,419
Corporate Office Properties Trust	33,190	887,832

	Shares	Value
Empire State Realty Trust, Inc., Class A	117,140	$1,792,242
Highwoods Properties, Inc.	215,320	8,688,162
Hudson Pacific Properties, Inc.	173,340	4,082,157
Kilroy Realty Corp.	25,220	1,502,355
SL Green Realty Corp.	70,620	7,394,620
Total Office Properties		44,413,656
Regional Malls - 16.7%
General Growth Properties, Inc.	478,000	10,979,660
The Macerich Co.	104,640	6,792,182
Simon Property Group, Inc.	112,050	19,407,060
Tanger Factory Outlet Centers	163,490	5,833,323
Total Regional Malls		43,012,225
Shopping Centers - 8.2%
Brixmor Property Group, Inc.	24,550	539,118
DDR Corp.	142,550	2,447,583
Federal Realty Investment Trust	34,550	4,061,007
Kimco Realty Corp.	306,780	7,031,398
Regency Centers Corp.	121,840	6,388,071
Retail Opportunity Investments Corp.	48,860	764,170
Total Shopping Centers		21,231,347
Storage - 5.9%
Extra Space Storage, Inc.	60,690	3,175,908
Public Storage	55,870	9,805,744
Sovran Self Storage, Inc.	30,750	2,333,925
Total Storage		15,315,577
Warehouse/Industrials - 6.0%
First Industrial Realty Trust, Inc.	86,870	1,595,802
Prologis, Inc.	307,430	12,490,881
Rexford Industrial Realty, Inc.	99,100	1,409,202
Total Warehouse/Industrials		15,495,885
Total REITs (cost $226,678,347)		252,458,311
Other Investment Companies - 2.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $5,713,797)	5,713,797	5,713,797
Total Investments - 100.0% (cost $232,392,144)		258,172,108
Other Assets, less Liabilities - 0.0%		(9,081)
Net Assets - 100.0%		$258,163,027

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$27,942,387	$12,695,860	$(1,013,608)	$11,682,252
AMG TimesSquare All Cap Growth Fund	32,214,305	7,558,903	(950,009)	6,608,894
AMG Managers Emerging Opportunities Fund	181,468,773	52,069,909	(7,076,835)	44,993,074
AMG Managers Real Estate Securities Fund	234,222,139	24,371,649	(421,680)	23,949,969

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2014 amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$924,185	2.4%
AMG Managers Emerging Opportunities Fund	8,464,503	3.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at April 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Emerging Opportunities Fund	$3,088	0.001%

As of April 30, 2014, the securities in the AMG TimesSquare All Cap Growth Fund and AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the common stocks and REITs by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2014. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$38,216,002	—	—	$38,216,002
Short-Term Investments
Repurchase Agreements	—	$943,701	—	943,701
Other Investment Companies	464,936	—	—	464,936

Total Investments in Securities	$38,680,938	$943,701	—	$39,624,639

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$46,922,533	$3,088	—	$46,925,621
Information Technology	40,355,206	—	—	40,355,206
Consumer Discretionary	36,712,101	—	—	36,712,101
Health Care	29,013,846	—	—	29,013,846
Financials	26,982,042	—	—	26,982,042
Energy	10,038,392	—	—	10,038,392
Materials	8,302,242	—	—	8,302,242
Consumer Staples	5,925,467	—	—	5,925,467
Telecommunication Services	3,888,160	—	—	3,888,160
Utilities	1,252,307	—	—	1,252,307
Exchange Traded Funds	1,778,238	—	—	1,778,238
Short-Term Investments
Repurchase Agreements	—	8,944,385	—	8,944,385
Other Investment Companies	6,343,840	—	—	6,343,840

Total Investments in Securities	$217,514,374	$8,947,473	—	$226,461,847

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of April 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities

April 30, 2014 (unaudited)

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund	AMG Managers Emerging Opportunities Fund
Assets:
Investments at value* (including securities on loan valued at $924,185, $0 and $8,464,503, respectively)	$39,624,639	$38,823,199	$226,461,847
Cash	17	—	—
Receivable for investments sold	325,721	309,963	5,009,214
Receivable for Fund shares sold	750	55,250	426,323
Dividends, interest and other receivables	6,296	7,097	51,391
Receivable from affiliate	7,490	15,952	29,814
Prepaid expenses	34,325	24,579	31,975
Total assets	39,999,238	39,236,040	232,010,564
Liabilities:
Payable upon return of securities loaned	943,701	—	8,944,385
Payable for investments purchased	214,065	1,250,776	3,237,440
Payable for Fund shares repurchased	5,788	81,970	523,872
Accrued expenses:
Investment advisory and management fees	32,228	23,521	185,684
Administrative fees	—	7,841	46,421
Shareholder servicing fees - Investor Class	164	624	—
Shareholder servicing fees - Service Class	3,085	2,466	38,308
Distribution fees - Investor Class	79	1,040	—
Trustees fees and expenses	—	45	1,078
Other	28,383	18,357	93,298
Total liabilities	1,227,493	1,386,640	13,070,486

Net Assets	$38,771,745	$37,849,400	$218,940,078
Net Assets Represent:
Paid-in capital	$12,759,987	$29,795,951	$154,499,281
Undistributed net investment loss	(121,156)	(46,575)	(587,645)
Accumulated net realized gain from investments	13,549,540	1,425,223	19,003,619
Net unrealized appreciation of investments	12,583,374	6,674,801	46,024,823
Net Assets	$38,771,745	$37,849,400	$218,940,078
Investor Class:
Net Assets	$378,707	$5,034,249	n/a
Shares outstanding	15,577	326,020	n/a
Net asset value, offering and redemption price per share	$24.31	$15.44	n/a
Service Class:
Net Assets	$15,148,306	$29,448,789	$180,542,875
Shares outstanding	617,109	1,880,905	3,939,854
Net asset value, offering and redemption price per share	$24.55	$15.66	$45.82
Institutional Class:
Net Assets	$23,244,732	$3,366,362	$38,397,203
Shares outstanding	937,195	215,352	835,250
Net asset value, offering and redemption price per share	$24.80	$15.63	$45.97
* Investments at cost	$27,041,265	$32,148,398	$180,437,024

The accompanying notes are an integral part of these financial statements.

20

Statement of Assets and Liabilities (continued)

AMG Managers Real Estate Securities Fund
Assets:
Investments at value*	$258,172,108
Receivable for investments sold	3,634,142
Receivable for Fund shares sold	2,161,114
Dividends, interest and other receivables	60,064
Prepaid expenses	32,836
Total assets	264,060,264
Liabilities:
Payable for investments purchased	5,175,187
Payable for Fund shares repurchased	440,004
Accrued expenses:
Investment advisory and management fees	121,332
Administrative fees	50,555
Shareholder servicing fees	50,555
Trustees fees and expenses	757
Other	58,847
Total liabilities	5,897,237

Net Assets	$258,163,027
Net Assets Represent:
Paid-in capital	$232,511,749
Undistributed net investment income	336,706
Accumulated net realized loss from investments	(465,392)
Net unrealized appreciation of investments	25,779,964
Net Assets	$258,163,027
Shares outstanding	23,637,439
Net asset value, offering and redemption price per share	$10.92
* Investments at cost	$232,392,144

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations

For the six months ended April 30, 2014 (unaudited)

	AMG Frontier Small Cap Growth Fund	AMG TimesSquare All Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG Managers Real Estate Securities Fund
Investment Income:
Dividend income	$158,795	$140,902	$809,966 [1]	$2,672,735
Securities lending income	64,061	4	94,451	—
Interest income	—	—	118	—
Foreign withholding tax	(2,073)	—	—	—
Total investment income	220,783	140,906	904,535	2,672,735
Expenses:
Investment advisory and management fees	305,571	142,452	1,132,356	658,474
Administrative fees	—	47,484	283,089	274,364
Distribution fees - Investor Class	477	6,443	—	—
Shareholder servicing fees - Service Class	19,542	14,948	230,866	—
Shareholder servicing fees - Investor Class	477	3,866	—	—
Shareholder servicing fees	—	—	—	274,364
Professional fees	15,598	12,471	18,182	21,471
Registration fees	13,192	13,764	10,398	13,459
Custodian	9,097	2,721	24,134	9,905
Reports to shareholders	5,100	4,035	15,878	26,465
Transfer agent	5,000	9,750	18,953	14,448
Trustees fees and expenses	1,174	761	3,812	3,703
Miscellaneous	1,286	1,091	25,642	1,893
Total expenses before offsets	376,514	259,786	1,763,310	1,298,546
Expense repayments	—	—	—	26,047
Expense reimbursements	(34,575)	(84,477)	(172,530)	—
Expense reductions	—	(2,785)	(20,233)	(10,972)
Net expenses	341,939	172,524	1,570,547	1,313,621

Net investment income (loss)	(121,156)	(31,618)	(666,012)	1,359,114
Net Realized and Unrealized Gain:
Net realized gain on investments	14,451,741	1,492,719	20,815,591	1,366,072
Net change in unrealized appreciation (depreciation) of investments	(10,091,587)	(193,964)	(15,437,042)	16,164,809
Net realized and unrealized gain	4,360,154	1,298,755	5,378,549	17,530,881

Net increase in net assets resulting from operations	$4,238,998	$1,267,137	$4,712,537	$18,889,995

[1]	Includes non-recurring dividends of $68,776.

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	AMG Frontier		AMG TimesSquare All		AMG Managers Emerging
	Small Cap Growth Fund		Cap Growth Fund		Opportunities Fund
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(121,156)	$(180,285)	$(31,618)	$54,882	$(666,012)	$(459,051)
Net realized gain on investments	14,451,741	8,773,344	1,492,719	4,505,144	20,815,591	29,255,923
Net change in unrealized appreciation (depreciation) of investments	(10,091,587)	18,984,862	(193,964)	3,689,693	(15,437,042)	37,936,325
Net increase in net assets resulting from operations	4,238,998	27,577,921	1,267,137	8,249,719	4,712,537	66,733,197
Distributions to Shareholders:
From net investment income:
Investor Class	—	—	—	(6,039)	—	—
Service Class	—	—	—	(66,568)	—	(200,919)
Institutional Class	—	—	—	(16,460)	—	(134,351)
From net realized gain on investments:
Investor Class	(41,612)	—	(535,996)	—	—	—
Service Class	(1,754,199)	—	(3,026,191)	—	(23,264,454)	(8,440,046)
Institutional Class	(6,547,364)	—	(314,008)	—	(5,190,571)	(2,201,758)
Total distributions to shareholders	(8,343,175)	—	(3,876,195)	(89,067)	(28,455,025)	(10,977,074)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(30,879,894)	(40,721,845)	4,166,855	2,745,621	25,634,800	20,768,144

Total increase (decrease) in net assets	(34,984,071)	(13,143,924)	1,557,797	10,906,273	1,892,312	76,524,267
Net Assets:
Beginning of period	73,755,816	86,899,740	36,291,603	25,385,330	217,047,766	140,523,499
End of period	$38,771,745	$73,755,816	$37,849,400	$36,291,603	$218,940,078	$217,047,766
End of period undistributed net investment income (loss)	$(121,156)	—	$(46,575)	$(14,957)	$(587,645)	$78,367

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013

	AMG Managers Real
	Estate Securities Fund
	April 30,	October 31,
	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,359,114	$2,124,958
Net realized gain on investments	1,366,072	11,667,269
Net change in unrealized appreciation (depreciation) of investments	16,164,809	2,575,248
Net increase in net assets resulting from operations	18,889,995	16,367,475
Distributions to Shareholders:
From net investment income	(1,677,390)	(1,863,912)
From net realized gain on investments	(12,258,881)	(3,921,545)
Total distributions to shareholders	(13,936,271)	(5,785,457)
Capital Share Transactions:
Proceeds from sale of shares	68,330,102	129,568,438
Reinvestment of dividends and distributions	12,049,242	5,096,432
Cost of shares repurchased	(39,795,944)	(100,989,345)
Net increase from capital share transactions	40,583,400	33,675,525

Total increase in net assets	45,537,124	44,257,543
Net Assets:
Beginning of period	212,625,903	168,368,360
End of period	$258,163,027	$212,625,903
End of period undistributed net investment income	$336,706	$654,982

Share Transactions:
Sale of shares	6,596,492	12,151,788
Reinvested shares from dividends and distributions	1,248,390	503,733
Shares repurchased	(3,905,314)	(9,677,837)
Net increase in shares	3,939,568	2,977,684

The accompanying notes are an integral part of these financial statements.

24

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Investor Class	(unaudited)	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$26.26	$18.81	$17.90	$16.70	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.14)[4]	(0.13)[5]	(0.16)	(0.11)
Net realized and unrealized gain on investments[1]	1.14	7.59	1.04	1.36	2.17
Total from investment operations	1.03	7.45	0.91	1.20	2.06
Distributions to Shareholders from:
Net realized gain on investments	(2.98)	—	—	—	—
Net Asset Value, End of Period	$24.31	$26.26	$18.81	$17.90	$16.70
Total Return[2]	3.78%[15]	39.61%	5.08%	7.19%	14.07%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.55%[16]	1.58%[6]	1.55%	1.55%	1.55%[16]
Ratio of expenses to average net assets (with offsets)	1.55%[16]	1.58%[6]	1.55%	1.55%	1.55%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.66%[16]	1.65%[6]	1.65%	1.72%	1.94%[16]
Ratio of net investment loss to average net assets[2]	(0.85)%[16]	(0.64)%[6]	(0.70)%	(0.86)%	(0.91)%[16]
Portfolio turnover	33%	65%	38%	44%	52%
Net assets at end of period (000’s omitted)	$379	$366	$474	$563	$406

	For the six months ended April 30, 2014	For the fiscal year ended October 31,
Service Class	(unaudited)	2013	2012	2011	2010*	2009
Net Asset Value, Beginning of Period	$26.48	$18.92	$17.96	$16.72	$13.42	$11.69
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.10)[4]	(0.09)[5]	(0.12)	(0.12)	(0.10)
Net realized and unrealized gain on investments[1]	1.16	7.66	1.05	1.36	3.42	1.83
Total from investment operations	1.08	7.56	0.96	1.24	3.30	1.73
Distributions to Shareholders from:
Net realized gain on investments	(3.01)	—	—	—	—	—
Net Asset Value, End of Period	$24.55	$26.48	$18.92	$17.96	$16.72	$13.42
Total Return[2]	3.94%[7,15]	39.96%[7]	5.35%[7]	7.42%[7]	24.59%	14.80%
Ratio of net expenses to average net assets (with offsets/reductions)	1.30%[16]	1.33%[6]	1.30%	1.30%	1.37%	1.46%
Ratio of expenses to average net assets (with offsets)	1.30%[16]	1.33%[6]	1.30%	1.30%	1.37%	1.46%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.41%[16]	1.40%[6]	1.40%	1.47%	1.66%	1.50%
Ratio of net investment loss to average net assets[2]	(0.60)%[16]	(0.43)%[6]	(0.48)%	(0.63)%	(0.78)%	(0.90)%
Portfolio turnover	33%	65%	38%	44%	52%	136%
Net assets at end of period (000’s omitted)	$15,148	$15,273	$12,664	$18,199	$18,290	$39,536

25

AMG Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Institutional Class	(unaudited)	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$26.72	$19.04	$18.03	$16.74	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.04)[4]	(0.04)[5]	(0.08)	(0.05)
Net realized and unrealized gain on investments[1]	1.16	7.72	1.05	1.37	2.15
Total from investment operations	1.12	7.68	1.01	1.29	2.10
Distributions to Shareholders from:
Net realized gain on investments	(3.04)	—	—	—	—
Net Asset Value, End of Period	$24.80	$26.72	$19.04	$18.03	$16.74
Total Return[2]	4.04%[15]	40.34%	5.60%	7.71%	14.34%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[16]	1.08%[6]	1.05%	1.05%	1.05%[16]
Ratio of expenses to average net assets (with offsets)	1.05%[16]	1.08%[6]	1.05%	1.05%	1.05%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16%[16]	1.15%[6]	1.15%	1.22%	1.44%[16]
Ratio of net investment loss to average net assets[2]	(0.33)%[16]	(0.17)%[6]	(0.20)%	(0.41)%	(0.41)%[16]
Portfolio turnover	33%	65%	38%	44%	52%
Net assets at end of period (000’s omitted)	$23,245	$58,117	$73,762	$77,217	$11,750

26

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Investor Class	(unaudited)	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.60	$12.75	$11.02	$10.93	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.02)[8]	(0.02)[5]	(0.10)	(0.00)#
Net realized and unrealized gain on investments[1]	0.63	3.89	1.75	0.19	0.93
Total from investment operations	0.60	3.87	1.73	0.09	0.93
Distributions to Shareholders from:
Net investment income	—	(0.02)	—	(0.00)#	—
Net realized gain on investments	(1.76)	—	—	—	—
Total distributions to shareholders	(1.76)	(0.02)	—	(0.00)#	—
Net Asset Value, End of Period	$15.44	$16.60	$12.75	$11.02	$10.93
Total Return[2]	3.30%[15]	30.41%	15.70%	0.84%	9.30%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.18%[16]	1.30%[9]	1.17%	1.11%	1.17%[16]
Ratio of expenses to average net assets (with offsets)	1.19%[16]	1.32%[9]	1.19%	1.19%	1.17%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.64%[16]	1.85%[9]	1.80%	2.04%	15.15%[16]
Ratio of net investment loss to average net assets[2]	(0.44)%[16]	(0.17)%[9]	(0.14)%	(0.86)%	(0.11)%[16]
Portfolio turnover	42%	102%	87%	102%	50%
Net assets at end of period (000’s omitted)	$5,034	$5,046	$3,608	$2,465	$14

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Service Class	(unaudited)	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.80	$12.88	$11.10	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.03 [8]	0.01 [5]	(0.02)	(0.00	)#
Net realized and unrealized gain on investments[1]	0.65	3.93	1.77	0.18	0.94
Total from investment operations	0.64	3.96	1.78	0.16	0.94
Distributions to Shareholders from:
Net investment income	—	(0.04)	—	—	—
Net realized gain on investments	(1.78)	—	—	—	—
Total distributions to shareholders	(1.78)	(0.04)	—	—	—
Net Asset Value, End of Period	$15.66	$16.80	$12.88	$11.10	$10.94
Total Return[2]	3.51%[15]	30.88%	16.04%[7]	1.46%[7]	9.40%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.88%[16]	0.90%[9]	0.96%	0.96%	1.03%[16]
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.92%[9]	0.98%	1.04%	1.03%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.34%[16]	1.45%[9]	1.59%	1.89%	15.00%[16]
Ratio of net investment income (loss) to average net assets[2]	(0.14)%[16]	0.23%[9]	0.09%	(0.17)%	0.00	%#,16
Portfolio turnover	42%	102%	87%	102%	50%
Net assets at end of period (000’s omitted)	$29,449	$28,281	$19,498	$18,321	$11

27

AMG TimesSquare All Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,			For the fiscal
	April 30, 2014				period ended
Institutional Class	(unaudited)	2013	2012	2011	October 31, 2010**
Net Asset Value, Beginning of Period	$16.77	$12.87	$11.07	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.00)#	0.05 [8]	0.03 [5]	0.00 #	0.01
Net realized and unrealized gain on investments[1]	0.64	3.92	1.77	0.13	0.93
Total from investment operations	0.64	3.97	1.80	0.13	0.94
Distributions to Shareholders from:
Net investment income	—	(0.07)	—	(0.00)#	—
Net realized gain on investments	(1.78)	—	—	—	—
Total distributions to shareholders	(1.78)	(0.07)	—	(0.00)#	—
Net Asset Value, End of Period	$15.63	$16.77	$12.87	$11.07	$10.94
Total Return[2]	3.49%[7,15]	31.00%[7]	16.26%	1.23%	9.40%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[16]	0.80%[9]	0.77%	0.71%	0.79%[16]
Ratio of expenses to average net assets (with offsets)	0.79%[16]	0.82%[9]	0.79%	0.79%	0.79%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[16]	1.35%[9]	1.40%	1.64%	14.74%[16]
Ratio of net investment income (loss) to average net assets[2]	(0.04)%[16]	0.35%[9]	0.26%	0.03%	0.27%[16]
Portfolio turnover	42%	102%	87%	102%	50%
Net assets at end of period (000’s omitted)	$3,366	$2,965	$2,279	$1,982	$1,063

28

AMG Managers Emerging Opportunities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
Service Class†	(unaudited)	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$51.19	$37.26	$36.03		$33.42	$26.37	$25.41
Income from Investment Operations:
Net investment loss[1]	(0.16)[10]	(0.14)[4]	(0.23)		(0.27)	(0.25)	(0.21)
Net realized and unrealized gain on investments[1]	1.59	16.99	4.12		2.88	7.30	2.73
Total from investment operations	1.43	16.85	3.89		2.61	7.05	2.52
Distributions to Shareholders from:
Net investment income	—	(0.07)	—		—	—	—
Net realized gain on investments	(6.80)	(2.85)	(2.66)		—	—	(1.56)
Total distributions to shareholders	(6.80)	(2.92)	(2.66)		—	—	(1.56)
Net Asset Value, End of Period	$45.82	$51.19	$37.26		$36.03	$33.42	$26.37
Total Return[2]	2.22%[7,15]	49.00%	11.55	%†††	7.78%	26.73%[7]	11.34%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.43%[11,16,17]	1.44%[12]	1.41%		1.41%	1.50%	1.53%
Ratio of expenses to average net assets (with offsets)	1.45%[11,16,17]	1.45%[12]	1.43%		1.43%	1.52%	1.56%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.61%[11,16,17]	1.65%[12]	1.68%		1.66%	1.72%	1.75%
Ratio of net investment loss to average net assets[2]	(0.65)%[11,16,17]	(0.33)%[12]	(0.62)%		(0.73)%	(0.84)%	(0.90)%
Portfolio turnover	57%	96%	64%		85%	93%	82%
Net assets at end of period (000’s omitted)	$180,543	$172,959	$110,732		$113,742	$135,570	$127,322

	For the six months ended	For the fiscal year ended October 31,			For the fiscal period October 1, 2011
Institutional Class††	April 30, 2014 (unaudited)	2013	2012		through October 31, 2011
Net Asset Value, Beginning of Period	$51.31	$37.37	$36.03		$31.02
Income from Investment Operations:
Net investment loss[1]	(0.10)[10]	(0.03)[4]	(0.13)		(0.01)
Net realized and unrealized gain on investments[1]	1.58	16.99	4.13		5.02
Total from investment operations	1.48	16.96	4.00		5.01
Distributions to Shareholders from:
Net investment income	—	(0.17)	—		—
Net realized gain on investments	(6.82)	(2.85)	(2.66)		—
Total distributions to shareholders	(6.82)	(3.02)	(2.66)		—
Net Asset Value, End of Period	$45.97	$51.31	$37.37		$36.03
Total Return[2]	2.32%[7,15]	49.36%	11.84	%†††	16.18%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.18%[11,16,17]	1.19%[12]	1.16%		1.17%[16]
Ratio of expenses to average net assets (with offsets)	1.20%[11,16,17]	1.20%[12]	1.18%		1.19%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.36%[11,16,17]	1.40%[12]	1.43%		1.50%[16]
Ratio of net investment loss to average net assets[2]	(0.40)%[11,16,17]	(0.08)%[12]	(0.37)%		(0.42)%[16]
Portfolio turnover	57%	96%	64%		85%
Net assets at end of period (000’s omitted)	$38,397	$44,089	$29,791		$31,735

29

AMG Managers Real Estate Securities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
	April 30, 2014
	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.79	$10.07	$8.95	$8.12	$5.68	$5.55
Income from Investment Operations:
Net investment income[1]	0.06	0.11	0.09	0.06	0.08	0.12
Net realized and unrealized gain on investments[1]	0.76	0.96	1.11	0.83	2.43	0.16
Total from investment operations	0.82	1.07	1.20	0.89	2.51	0.28
Distributions to Shareholders from:
Net investment income	(0.08)	(0.10)	(0.08)	(0.06)	(0.07)	(0.15)
Net realized gain on investments	(0.61)	(0.25)	—	—	—	—
Total distributions to shareholders	(0.69)	(0.35)	(0.08)	(0.06)	(0.07)	(0.15)
Net Asset Value, End of Period	$10.92	$10.79	$10.07	$8.95	$8.12	$5.68
Total Return[2]	8.43%[7,15]	10.89%[7]	13.43%	11.06%	44.47%	5.77%
Ratio of net expenses to average net assets (with offsets/reductions)	1.21%[13,16]	1.26%[14]	1.26%	1.41%	1.49%	1.48%
Ratio of expenses to average net assets (with offsets)	1.22%[13,16]	1.27%[14]	1.27%	1.42%	1.50%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[13,16]	1.27%[14]	1.28%	1.48%	1.79%	2.47%
Ratio of net investment income to average net assets[2]	1.22%[13,16]	1.08%[14]	0.92%	0.69%	1.12%	2.56%
Portfolio turnover	26%	86%	36%	75%	99%	107%
Net assets at end of period (000’s omitted)	$258,163	$212,626	$168,368	$55,568	$23,787	$14,526

30

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
*	Effective January 1, 2010, existing shares of AMG Frontier Small Cap Growth Fund were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.
**	Commenced operations on July 30, 2010.
†	Effective October 1, 2011, existing shares of AMG Managers Emerging Opportunities Fund were reclassified and redesignated as Service Class shares.
††	As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into AMG Managers Emerging Opportunities Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of AMG Managers Emerging Opportunities Fund in an equivalent dollar amount.
†††	Returns would have been lower if not for capital inflow resulting from market timing settlements.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.20), $(0.17), and $(0.09) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.31) and $(0.20) for AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for AMG Frontier Small Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.03), $(0.01), and $0.02 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.05), $0.00, and $0.03 for AMG TimesSquare All Cap Growth Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.023%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.17) and $(0.11) for the AMG Managers Emerging Opportunities Fund’s Service Class and Institutional Class shares, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.006% of average net assets for the Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.008% of average net assets.
[14]	Includes non-routine extraordinary expenses amounting to 0.027% of average net assets.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes tax expense of $19,605 or 0.01%.

31

Notes to Financial Statements

April 30, 2014 (unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (formerly Managers Trust I) (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Managers Frontier Small Cap Growth Fund (“Small Cap”) (formerly Managers Frontier Small Cap Growth Fund), AMG TimesSquare All Cap Growth Fund (“All Cap Growth”) (formerly Managers AMG TSCM Growth Equity Fund), AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”) (formerly Managers Micro-Cap Fund) and AMG Managers Real Estate Securities Fund (“Real Estate Securities”) (formerly Managers Real Estate Securities Fund), each a “Fund” and collectively the “Funds.”

Small Cap and All Cap Growth each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Emerging Opportunities currently offers two classes of shares: Institutional Class and Service Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

32

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate-investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a

Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap, All Cap Growth and Emerging Opportunities Funds, investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2014, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: All Cap Growth - $2,785 or 0.01%, Emerging Opportunities - $20,233 or 0.02% and Real Estate Securities - $10,972 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended April 30, 2014, the overdraft fees for Small Cap, All Cap Growth and Emerging Opportunities equaled $594, $2 and $9, respectively.

The Trust recently held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, REITs and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

33

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of October 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended October 31, 2014, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2014 (unaudited) and the fiscal year ended October 31, 2013, the capital stock transactions by class for the Small Cap, All Cap Growth and Emerging Opportunities were:

	Small Cap				All Cap Growth
	April 30, 2014		October 31, 2013		April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Proceeds from sale of shares	—	—	472	$11,202	10,312	$164,782	44,427	$652,528
Reinvestment of distributions	1,686	$41,612	—	—	33,626	535,996	465	6,034
Cost of shares repurchased	(50)	(1,256)	(11,753)	(257,651)	(21,933)	(353,235)	(23,858)	(354,373)

Net increase (decrease)	1,636	$40,356	(11,281)	$(246,449)	22,005	$347,543	21,034	$304,189

Service Class Shares
Proceeds from sale of shares	32,859	$856,609	14,996	$346,091	161,123	$2,632,496	506,959	$7,532,724
Reinvestment of distributions	69,579	1,731,122	—	—	187,380	3,026,191	5,075	66,433
Cost of shares repurchased	(62,009)	(1,577,134)	(107,664)	(2,411,622)	(150,914)	(2,459,940)	(342,293)	(5,092,088)

Net increase (decrease)	40,429	$1,010,597	(92,668)	$(2,065,531)	197,589	$3,198,747	169,741	$2,507,069

Institutional Class Shares
Proceeds from sale of shares	19,501	$502,133	24,657	$530,043	22,076	$356,251	98,087	$1,355,750
Reinvestment of distributions	259,755	6,525,038	—	—	19,479	314,008	1,097	14,314
Cost of shares repurchased	(1,517,247)	(38,958,018)	(1,723,427)	(38,939,908)	(3,024)	(49,694)	(99,460)	(1,435,701)

Net increase (decrease)	(1,237,991)	$(31,930,847)	(1,698,770)	$(38,409,865)	38,531	$620,565	(276)	$(65,637)

34

Notes to Financial Statements (continued)

	Emerging Opportunities
	April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Service Class Shares
Proceeds from sale of shares	791,598	$38,915,742	769,762	$35,294,189
Reinvestment of distributions	480,130	22,993,404	245,892	8,478,353
Cost of shares repurchased	(710,807)	(34,636,010)	(608,491)	(25,727,865)

Net increase	560,921	$27,273,136	407,163	$18,044,677

Institutional Class Shares
Proceeds from sale of shares	53,239	$2,624,993	171,893	$8,092,144
Reinvestment of distributions	107,315	5,151,130	66,982	2,310,199
Cost of shares repurchased	(184,553)	(9,414,459)	(176,822)	(7,678,876)

Net increase (decrease)	(23,999)	$(1,638,336)	62,053	$2,723,467

At April 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - two collectively own 50%; All Cap Growth - one owns 13%; Emerging Opportunities - two collectively own 47%; Real Estate Securities - three collectively own 60%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2014, the market value of repurchase agreements outstanding for Small Cap and Emerging Opportunities was $943,701 and $8,944,385, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). All Cap Growth is managed by TimesSquare Capital Management, LLC (“TimesSquare”). AMG indirectly owns a majority interest in Frontier and TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
All Cap Growth	0.75%
Emerging Opportunities	1.00%
Real Estate Securities	0.60%

The Investment Manager has contractually agreed, through March 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, All Cap Growth, and Emerging Opportunities to 1.05%, 0.79%, and 1.18%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

Effective July 1, 2012, the Investment Manager has contractually agreed through March 1, 2015 to waive management fees and/or reimburse Fund expenses in order to limit the Real Estate Securities Fund’s total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund’s average daily net assets. Immediately prior to July 1, 2012, the Fund had a contractual expense limitation of 1.29%.

35

Notes to Financial Statements (continued)

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended April 30, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap	All Cap Growth	Emerging Opportunities
Reimbursement Available - 10/31/13	$268,302	$465,355	$1,003,559
Additional Reimbursements	34,575	84,477	172,530
Repayments	—	—	—
Expired Reimbursements	(57,633)	(57,610)	(164,188)

Reimbursement Available - 04/30/14	$245,244	$492,222	$1,011,901

Real Estate Securities
Reimbursement Available - 10/31/13	$26,047
Additional Reimbursements	—
Repayments	(26,047)
Expired Reimbursements	—

Reimbursement Available - 04/30/14	$—

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier. For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pays a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Prior to January 1, 2013, the aggregate annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Small Cap and All Cap Growth have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

36

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended April 30, 2014 were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.25%
All Cap Growth
Investor Class	0.25%	0.15%
Service Class	0.25%	0.10%
Emerging Opportunities
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2014, the following Funds either borrowed from or lent to other AMG Funds family: Emerging Opportunities lent $1,937,398, for four days earning interest of $118. The interest amount is included in the Statement of Operations as interest income. At April 30, 2014, the Funds had no loans outstanding.

For the six months ended April 30, 2014, Emerging Opportunities executed the following transactions at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board:

November 1, 2013 - bought 900 shares of Faro Technologies, Inc. at $50.14 from Lord Abbett Research Fund - Small-Cap Value Series

November 1, 2013 - sold 3,379 shares of Fluidigm Corp. at $31.38 to Lord Abbett Developing Growth Fund

November 1, 2013 - sold 4,732 shares of Flotek Industries, Inc. at $20.97 to Lord Abbett Developing Growth Fund

November 1, 2013 - sold 4,784 shares of RigNet, Inc. at $36.94 to Lord Abbett Developing Growth Fund

November 5, 2013 - bought 1,012 shares of Faro Technologies, Inc. at $51.00 from Lord Abbett Research Fund - Small-Cap Value Series

November 15, 2013 - bought 2,400 shares of Virtusa Corp. at $35.24 from Lord Abbett Micro Cap Value Fund

January 29, 2014 - sold 4,297 shares of Rentrack Corp. at $53.32 to Lord Abbett Developing Growth Fund

February 4, 2014 - sold 4,685 shares of Rentrack Corp. at $56.50 to Lord Abbett Developing Growth Fund

February 19, 2014 - sold 2,288 shares of Rentrack Corp. at $64.21 to Lord Abbett Developing Growth Fund

February 20, 2014 - sold 5,187 shares of Boulder Brands, Inc. at $14.02 to Lord Abbett Bond Debenture Fund

March 6, 2014 - bought 2,073 shares of Gentherm, Inc. at $31.90 from Lord Abbett Research Fund - Small-Cap Value Series

March 6, 2014 - bought 1,200 shares of Gentherm, Inc. at $31.64 from Lord Abbett Research Fund - Small-Cap Value Series

March 6, 2014 - bought 800 shares of Pinnacle Financial Partners at $37.16 from Lord Abbett Research Fund - Small-Cap Value Series

March 6, 2014 - bought 1,200 shares of Pinnacle Financial Partners at $37.09 from Lord Abbett Research Fund - Small-Cap Value Series

March 19, 2014 - sold 3,357 shares of Receptos, Inc. at $54.35 to Lord Abbett Developing Growth Fund

March 24, 2014 - sold 4,369 shares of Rentrack Corp. at $57.45 to Lord Abbett Developing Growth Fund

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$19,934,556	$58,696,090
All Cap Growth	15,785,030	15,722,379
Emerging Opportunities	126,519,102	128,956,633
Real Estate Securities	85,365,126	56,971,629

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds, other than Real Estate Securities, participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’

37

Notes to Financial Statements (continued)

policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following tables are a summary of the Funds’ open securities lending and repurchase agreements that are subject to a master netting agreement as of April 30, 2014:

		Gross Amounts Offset in the Statement	Net Amounts of Assets Presented in the Statement	Gross Amount Not Offset in the
				Statement of Assets and Liabilities
	Gross Amounts of
	Recognized	of Assets and	of Assets and	Financial	Cash Collateral
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Small Cap
Securities lending	$924,185	—	$924,185	—	$924,185	—
Repurchase agreements	943,701	—	943,701	$943,701	—	—

Total	$1,867,886	—	$1,867,886	$943,701	$924,185	—

Emerging Opportunities
Securities lending	$8,464,503	—	$8,464,503	—	$8,464,503	—
Repurchase agreements	8,944,385	—	8,944,385	$8,944,385	—	—

Total	$17,408,888	—	$17,408,888	$8,944,385	$8,464,503	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

38

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THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

SAR021-0414	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	July 8, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	July 8, 2014